Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.8%)
	Linde plc	14,717,930	7,296,561
	Newmont Corp.	34,557,472	3,740,846
	Freeport-McMoRan Inc.	45,653,013	2,683,484
	Ecolab Inc.	8,059,379	2,143,956
	Air Products and Chemicals Inc.	7,072,912	2,054,610
	Fastenal Co.	36,463,068	1,691,886
	Nucor Corp.	6,872,790	1,162,189
	Steel Dynamics Inc.	4,413,275	794,390
	Royal Gold Inc.	2,697,453	686,475
	Albemarle Corp.	3,747,319	672,756
	LyondellBasell Industries NV Class A	8,195,967	660,267
	CF Industries Holdings Inc.	4,870,519	632,388
	International Paper Co.	16,815,439	600,311
	Carpenter Technology Corp.	1,506,860	593,929
	International Flavors & Fragrances Inc.	7,744,268	561,847
	Alcoa Corp.	8,379,184	555,791
*	RBC Bearings Inc.	1,006,140	546,455
	Reliance Inc.	1,642,136	499,078
	Avery Dennison Corp.	2,437,268	420,867
	Mueller Industries Inc.	3,530,934	391,228
	Solstice Advanced Materials Inc.	5,048,413	384,487
	Hecla Mining Co.	20,273,471	377,695
*	Coeur Mining Inc.	18,424,508	345,828
	Eastman Chemical Co.	3,619,846	276,267
	Element Solutions Inc.	7,733,782	264,031
	Mosaic Co.	10,106,343	257,712
*,1	MP Materials Corp.	5,078,642	245,095
	Celanese Corp.	3,506,023	230,591
	Commercial Metals Co.	3,519,501	216,203
*	Uranium Energy Corp.	15,371,854	207,520
	Timken Co.	2,000,594	201,200
	Hexcel Corp.	2,408,553	194,924
	Balchem Corp.	1,014,626	171,959
	UFP Industries Inc.	1,791,522	165,035
	NewMarket Corp.	253,883	162,726
*	Cleveland-Cliffs Inc.	18,135,627	153,246
*,1	Energy Fuels Inc.	7,544,556	137,688
	Cabot Corp.	1,649,140	124,197
	Westlake Corp.	1,019,277	119,072
	Sensient Technologies Corp.	1,361,537	117,691
*	Century Aluminum Co.	1,887,648	110,786
*	Perimeter Solutions Inc.	4,458,677	108,881
	Avient Corp.	2,934,486	106,522
	Chemours Co.	4,830,686	106,420
	Olin Corp.	3,567,181	106,052
	Materion Corp.	660,009	95,470
*,1	USA Rare Earth Inc.	6,235,984	94,382
	Hawkins Inc.	598,472	91,925
	Scotts Miracle-Gro Co.	1,382,888	84,093
	Ashland Inc.	1,462,882	81,351
*	Ingevity Corp.	1,118,429	79,666
	Huntsman Corp.	5,356,888	71,300
	FMC Corp.	4,021,442	69,249
	Minerals Technologies Inc.	967,548	68,619
	Innospec Inc.	794,453	58,011
	Kaiser Aluminum Corp.	464,208	55,942
	Quaker Chemical Corp.	447,657	55,612
*,1	Hycroft Mining Holding Corp. Class A	1,458,073	51,324
*	Ecovyst Inc.	3,582,068	46,065
	Sylvamo Corp.	1,080,233	45,629
*	Ivanhoe Electric Inc.	3,785,152	44,741
	Tronox Holdings plc	3,732,772	36,469

		Shares	Market Value ($000)
	Worthington Steel Inc.	1,200,220	36,427
*,1	i-80 Gold Corp.	23,409,995	35,583
	Stepan Co.	681,056	34,039
*,1	United States Antimony Corp.	3,739,500	32,646
	Ryerson Holding Corp.	1,399,237	31,455
*	Compass Minerals International Inc.	1,316,932	30,750
*	LSB Industries Inc.	1,580,946	23,556
	Koppers Holdings Inc.	598,437	23,148
*	NWPX Infrastructure Inc.	291,591	22,703
*	Rayonier Advanced Materials Inc.	1,977,844	21,895
	AdvanSix Inc.	795,399	19,408
*	Metallus Inc.	1,120,247	18,305
*	Dakota Gold Corp.	3,368,648	17,012
*,1	Ur-Energy Inc.	11,233,029	16,737
*,1	ASP Isotopes Inc.	3,702,095	16,363
*	Intrepid Potash Inc.	379,874	16,247
*	Idaho Strategic Resources Inc.	465,376	14,948
	Mativ Holdings Inc.	1,712,098	14,895
*,1	American Battery Technology Co.	3,946,102	11,010
*	Alto Ingredients Inc.	2,230,593	10,796
*	Magnera Corp.	1,107,017	10,528
*,1	Contango Silver & Gold Inc.	397,928	7,461
*	Clearwater Paper Corp.	488,515	7,025
*	Perma-Pipe International Holdings Inc.	225,099	6,710
*	Tredegar Corp.	821,694	6,533
*	Comstock Inc.	2,084,238	6,357
*,1	US Gold Corp.	361,020	5,484
*,1	GrafTech International Ltd.	665,308	4,511
*	Gold Resource Corp.	3,630,850	4,357
	Friedman Industries Inc.	204,984	3,632
*	Ascent Industries Co.	264,251	3,517
	Omega Flex Inc.	111,611	3,464
*	Paramount Gold Nevada Corp.	1,980,254	3,287
*	Ampco-Pittsburgh Corp.	458,240	3,079
	Northern Technologies International Corp.	296,283	2,441
*	American Vanguard Corp.	796,895	1,984
*,1	Westwater Resources Inc.	2,873,502	1,879
*	Unifi Inc.	471,568	1,684
*	CPS Technologies Corp.	402,526	1,506
	Flexible Solutions International Inc.	270,455	1,461
*	Solitario Resources Corp.	1,500,000	1,230
*	Culp Inc.	335,090	918
*,1	LanzaTech Global Inc.	42,232	676
*,1	Solesence Inc.	597,505	567
*	TechPrecision Corp.	181,940	548
*,1	5E Advanced Materials Inc.	199,643	280
*	Origin Materials Inc.	109,685	250
*	Senestech Inc.	8,103	13
*,1,2	American Infrastructure Corp.	373,321	2
*,1,2	ReElement Technologies Corp.	696,874	—
			34,950,297
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	306,900,330	63,918,132
*	Tesla Inc.	89,405,518	33,236,501
	Walmart Inc.	139,244,193	17,305,268
	Costco Wholesale Corp.	14,099,114	14,048,780
*	Netflix Inc.	134,118,081	12,895,454
	Home Depot Inc.	31,623,279	10,400,580
	McDonald's Corp.	22,562,987	7,012,351
	TJX Cos. Inc.	35,273,547	5,633,185
	Walt Disney Co.	56,266,097	5,422,926
*	Uber Technologies Inc.	65,375,251	4,702,442
	Booking Holdings Inc.	1,006,031	4,235,712
	Lowe's Cos. Inc.	17,822,191	4,211,027
	Starbucks Corp.	36,182,944	3,241,630
*	O'Reilly Automotive Inc.	26,750,281	2,469,318
	Ross Stores Inc.	10,274,048	2,225,667
	Hilton Worldwide Holdings Inc.	7,279,486	2,213,546
	Marriott International Inc. Class A	6,732,121	2,201,875

		Shares	Market Value ($000)
	General Motors Co.	28,709,917	2,138,889
	Royal Caribbean Cruises Ltd.	7,733,857	2,128,203
*	Warner Bros Discovery Inc.	74,827,674	2,054,768
	NIKE Inc. Class B	37,824,895	1,997,911
*	AutoZone Inc.	526,498	1,778,394
	Target Corp.	14,383,806	1,743,317
	Electronic Arts Inc.	7,945,264	1,619,801
*	Airbnb Inc. Class A	12,104,863	1,528,602
	Ford Motor Co.	124,572,829	1,437,570
	Delta Air Lines Inc.	20,736,131	1,378,538
	Yum! Brands Inc.	8,778,247	1,364,842
*	Carvana Co.	4,307,815	1,354,291
*	Chipotle Mexican Grill Inc.	41,370,740	1,324,277
	eBay Inc.	14,234,873	1,295,658
	Garmin Ltd.	5,194,193	1,205,105
	DR Horton Inc.	8,284,342	1,136,777
*	ROBLOX Corp. Class A	19,971,468	1,129,586
*	Take-Two Interactive Software Inc.	5,587,913	1,103,613
*	United Airlines Holdings Inc.	10,412,404	958,670
*	Copart Inc.	27,652,904	918,076
	Carnival Corp.	35,345,817	914,750
	Tapestry Inc.	6,431,020	907,481
	Expedia Group Inc.	3,712,586	857,199
	Dollar General Corp.	6,991,422	830,092
*,1	Live Nation Entertainment Inc.	5,213,192	795,064
	Tractor Supply Co.	16,727,975	757,777
	Omnicom Group Inc.	9,858,221	742,423
*	Ulta Beauty Inc.	1,409,227	736,617
	PulteGroup Inc.	6,110,185	718,619
	Darden Restaurants Inc.	3,655,613	716,646
	Williams-Sonoma Inc.	3,799,741	692,807
*	Dollar Tree Inc.	6,000,971	657,166
*	Burlington Stores Inc.	1,995,199	649,198
*	Liberty Media Corp.-Liberty Formula One Class C	7,095,941	603,297
	Southwest Airlines Co.	15,616,430	586,709
	RB Global Inc.	5,917,202	567,164
	Estee Lauder Cos. Inc. Class A	7,859,750	564,094
*	NVR Inc.	84,225	555,028
	Rollins Inc.	9,929,197	530,318
*	Lululemon Athletica Inc.	3,386,167	518,422
	Las Vegas Sands Corp.	9,602,180	517,365
	Lennar Corp. Class A	5,796,465	503,365
*	Aptiv plc	6,754,886	469,059
	Somnigroup International Inc.	6,345,478	469,058
	Genuine Parts Co.	4,373,569	462,505
*	Flutter Entertainment plc	4,456,690	454,360
*	Deckers Outdoor Corp.	4,510,674	451,473
*	Rivian Automotive Inc. Class A	29,499,550	443,968
	Hasbro Inc.	4,473,199	418,691
*	BJ's Wholesale Club Holdings Inc.	4,167,940	410,209
	Toll Brothers Inc.	3,002,729	409,782
	New York Times Co. Class A	4,884,835	409,007
	Best Buy Co. Inc.	6,314,240	405,374
*	Five Below Inc.	1,756,830	401,401
	Ralph Lauren Corp.	1,162,429	399,864
	TKO Group Holdings Inc. Class A	1,981,175	399,504
	Dick's Sporting Goods Inc.	1,998,036	396,191
	BorgWarner Inc.	6,559,637	355,926
	Texas Roadhouse Inc. Class A	2,108,132	348,137
	Fox Corp. Class A	5,943,995	347,129
	Service Corp. International	4,202,203	346,724
	Domino's Pizza Inc.	959,385	344,218
	Aramark	8,370,943	339,358
	News Corp. Class A	13,203,717	329,169
*	DraftKings Inc. Class A	14,883,636	321,784
*	Trade Desk Inc. Class A	14,014,019	317,978
*,1	GameStop Corp. Class A	12,839,091	295,813
*	Norwegian Cruise Line Holdings Ltd.	14,493,767	271,033
	Murphy USA Inc.	530,132	261,869
*	Cava Group Inc.	3,143,656	254,322

		Shares	Market Value ($000)
	Wynn Resorts Ltd.	2,480,946	251,940
*	Wayfair Inc. Class A	3,282,011	246,840
	LKQ Corp.	8,137,634	239,002
*	American Airlines Group Inc.	21,046,582	226,040
	Pool Corp.	1,052,175	212,887
	VF Corp.	12,463,702	211,758
*	MGM Resorts International	5,682,022	210,292
*	Chewy Inc. Class A	7,582,240	204,721
*	AutoNation Inc.	1,047,907	204,614
*	Dutch Bros Inc. Class A	4,036,004	204,464
*	Brinker International Inc.	1,382,359	197,359
	Fox Corp. Class B	3,684,869	195,667
	Wyndham Hotels & Resorts Inc.	2,395,279	194,569
	Lear Corp.	1,604,238	194,241
*	SiteOne Landscape Supply Inc.	1,422,026	189,286
*	Planet Fitness Inc. Class A	2,531,509	188,294
*	CarMax Inc.	4,511,337	187,581
	Gap Inc.	7,714,468	186,690
	Lithia Motors Inc. Class A	742,736	185,476
*	Ollie's Bargain Outlet Holdings Inc.	1,954,309	179,875
*	Madison Square Garden Sports Corp.	558,458	179,488
[1]	Hyatt Hotels Corp. Class A	1,243,675	178,828
*	Liberty Live Holdings Inc. Class C	1,895,082	178,346
*	Floor & Decor Holdings Inc. Class A	3,437,018	174,601
	Churchill Downs Inc.	1,887,291	169,535
*	Taylor Morrison Home Corp. Class A	2,900,424	168,921
*	Versant Media Group Inc.	4,547,281	168,340
	Nexstar Media Group Inc. Class A	916,159	165,669
*	Caesars Entertainment Inc.	6,172,883	163,149
*	Lyft Inc. Class A	12,088,015	160,771
	Gentex Corp.	6,827,710	149,185
*	Grand Canyon Education Inc.	865,409	147,146
	Vail Resorts Inc.	1,141,023	146,416
	Atmus Filtration Technologies Inc.	2,570,270	145,914
*	Etsy Inc.	2,908,084	145,346
*	Bright Horizons Family Solutions Inc.	1,757,476	144,342
	Macy's Inc.	7,945,035	143,726
*	Boot Barn Holdings Inc.	956,925	140,056
*	Mattel Inc.	9,581,038	139,213
*	Valvoline Inc.	4,055,596	136,592
	Boyd Gaming Corp.	1,655,368	136,038
	Sirius XM Holdings Inc.	5,879,660	135,703
	Wingstop Inc.	873,281	135,332
	U-Haul Holding Co. (XNYS)	3,013,616	134,618
*	Laureate Education Inc.	3,862,670	134,575
*	Abercrombie & Fitch Co. Class A	1,457,746	133,194
*	Alaska Air Group Inc.	3,612,283	132,860
*	Champion Homes Inc.	1,761,267	130,985
	Travel + Leisure Co.	1,878,493	129,973
	H&R Block Inc.	4,013,002	127,373
	Thor Industries Inc.	1,590,880	127,095
*	Urban Outfitters Inc.	1,997,563	126,546
*	Crocs Inc.	1,521,312	126,299
	Dana Inc.	3,735,861	125,712
	Meritage Homes Corp.	2,022,879	125,095
	PriceSmart Inc.	830,316	124,963
	Kontoor Brands Inc.	1,770,656	124,459
	Bath & Body Works Inc.	6,496,236	121,285
*	Covista Inc.	1,045,042	120,441
	Academy Sports & Outdoors Inc.	2,129,598	120,216
*	Cavco Industries Inc.	247,682	119,950
*	Asbury Automotive Group Inc.	611,219	119,438
	Group 1 Automotive Inc.	360,705	119,260
*	Duolingo Inc. Class A	1,207,950	119,068
*	Frontdoor Inc.	2,246,628	118,757
	Rush Enterprises Inc. Class A	1,790,360	118,361
*	Victoria's Secret & Co.	2,551,064	118,267
*	Tri Pointe Homes Inc.	2,528,589	118,161
*	SkyWest Inc.	1,283,043	117,822
*	Life Time Group Holdings Inc.	4,223,435	113,779

		Shares	Market Value ($000)
	Warner Music Group Corp. Class A	4,451,284	113,686
*	Stride Inc.	1,284,463	113,251
[1]	Whirlpool Corp.	2,016,573	108,734
	Graham Holdings Co. Class B	102,076	107,921
*	Shake Shack Inc. Class A	1,217,846	107,743
*	elf Beauty Inc.	1,767,830	107,148
	Signet Jewelers Ltd.	1,215,286	102,862
	PVH Corp.	1,457,162	101,652
	Advance Auto Parts Inc.	1,918,756	101,214
*	Sphere Entertainment Co.	855,551	100,442
*	OPENLANE Inc.	3,407,556	99,330
*	M/I Homes Inc.	779,086	95,399
	Cinemark Holdings Inc.	3,327,967	94,914
*	QuantumScape Corp. Class A	14,771,951	94,245
	Polaris Inc.	1,718,666	93,667
[1]	Paramount Skydance Corp. Class B	10,253,606	92,488
*	Dorman Products Inc.	878,312	91,661
*	YETI Holdings Inc.	2,475,323	90,572
	LCI Industries	733,880	90,253
	Red Rock Resorts Inc. Class A	1,688,468	90,097
	Lennar Corp. Class B	1,066,340	89,701
	KB Home	1,702,597	88,109
[1]	Choice Hotels International Inc.	812,801	84,125
	American Eagle Outfitters Inc.	4,824,185	80,564
	Acushnet Holdings Corp.	842,370	78,745
	Cheesecake Factory Inc.	1,431,545	78,377
	Steven Madden Ltd.	2,309,761	78,347
	Penske Automotive Group Inc.	522,802	78,169
	Visteon Corp.	842,341	76,746
	Phinia Inc.	1,121,236	76,737
*	Hilton Grand Vacations Inc.	1,944,833	76,082
*,1	Avis Budget Group Inc.	507,688	74,046
*	Madison Square Garden Entertainment Corp. Class A	1,241,512	73,137
	Perdoceo Education Corp.	1,943,326	72,311
	News Corp. Class B	2,523,503	71,945
	Harley-Davidson Inc.	3,554,369	71,869
	HNI Corp.	2,140,856	71,483
*	Lionsgate Studios Corp.	7,368,317	70,662
*	Rush Street Interactive Inc.	3,118,458	67,826
*	RH	478,321	66,879
*	Atlanta Braves Holdings Inc. Class C	1,552,425	66,289
*	Knowles Corp.	2,575,975	66,151
	Marriott Vacations Worldwide Corp.	1,001,381	65,210
*	Penn Entertainment Inc.	4,325,778	65,016
*	Capri Holdings Ltd.	3,629,772	63,957
*	National Vision Holdings Inc.	2,466,664	63,887
*	Green Brick Partners Inc.	968,964	62,450
*	Callaway Golf Co.	4,385,975	60,877
*	Liberty Live Holdings Inc. Class A	649,076	59,481
*	Liberty Media Corp.-Liberty Formula One Class A	751,821	58,702
*	Goodyear Tire & Rubber Co.	8,704,748	57,712
	Levi Strauss & Co. Class A	3,110,425	57,512
	Strategic Education Inc.	682,124	56,589
*	Universal Technical Institute Inc.	1,553,500	56,081
*	Peloton Interactive Inc. Class A	12,695,911	54,465
	Dillard's Inc. Class A	92,855	53,123
*	Central Garden & Pet Co. Class A	1,608,838	52,159
*	Six Flags Entertainment Corp.	2,911,160	51,673
	Interparfums Inc.	554,397	50,361
	Worthington Enterprises Inc.	957,734	49,936
*	Sonos Inc.	3,662,465	49,077
	Buckle Inc.	963,254	48,509
	Newell Brands Inc.	13,460,721	46,170
	John Wiley & Sons Inc. Class A	1,204,661	45,898
	Century Communities Inc.	799,101	45,852
*	Arlo Technologies Inc.	3,161,047	44,982
	Kohl's Corp.	3,377,783	43,573
	Winmark Corp.	101,275	43,300
	Interface Inc. Class A	1,734,164	43,215
*	Sally Beauty Holdings Inc.	3,081,301	42,676

		Shares	Market Value ($000)
*,1	Red Cat Holdings Inc.	3,247,501	42,510
	Columbia Sportswear Co.	774,482	42,449
*	Dauch Corp.	7,113,522	42,183
	Wolverine World Wide Inc.	2,575,144	42,026
	La-Z-Boy Inc.	1,300,304	41,792
*	JetBlue Airways Corp.	9,238,281	40,833
*,1	Lucid Group Inc. Class A	4,271,960	40,712
*	Allegiant Travel Co.	499,743	40,499
*	Figs Inc. Class A	2,713,203	40,074
	Leggett & Platt Inc.	4,038,589	39,901
*	TripAdvisor Inc.	3,690,140	39,337
	Carter's Inc.	1,086,694	38,860
	Monarch Casino & Resort Inc.	403,566	38,581
*	Lincoln Educational Services Corp.	843,507	34,314
	PROG Holdings Inc.	1,193,178	34,232
	Wendy's Co.	4,784,370	33,251
*	XPEL Inc.	739,127	32,714
	G-III Apparel Group Ltd.	1,155,765	32,015
	MillerKnoll Inc.	2,197,967	31,783
	Papa John's International Inc.	980,007	31,762
*	USA TODAY Co. Inc.	4,382,700	30,898
*	RealReal Inc.	3,336,736	30,298
	Upbound Group Inc.	1,637,251	29,552
*,1	Under Armour Inc. Class C	5,103,070	29,547
*	Revolve Group Inc. Class A	1,265,462	28,612
*,1	Global Business Travel Group I	5,070,808	28,295
*	Sun Country Airlines Holdings Inc.	1,699,249	28,072
*	American Public Education Inc.	482,308	27,434
	Sonic Automotive Inc. Class A	398,112	27,299
*,1	Under Armour Inc. Class A	4,603,028	27,204
*	Lindblad Expeditions Holdings Inc.	1,560,240	26,992
	Rush Enterprises Inc. Class B	413,417	26,603
*	Coursera Inc.	4,547,857	26,469
	Winnebago Industries Inc.	846,507	26,233
*	Pursuit Attractions & Hospitality Inc.	692,504	25,366
*	Gentherm Inc.	911,105	25,311
*	Eastman Kodak Co.	2,784,208	25,197
	Gold.com Inc.	625,013	25,051
*	United Parks & Resorts Inc.	764,030	24,953
*	LGI Homes Inc.	619,967	24,507
	Matthews International Corp. Class A	916,598	23,667
	Standard Motor Products Inc.	673,859	23,410
*	Driven Brands Holdings Inc.	1,804,498	22,755
[1]	Scholastic Corp.	572,850	22,376
*	Coty Inc. Class A	11,037,147	22,185
*	BJ's Restaurants Inc.	630,779	22,140
*	ACV Auctions Inc. Class A	5,133,250	21,765
*	Fox Factory Holding Corp.	1,313,256	21,616
*	Mister Car Wash Inc.	3,058,184	21,316
*	QuinStreet Inc.	1,720,245	20,660
	Carriage Services Inc. Class A	447,647	20,440
*	Accel Entertainment Inc. Class A	1,871,121	20,414
*	Clear Channel Outdoor Holdings Inc.	8,592,838	20,365
[1]	Cracker Barrel Old Country Store Inc.	701,412	19,717
*	Liquidity Services Inc.	625,704	19,128
*	First Watch Restaurant Group Inc.	1,820,227	19,076
	Smith & Wesson Brands Inc.	1,308,562	18,752
	Sturm Ruger & Co. Inc.	450,890	18,076
*,1	Stagwell Inc. Class A	2,873,623	18,075
*,1	Hertz Global Holdings Inc.	3,862,369	17,806
	Oxford Industries Inc.	453,127	17,450
*,1	U-Haul Holding Co.	362,806	17,335
*	Beazer Homes USA Inc.	894,375	17,208
*	Sabre Corp.	11,773,726	17,072
*,1	Unusual Machines Inc.	1,363,580	16,908
	Ethan Allen Interiors Inc.	756,799	16,846
*	MarineMax Inc.	618,428	16,735
*,1	AMC Entertainment Holdings Inc. Class A	16,418,730	16,090
	Sinclair Inc.	1,211,210	15,673
*,1	Sweetgreen Inc. Class A	3,012,003	15,632

		Shares	Market Value ($000)
	Golden Entertainment Inc.	580,640	15,497
*	Hovnanian Enterprises Inc. Class A	139,128	15,431
	Build-A-Bear Workshop Inc.	399,285	14,953
*	Malibu Boats Inc. Class A	567,561	14,711
*	Cooper-Standard Holdings Inc.	525,802	14,654
*,1	Cars.com Inc.	1,782,439	14,473
	Monro Inc.	890,712	14,287
*	Udemy Inc.	3,049,451	14,088
*	Daily Journal Corp.	28,590	13,790
*,1	Kura Sushi USA Inc. Class A	191,714	13,380
	Global Industrial Co.	420,702	13,261
	Camping World Holdings Inc. Class A	1,878,671	12,831
*	Clean Energy Fuels Corp.	5,143,976	12,757
	Bloomin' Brands Inc.	2,330,978	12,587
*	Dream Finders Homes Inc. Class A	897,157	12,488
	Marcus Corp.	717,486	12,319
*,1	McGraw Hill Inc.	897,538	12,296
*,1	Atlanta Braves Holdings Inc. Class A	253,788	11,966
	Movado Group Inc.	470,691	11,494
	Gray Media Inc.	2,639,915	11,457
*	Portillo's Inc. Class A	2,147,844	11,362
*,1	MNTN Inc. Class A	1,279,386	11,259
*	Stitch Fix Inc. Class A	3,337,063	11,046
	Caleres Inc.	1,044,148	11,005
	Arhaus Inc. Class A	1,590,032	10,780
*	El Pollo Loco Holdings Inc.	773,548	10,721
*	MasterCraft Boat Holdings Inc.	509,017	10,440
*	Helen of Troy Ltd.	716,786	10,336
*	ThredUp Inc. Class A	3,113,486	10,212
*	Bed Bath & Beyond Inc.	2,188,584	10,155
*	Strattec Security Corp.	128,836	10,093
*	iHeartMedia Inc. Class A	3,423,276	9,996
*	Genesco Inc.	339,664	9,847
	Arko Corp.	1,757,529	9,772
*	Zumiez Inc.	428,569	9,497
*	Latham Group Inc.	1,738,076	9,333
*	Boston Omaha Corp. Class A	789,211	9,218
	Dine Brands Global Inc.	350,257	9,191
*	Savers Value Village Inc.	1,215,670	9,045
	Haverty Furniture Cos. Inc.	422,808	8,955
*,1	Frontier Group Holdings Inc.	2,515,740	8,881
*,1	Dave & Buster's Entertainment Inc.	818,525	8,865
	Rocky Brands Inc.	226,104	8,755
	Shoe Carnival Inc.	557,297	8,688
[1]	Krispy Kreme Inc.	2,508,861	8,505
	Nathan's Famous Inc.	83,975	8,459
*	Corsair Gaming Inc.	1,482,246	8,226
*,1	Central Garden & Pet Co.	222,103	8,167
*	EW Scripps Co. Class A	2,148,548	7,993
*,1	Bob's Discount Furniture Inc.	633,793	7,447
*,1	XMAX Inc.	1,027,600	7,440
*	Holley Inc.	2,417,721	7,422
*,1	Virtuix Holdings Inc. Class A	1,053,686	7,133
*	Biglari Holdings Inc. Class B	21,577	7,112
	Weyco Group Inc.	203,942	6,536
	National CineMedia Inc.	2,141,674	6,532
*	Citi Trends Inc.	150,153	6,505
*,1	Fossil Group Inc.	1,500,649	6,468
*	AMC Networks Inc. Class A	951,224	6,459
	Johnson Outdoors Inc. Class A	138,857	6,458
*	Petco Health & Wellness Co. Inc. Class A	2,321,290	6,453
*,1	Lovesac Co.	428,840	6,334
	Flexsteel Industries Inc.	138,551	6,227
*,1	Black Rock Coffee Bar Inc. Class A	478,842	6,187
*	Motorcar Parts of America Inc.	554,684	6,135
*,1	SES AI Corp. Class A	6,245,350	6,008
	Designer Brands Inc. Class A	1,050,828	5,979
	RCI Hospitality Holdings Inc.	250,737	5,719
*	Jack in the Box Inc.	587,209	5,678
*,1	Outdoor Holding Co.	2,737,910	5,503

		Shares	Market Value ($000)
	Entravision Communications Corp. Class A	1,808,644	5,372
*	Legacy Housing Corp.	262,223	5,357
	Cricut Inc. Class A	1,429,045	5,345
*	European Wax Center Inc. Class A	921,643	5,327
*,1	Barnes & Noble Education Inc.	601,175	5,308
	Escalade Inc.	301,969	5,185
	Hooker Furnishings Corp.	401,540	5,172
*	Envela Corp.	308,010	5,131
	JAKKS Pacific Inc.	253,563	5,051
*,1	Xponential Fitness Inc. Class A	826,247	4,974
*	Turtle Beach Corp.	478,037	4,847
*,1	Vuzix Corp.	2,063,385	4,766
	Starz Entertainment Corp.	412,088	4,739
*	Venu Holding Corp.	1,402,569	4,643
	Bassett Furniture Industries Inc.	305,993	4,330
	Superior Group of Cos. Inc.	423,572	4,304
*,1	Bally's Corp.	440,855	4,250
	Hamilton Beach Brands Holding Co. Class A	224,011	4,245
*	American Outdoor Brands Inc.	448,329	4,187
*,1	Tron Inc.	1,754,910	3,984
*,1	Lands' End Inc.	353,386	3,972
*	Stoneridge Inc.	804,492	3,886
	CuriosityStream Inc.	1,273,155	3,769
*,1	Smith Douglas Homes Corp. Class A	290,128	3,714
*,1	Thryv Holdings Inc.	1,289,753	3,534
*	Funko Inc. Class A	1,105,137	3,481
*	Legacy Education Inc.	272,331	3,410
*,1	OneWater Marine Inc. Class A	350,064	3,308
[1]	Lucky Strike Entertainment Corp.	383,788	3,193
*	RideNow Group Inc. Class B	436,423	3,081
*,1	Tilly's Inc. Class A	723,084	2,929
*	America's Car-Mart Inc.	228,243	2,906
*	Kewaunee Scientific Corp.	84,188	2,885
*,1	GoPro Inc. Class A	3,723,263	2,867
*,1	Upexi Inc.	2,738,202	2,699
	Virco Manufacturing Corp.	426,610	2,611
*	Biglari Holdings Inc. Class A	1,459	2,543
*,1	Grabagun Digital Holdings Inc.	841,871	2,534
	J. Jill Inc.	216,901	2,486
*	Chegg Inc.	3,232,903	2,397
	Clarus Corp.	877,623	2,387
*	Vera Bradley Inc.	745,827	2,357
	Lifetime Brands Inc.	403,605	2,317
	Marine Products Corp.	318,388	2,315
*,1	KinderCare Learning Cos. Inc.	1,046,148	2,302
*,1	Full House Resorts Inc.	1,007,847	2,268
[1]	Lakeland Industries Inc.	271,562	2,224
*,1	1-800-Flowers.com Inc. Class A	709,419	2,157
*,1	Surf Air Mobility Inc.	1,868,172	2,148
*,1	BARK Inc.	3,987,548	2,020
*,1	NN Inc.	1,382,782	2,005
	Townsquare Media Inc. Class A	366,758	1,992
*,1	Torrid Holdings Inc.	1,090,938	1,942
*	Rent the Runway Inc. Class A	367,543	1,757
*,1	Blink Charging Co.	2,957,587	1,677
*,1	Cardlytics Inc.	1,505,220	1,581
*	Noodles & Co. Class A	184,437	1,577
*	Sportsman's Warehouse Holdings Inc.	1,089,372	1,536
	Saga Communications Inc. Class A	131,209	1,535
*	Universal Electronics Inc.	369,409	1,522
*	Cato Corp. Class A	535,414	1,515
*	Duluth Holdings Inc. Class B	477,866	1,510
	CompX International Inc.	62,638	1,463
*,1	Faraday Future Intelligent Electric Inc. Class A	5,321,097	1,462
*	Century Casinos Inc.	1,051,396	1,461
*	Travelzoo	243,952	1,444
*,1	ONE Group Hospitality Inc.	803,421	1,430
*	IZEA Worldwide Inc.	406,823	1,428
*,1	Nerdy Inc.	1,728,690	1,411
*	Red Robin Gourmet Burgers Inc.	463,819	1,359

		Shares	Market Value ($000)
*,1	Lee Enterprises Inc.	155,312	1,337
*	CarParts.com Inc.	1,693,085	1,330
*,1	Castellum Inc.	2,189,871	1,291
*	LiveOne Inc.	253,151	1,291
*,1	Playstudios Inc.	2,687,599	1,261
*	Gaia Inc. Class A	431,317	1,195
*,1	Sleep Number Corp.	649,825	1,166
*,1	Wheels Up Experience Inc. Class A	2,158,025	1,115
*,1	Grove Collaborative Holdings Class A	871,293	1,115
*,1	flyExclusive Inc. Class A	492,064	1,112
*	Purple Innovation Inc. Class A	1,610,685	1,065
*	Cineverse Corp. Class A	429,559	1,031
*	Marchex Inc. Class B	653,901	1,014
*,1	Traeger Inc.	34,471	1,000
*	Regis Corp.	38,551	952
*,1	Teads Holding Co.	1,317,141	867
*	Destination XL Group Inc.	1,599,157	816
	Crown Crafts Inc.	313,409	807
*,1	Aureus Greenway Holdings Inc.	233,892	793
*,1	Children's Place Inc.	216,984	729
*,1	Kartoon Studios Inc.	1,158,385	723
*,1	GameSquare Holdings Inc.	2,395,850	647
*,1	NextNRG Inc.	1,551,330	621
*,1	Fluent Inc.	184,890	584
*	Reading International Inc. Class A	497,592	562
*,1	Lulu's Fashion Lounge Holdings Inc.	41,252	525
*	Live Ventures Inc.	44,195	517
*,1	QVC Group Inc.	230,549	500
	Brilliant Earth Group Inc. Class A	373,042	496
	Flanigan's Enterprises Inc.	14,413	474
*,1	Allbirds Inc. Class A	150,702	454
*	Koss Corp.	122,145	437
*	Harte Hanks Inc.	189,891	431
*,1	Digital Brands Group Inc.	239,455	431
*,1	Good Times Restaurants Inc.	343,439	402
*,1	Brand House Collective Inc.	427,112	397
	Jerash Holdings US Inc.	132,571	383
*	Urban One Inc.	69,351	379
*	Ark Restaurants Corp.	57,309	376
*	United Homes Group Inc. Class A	295,213	342
*,1	Nomadar Corp. Class A	78,703	321
*	Stran & Co. Inc.	179,148	296
*	Rave Restaurant Group Inc.	102,330	271
[1]	GEN Restaurant Group Inc. Class A	127,318	250
	Tandy Leather Factory Inc.	103,981	240
*	SPAR Group Inc.	361,304	226
*	Leslie's Inc.	180,915	203
*	Dolphin Entertainment Inc.	131,998	194
*	AXIL Brands Inc.	26,346	184
*	PodcastOne Inc.	62,706	128
*,2	Luby's Inc.	449,752	112
*,1	Allied Gaming & Entertainment Inc.	184,779	51
*,2	SRAX Inc.	590,641	41
*	Urban One Inc. Class A	3,825	22
*	InterGroup Corp.	460	17
*	Snail Inc. Class A	30,903	16
*	Reading International Inc. Class B	600	5
*	Adapti Inc.	1,529	1
*,2	Bowl America Inc.	85,200	—
			269,401,652
Consumer Staples (3.6%)
	Procter & Gamble Co.	73,821,642	10,662,798
	Coca-Cola Co.	109,289,112	8,311,437
	Philip Morris International Inc.	49,453,745	8,176,682
	PepsiCo Inc.	43,411,443	6,741,363
	Altria Group Inc.	53,107,545	3,504,567
	McKesson Corp.	3,890,444	3,366,635
	CVS Health Corp.	40,422,383	2,903,136
	Mondelez International Inc. Class A	40,727,639	2,347,541

		Shares	Market Value ($000)
	Colgate-Palmolive Co.	25,458,260	2,169,808
	Cencora Inc.	5,869,913	1,843,974
	Corteva Inc.	21,691,957	1,815,834
*	Monster Beverage Corp.	21,726,325	1,574,290
	Kroger Co.	18,099,079	1,309,649
	Archer-Daniels-Midland Co.	15,263,004	1,109,468
	Sysco Corp.	15,210,707	1,084,980
	Keurig Dr Pepper Inc.	40,972,418	1,078,804
	Kenvue Inc.	60,858,355	1,049,198
	Kimberly-Clark Corp.	10,538,097	1,016,610
	Hershey Co.	4,703,535	977,818
	Casey's General Stores Inc.	1,177,426	857,001
	Church & Dwight Co. Inc.	7,524,405	702,178
	Constellation Brands Inc. Class A	4,408,958	661,344
*	US Foods Holding Corp.	7,001,593	645,617
	General Mills Inc.	16,981,157	632,039
	Bunge Global SA	4,924,540	626,402
	Kraft Heinz Co.	26,295,796	591,392
	Tyson Foods Inc. Class A	8,953,775	573,668
	McCormick & Co. Inc. (Non-Voting)	8,073,619	407,233
*	Performance Food Group Co.	4,747,344	406,658
	Clorox Co.	3,834,912	397,412
	Coca-Cola Consolidated Inc.	1,799,982	345,129
*	Darling Ingredients Inc.	5,040,934	311,782
	J M Smucker Co.	3,206,878	309,271
	Conagra Brands Inc.	15,209,075	239,087
	Brown-Forman Corp. Class B	8,914,355	235,696
*	Sprouts Farmers Market Inc.	3,006,783	231,913
	Ingredion Inc.	1,990,498	224,250
	Hormel Foods Corp.	9,626,051	218,030
	Molson Coors Beverage Co. Class B	5,043,429	217,170
*,1	Celsius Holdings Inc.	6,090,054	216,075
	Albertsons Cos. Inc. Class A	11,421,304	194,619
	Lamb Weston Holdings Inc.	4,434,315	187,394
	Campbell's Co.	6,629,744	147,644
	Primo Brands Corp. Class A	7,522,072	141,641
*	Post Holdings Inc.	1,297,648	128,286
	Cal-Maine Foods Inc.	1,309,215	103,624
*	Freshpet Inc.	1,552,010	91,507
	WD-40 Co.	430,791	87,856
	Marzetti Co.	615,434	85,133
*	United Natural Foods Inc.	1,836,712	82,762
*	Vita Coco Co. Inc.	1,551,793	74,346
	Andersons Inc.	1,029,867	73,924
*	Chefs' Warehouse Inc.	1,173,864	69,786
*	BellRing Brands Inc.	3,668,279	59,023
	Pilgrim's Pride Corp.	1,510,082	57,021
*	Boston Beer Co. Inc. Class A	233,055	53,696
	Spectrum Brands Holdings Inc.	710,513	52,365
	Turning Point Brands Inc.	583,977	50,683
	Flowers Foods Inc.	6,053,111	49,333
	Fresh Del Monte Produce Inc.	1,201,399	48,368
*	Herbalife Ltd.	3,159,189	46,503
	Seaboard Corp.	7,526	42,552
	Ingles Markets Inc. Class A	456,777	41,060
	Universal Corp.	749,492	39,498
	J & J Snack Foods Corp.	497,419	39,430
*	Simply Good Foods Co.	2,669,333	38,305
	Brown-Forman Corp. Class A	1,327,170	35,555
	Energizer Holdings Inc.	2,158,480	35,442
	Reynolds Consumer Products Inc.	1,644,211	34,824
*	Guardian Pharmacy Services Inc. Class A	921,813	34,716
	Edgewell Personal Care Co.	1,460,363	31,164
	Weis Markets Inc.	426,008	29,135
*	National Beverage Corp.	743,052	25,004
	Tootsie Roll Industries Inc.	553,307	23,637
*	Seneca Foods Corp. Class A	148,587	22,454
	John B Sanfilippo & Son Inc.	271,498	21,538
	Oil-Dri Corp. of America	317,698	20,679
*	Grocery Outlet Holding Corp.	2,913,366	20,539

		Shares	Market Value ($000)
	Utz Brands Inc.	2,211,531	17,515
*	Mama's Creations Inc.	1,131,251	17,353
*	Mission Produce Inc.	1,220,282	16,791
*	Vital Farms Inc.	1,125,385	15,890
	Calavo Growers Inc.	530,530	13,682
	Village Super Market Inc. Class A	279,333	11,796
	B&G Foods Inc.	2,420,257	11,641
	Natural Grocers by Vitamin Cottage Inc.	414,490	10,715
	Nu Skin Enterprises Inc. Class A	1,465,550	10,669
*	Nature's Sunshine Products Inc.	421,191	10,104
*,1	Beyond Meat Inc.	13,124,603	9,208
*	Honest Co. Inc.	2,986,508	8,780
	MGP Ingredients Inc.	467,462	8,597
	ACCO Brands Corp.	2,774,494	8,324
	Limoneira Co.	573,925	7,702
*,1	Westrock Coffee Co.	1,622,010	6,894
	Alico Inc.	162,108	6,689
*,1	Olaplex Holdings Inc.	3,048,310	6,188
*	USANA Health Sciences Inc.	350,035	6,115
*,1	Once Upon a Farm PBC	324,307	5,302
*	Lifeway Foods Inc.	191,174	3,697
*	Playboy Inc.	2,202,007	3,347
*,1	Medifast Inc.	318,980	3,250
*,1	Cibus Inc.	1,602,469	3,173
*	HF Foods Group Inc.	1,214,624	2,247
*,1	Beauty Health Co.	2,483,652	2,210
*	Hain Celestial Group Inc.	2,832,438	1,977
*	GrowGeneration Corp.	1,687,323	1,856
*	FitLife Brands Inc.	110,573	1,570
*,1	BRC Inc. Class A	1,840,182	1,428
*	PetMed Express Inc.	602,795	1,374
*	Zevia PBC Class A	1,163,145	1,361
[1]	Lifevantage Corp.	307,743	1,329
	AMCON Distributing Co.	11,386	1,289
*	BranchOut Food Inc.	277,497	916
*	Barfresh Food Group Inc.	249,922	702
*	Farmer Bros Co.	500,967	636
	United-Guardian Inc.	90,264	598
*	Natural Alternatives International Inc.	159,045	418
*	Willamette Valley Vineyards Inc.	149,173	383
*	Bridgford Foods Corp.	47,744	356
*	Laird Superfood Inc.	125,737	270
*	Mannatech Inc.	31,432	189
*,1	Local Bounti Corp.	127,432	148
	Coffee Holding Co. Inc.	19,302	82
*	Synergy CHC Corp.	50,861	66
*,1	Wellgistics Health Inc.	101,276	10
			72,759,822
Energy (4.3%)
	Exxon Mobil Corp.	132,356,333	22,455,575
	Chevron Corp.	60,211,018	12,457,660
	ConocoPhillips	38,828,861	5,125,410
	Williams Cos. Inc.	38,806,212	2,824,316
	EOG Resources Inc.	17,038,201	2,463,213
	SLB Ltd.	47,501,176	2,441,085
	Valero Energy Corp.	9,497,767	2,346,708
	Phillips 66	12,727,732	2,318,738
	Marathon Petroleum Corp.	9,361,958	2,286,003
	Kinder Morgan Inc.	60,067,969	2,014,079
	Baker Hughes Co.	31,372,103	1,915,267
	ONEOK Inc.	19,999,241	1,807,731
	Cheniere Energy Inc.	6,343,124	1,799,925
	Targa Resources Corp.	6,823,547	1,710,868
	Occidental Petroleum Corp.	23,479,565	1,526,172
	EQT Corp.	19,833,191	1,262,184
	Diamondback Energy Inc.	6,273,031	1,240,743
	Devon Energy Corp.	19,687,224	990,661
	Halliburton Co.	23,951,591	933,873
	Texas Pacific Land Corp.	1,860,040	882,701

		Shares	Market Value ($000)
	TechnipFMC plc	12,700,719	878,001
	Expand Energy Corp.	7,636,791	838,367
	Coterra Energy Inc.	22,948,211	806,400
*	First Solar Inc.	3,232,994	637,740
*	Nextpower Inc. Class A	4,487,104	540,920
	Ovintiv Inc.	8,990,816	533,695
	Permian Resources Corp. Class A	24,481,582	521,947
	APA Corp.	11,202,709	475,443
	DT Midstream Inc.	3,236,067	435,801
*	Antero Resources Corp.	9,340,222	396,399
	Range Resources Corp.	7,469,414	337,468
	HF Sinclair Corp.	4,972,999	310,265
	Viper Energy Inc. Class A	6,190,792	290,905
	BitMine Immersion Technologies Inc.	14,445,532	285,733
	Chord Energy Corp.	1,814,230	257,947
	Antero Midstream Corp.	10,516,159	239,768
	SM Energy Co.	7,576,698	236,241
	Matador Resources Co.	3,559,967	224,919
	Weatherford International plc	2,289,959	216,584
	NOV Inc.	11,416,082	214,737
*	Transocean Ltd.	31,440,242	208,449
	Noble Corp. plc	4,051,714	198,818
	California Resources Corp.	2,697,761	186,739
	Archrock Inc.	5,237,912	182,279
	Murphy Oil Corp.	4,327,030	178,490
	Magnolia Oil & Gas Corp. Class A	5,504,769	173,786
*	Valaris Ltd.	1,771,437	173,672
*	CNX Resources Corp.	4,299,512	165,746
	Core Natural Resources Inc.	1,526,314	159,851
	Kodiak Gas Services Inc.	2,703,638	157,676
	Warrior Met Coal Inc.	1,680,285	156,519
*	Enphase Energy Inc.	3,965,458	149,934
	Liberty Energy Inc. Class A	4,899,808	141,114
	PBF Energy Inc. Class A	2,787,457	132,739
	Patterson-UTI Energy Inc.	12,100,556	131,049
	Peabody Energy Corp.	3,886,417	128,057
*	Oceaneering International Inc.	3,186,091	113,011
*	Tidewater Inc.	1,349,393	112,742
	Crescent Energy Co. Class A	8,334,763	112,519
*	Gulfport Energy Corp.	508,057	107,490
	Cactus Inc. Class A	2,189,545	103,719
	Helmerich & Payne Inc.	2,876,400	103,637
*,1	Plug Power Inc.	44,547,662	100,678
*,1	Centrus Energy Corp. Class A	572,082	99,308
*	Calumet Inc.	2,630,754	94,444
*	Par Pacific Holdings Inc.	1,478,084	92,587
	Northern Oil & Gas Inc.	3,165,321	92,522
*	Seadrill Ltd.	1,883,535	85,701
	Solaris Energy Infrastructure Inc. Class A	1,480,017	83,636
	Delek US Holdings Inc.	1,843,271	83,076
[1]	Kinetik Holdings Inc. Class A	1,557,141	75,381
*	DNOW Inc.	5,936,240	70,701
*	Alpha Metallurgical Resources Inc.	326,744	67,071
	Venture Global Inc. Class A	3,819,887	60,201
*	Talos Energy Inc.	3,811,726	60,073
*	Expro Group Holdings NV	3,266,266	56,866
	Select Water Solutions Inc. Class A	3,569,425	54,612
*	American Superconductor Corp.	1,462,288	49,498
*	Comstock Resources Inc.	2,325,340	49,018
*	ProPetro Holding Corp.	3,183,584	45,875
*	Helix Energy Solutions Group Inc.	4,367,828	43,198
*	REX American Resources Corp.	878,659	40,040
*	Nabors Industries Ltd.	451,285	38,838
	Bristow Group Inc. Class A	768,981	36,058
*	Innovex International Inc.	1,446,914	35,290
	World Kinect Corp.	1,521,539	35,102
*	Shoals Technologies Group Inc. Class A	5,316,873	34,985
*	NPK International Inc.	2,402,245	34,809
*	Array Technologies Inc.	4,813,494	34,802
*	Green Plains Inc.	2,084,301	34,287

		Shares	Market Value ($000)
[1]	Atlas Energy Solutions Inc.	2,578,532	33,830
*	TETRA Technologies Inc.	3,802,518	32,397
*,1	NextDecade Corp.	4,206,133	32,219
*	CVR Energy Inc.	952,061	32,037
*	BKV Corp.	1,026,138	29,265
*	Fluence Energy Inc.	2,062,401	28,379
*	Ameresco Inc. Class A	981,495	25,028
*,1	T1 Energy Inc.	5,682,876	24,948
	RPC Inc.	3,115,780	22,060
*	Ramaco Resources Inc. Class A	1,405,301	21,726
*,1	Solv Energy Inc. Class A	710,087	21,324
	Flowco Holdings Inc. Class A	1,033,223	21,284
*	Forum Energy Technologies Inc.	358,626	21,037
	VAALCO Energy Inc.	3,270,938	20,738
*	Oil States International Inc.	1,728,996	20,126
*,1	Gevo Inc.	7,217,382	19,703
*	Solid Power Inc.	6,038,583	18,116
	Core Laboratories Inc.	1,065,400	17,888
	SunCoke Energy Inc.	2,689,258	17,507
[1]	Vitesse Energy Inc.	904,287	16,422
	Riley Exploration Permian Inc.	449,890	16,398
	SandRidge Energy Inc.	974,247	15,890
	Natural Gas Services Group Inc.	375,382	14,167
	Granite Ridge Resources Inc.	2,268,870	13,318
*,1	Energy Vault Holdings Inc.	3,772,300	12,449
*	Summit Midstream Corp.	375,122	11,344
	Ranger Energy Services Inc. Class A	612,966	10,506
*,1	FuelCell Energy Inc.	1,579,754	10,316
	W&T Offshore Inc.	2,931,584	9,997
*	Matrix Service Co.	839,781	9,641
*	Ring Energy Inc.	5,510,254	8,431
*	Infinity Natural Resources Inc. Class A	478,551	8,427
*	Amplify Energy Corp.	1,207,681	7,536
*,1	Flotek Industries Inc.	425,160	7,215
*,1	American Resources Corp.	2,868,097	6,941
*,1	EVgo Inc. Class A	3,981,094	6,847
*	Tigo Energy Inc.	1,666,803	6,267
	NACCO Industries Inc. Class A	118,304	6,148
*,1	Aemetis Inc.	1,885,657	6,015
	Energy Services of America Corp.	435,896	5,723
*	SEACOR Marine Holdings Inc.	765,612	5,482
[1]	HighPeak Energy Inc.	778,371	5,371
*,1	Geospace Technologies Corp.	419,762	5,121
	Smart Sand Inc.	833,629	4,268
	Evolution Petroleum Corp.	876,529	4,015
	Epsilon Energy Ltd.	622,426	3,834
*,1	New Era Energy & Digital Inc.	930,900	3,779
*,1	New Fortress Energy Inc. Class A	5,675,916	3,349
	FutureFuel Corp.	806,980	3,107
*,1	ChargePoint Holdings Inc.	633,591	3,079
*	DMC Global Inc.	577,739	3,010
*,1	SunPower Inc.	2,211,151	2,808
*	Montauk Renewables Inc.	1,900,119	2,185
*,1	Stem Inc.	245,987	2,175
*,1	Ocean Power Technologies Inc.	6,132,208	2,146
[1]	Ramaco Resources Inc. Class B	199,959	2,040
*,1	OPAL Fuels Inc. Class A	728,296	1,835
*,1	MIND Technology Inc.	200,114	1,671
*	PrimeEnergy Resources Corp.	6,963	1,621
*	ARKO Petroleum Corp. Class A	90,135	1,613
*	Mammoth Energy Services Inc.	533,692	1,308
*	Drilling Tools International Corp.	290,378	1,257
*	FTC Solar Inc.	325,415	1,230
*,1	EON Resources Inc.	1,367,144	1,135
*,1	Empire Petroleum Corp.	362,320	1,072
*	KLX Energy Services Holdings Inc.	404,308	1,051
*,1	Battalion Oil Corp.	218,648	853
*,1	Stabilis Solutions Inc.	166,298	742
*,1	Beam Global	459,994	676
*	Ideal Power Inc.	235,153	665

		Shares	Market Value ($000)
*,1	PEDEVCO Corp.	41,367	662
*	NCS Multistage Holdings Inc.	8,929	552
	Mexco Energy Corp.	43,651	446
*,1	ESS Tech Inc.	363,181	425
*	US Energy Corp.	407,503	360
*	Barnwell Industries Inc.	237,296	256
*,1	SolarMax Technology Inc.	268,736	188
*	Verde Clean Fuels Inc.	86,608	146
*	Dawson Geophysical Co.	40,336	140
*,1,2	Novusterra Inc.	174,215	—
*,1,2	Next Bridge Hydrocarbons Inc.	1,659,601	—
			85,194,168
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	56,820,749	27,228,503
	JPMorgan Chase & Co.	80,785,017	23,763,721
	Bank of America Corp.	197,580,777	9,632,063
	Wells Fargo & Co.	98,010,072	7,802,582
	Goldman Sachs Group Inc.	8,941,226	7,564,188
	Morgan Stanley	37,827,776	6,225,317
	Citigroup Inc.	53,630,242	6,082,206
	Charles Schwab Corp.	52,875,658	4,969,254
	Blackrock Inc.	4,447,191	4,276,908
	S&P Global Inc.	9,235,003	3,928,016
	Progressive Corp.	18,616,571	3,690,549
	Chubb Ltd.	11,178,863	3,643,527
	CME Group Inc.	11,392,669	3,364,825
	Intercontinental Exchange Inc.	18,042,542	2,837,731
	Blackstone Inc.	23,460,392	2,697,710
	Marsh & McLennan Cos. Inc.	15,382,015	2,668,010
	PNC Financial Services Group Inc.	12,804,038	2,664,392
	Bank of New York Mellon Corp.	21,816,571	2,588,100
	US Bancorp	49,299,206	2,564,052
	Moody's Corp.	4,787,463	2,088,531
	Aon plc Class A	6,467,595	2,087,610
	Travelers Cos. Inc.	6,864,125	2,002,128
	KKR & Co. Inc.	21,243,379	1,965,013
	Truist Financial Corp.	39,614,633	1,821,085
	Arthur J Gallagher & Co.	8,166,900	1,768,787
*	Robinhood Markets Inc. Class A	25,098,248	1,739,309
	Allstate Corp.	8,240,610	1,708,608
	Aflac Inc.	14,762,806	1,619,627
	Apollo Global Management Inc.	12,861,769	1,433,058
	Nasdaq Inc.	16,254,679	1,379,860
	Fifth Third Bancorp	28,552,198	1,326,535
	Ameriprise Financial Inc.	2,896,588	1,287,244
	American International Group Inc.	17,041,421	1,282,367
	MetLife Inc.	17,601,178	1,244,755
	MSCI Inc.	2,217,752	1,195,390
	Hartford Insurance Group Inc.	8,753,921	1,183,793
*	Coinbase Global Inc. Class A	6,731,624	1,175,409
	Prudential Financial Inc.	11,047,189	1,079,200
	State Street Corp.	8,408,078	1,064,126
*	Arch Capital Group Ltd.	10,734,741	1,030,428
	Huntington Bancshares Inc.	64,504,683	1,009,498
	M&T Bank Corp.	4,736,936	979,219
	Cboe Global Markets Inc.	3,320,111	933,184
	Interactive Brokers Group Inc. Class A	13,424,260	900,365
	Willis Towers Watson plc	3,004,111	873,295
*	Berkshire Hathaway Inc. Class A	1,153	828,015
	Raymond James Financial Inc.	5,577,578	807,578
	Northern Trust Corp.	5,607,815	782,683
	Cincinnati Financial Corp.	4,942,702	777,734
	LPL Financial Holdings Inc.	2,548,974	766,808
	Citizens Financial Group Inc.	12,782,216	766,549
	Ares Management Corp. Class A	6,669,668	727,661
*	Markel Group Inc.	379,573	726,529
	Regions Financial Corp.	27,347,057	714,305
	KeyCorp	34,623,344	694,198
*	SoFi Technologies Inc.	40,531,639	643,642

		Shares	Market Value ($000)
	T. Rowe Price Group Inc.	6,913,127	623,149
	Principal Financial Group Inc.	6,879,413	619,904
	Broadridge Financial Solutions Inc.	3,713,056	603,297
	W R Berkley Corp.	9,072,268	601,310
	Brown & Brown Inc.	9,200,068	599,936
	Loews Corp.	5,225,485	557,768
	First Citizens BancShares Inc. Class A	261,150	492,179
	Annaly Capital Management Inc.	22,765,653	481,494
	East West Bancorp Inc.	4,368,992	466,434
	Tradeweb Markets Inc. Class A	3,678,785	432,846
	Reinsurance Group of America Inc.	2,078,040	424,253
	Everest Group Ltd.	1,280,353	418,483
*	Rocket Cos. Inc. Class A	29,095,208	414,607
	Pinnacle Financial Partners Inc.	4,803,247	413,752
	RenaissanceRe Holdings Ltd.	1,385,992	411,958
	Carlyle Group Inc.	8,018,831	388,031
	Fidelity National Financial Inc.	8,195,018	380,085
*	Circle Internet Group Inc. Class A	3,782,022	360,843
	Unum Group	4,935,238	360,420
	Evercore Inc. Class A	1,193,524	356,279
	Webster Financial Corp.	5,114,144	355,024
[1]	AGNC Investment Corp.	35,091,412	351,967
	First Horizon Corp.	15,273,745	347,630
	Globe Life Inc.	2,493,877	347,073
	Ally Financial Inc.	8,812,319	345,707
	Stifel Financial Corp.	4,667,532	345,024
	Assurant Inc.	1,576,074	343,285
	Equitable Holdings Inc.	8,929,938	331,390
	Invesco Ltd.	13,359,423	324,500
	American Financial Group Inc.	2,377,770	303,665
	Wintrust Financial Corp.	2,126,450	295,449
	SouthState Bank Corp.	3,103,292	287,117
	Popular Inc.	2,091,205	280,577
	Old Republic International Corp.	7,006,902	279,575
	SEI Investments Co.	3,506,630	275,165
	Zions Bancorp NA	4,675,419	269,398
	Cullen/Frost Bankers Inc.	1,898,938	260,306
	Columbia Banking System Inc.	9,366,007	256,910
	FactSet Research Systems Inc.	1,176,612	255,313
	Primerica Inc.	1,015,131	254,270
	Houlihan Lokey Inc. Class A	1,715,512	246,382
	Old National Bancorp	11,131,592	246,008
	UMB Financial Corp.	2,168,360	244,569
	Kinsale Capital Group Inc.	697,294	238,237
	Jackson Financial Inc. Class A	2,239,503	236,760
	Axis Capital Holdings Ltd.	2,326,917	235,973
	Franklin Resources Inc.	9,928,547	234,512
	Western Alliance Bancorp	3,293,366	233,335
	Affiliated Managers Group Inc.	809,395	223,960
	FirstCash Holdings Inc.	1,188,956	223,524
*	Clearwater Analytics Holdings Inc. Class A	9,348,231	221,086
	Commerce Bancshares Inc.	4,424,739	217,697
	Lincoln National Corp.	6,053,770	214,909
	Corebridge Financial Inc.	8,681,236	207,134
	Prosperity Bancshares Inc.	3,053,644	205,144
	Erie Indemnity Co. Class A	809,426	203,417
	OneMain Holdings Inc.	3,781,781	202,287
	Voya Financial Inc.	2,944,149	201,144
	Janus Henderson Group plc	3,892,707	199,968
[1]	Blue Owl Capital Inc. Class A	21,166,994	193,255
	Starwood Property Trust Inc.	11,104,208	191,214
	Jefferies Financial Group Inc.	4,599,022	189,802
	FNB Corp.	11,295,852	188,867
	United Bankshares Inc.	4,496,556	186,247
	MarketAxess Holdings Inc.	1,128,191	186,129
	First American Financial Corp.	3,079,730	185,677
	Valley National Bancorp	15,080,388	185,187
	Glacier Bancorp Inc.	4,143,972	185,111
	MGIC Investment Corp.	6,813,647	178,858
	TPG Inc. Class A	4,397,270	178,133

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	998,986	173,174
*	StoneX Group Inc.	2,117,734	170,795
	White Mountains Insurance Group Ltd.	76,909	168,966
	Rithm Capital Corp.	17,809,108	168,830
	Hancock Whitney Corp.	2,643,451	168,097
	RLI Corp.	2,922,996	166,728
	Essent Group Ltd.	2,848,006	166,437
*,1	Chime Financial Inc. Class A	8,861,670	165,979
	Piper Sandler Cos.	2,147,837	164,417
	Atlantic Union Bankshares Corp.	4,540,542	162,279
	Ameris Bancorp	2,066,290	161,150
	Home BancShares Inc.	5,865,766	157,965
	Bank OZK	3,342,818	153,402
	Lazard Inc.	3,520,668	149,558
*	Axos Financial Inc.	1,723,217	146,629
	Selective Insurance Group Inc.	1,905,343	143,644
	Radian Group Inc.	4,316,805	142,800
	Flagstar Bank NA	10,623,493	139,911
*	Lemonade Inc.	2,190,440	137,297
	Moelis & Co. Class A	2,356,227	134,305
*	Texas Capital Bancshares Inc.	1,406,384	133,438
	Federated Hermes Inc. Class B	2,328,729	132,062
*	Riot Platforms Inc.	10,643,278	131,551
	Eastern Bankshares Inc.	6,715,126	131,348
	Associated Banc-Corp	4,964,695	128,387
	SLM Corp.	5,985,777	128,155
	Ryan Specialty Holdings Inc. Class A	3,725,380	125,694
	Hamilton Lane Inc. Class A	1,257,325	124,978
	StepStone Group Inc. Class A	2,568,993	122,592
	International Bancshares Corp.	1,776,418	119,535
	United Community Banks Inc.	3,776,879	118,934
	ServisFirst Bancshares Inc.	1,632,762	118,914
	Fulton Financial Corp.	5,782,471	117,615
	Independent Bank Corp.	1,563,074	117,559
	CNO Financial Group Inc.	2,859,938	117,429
	Morningstar Inc.	692,648	117,092
	First Financial Bankshares Inc.	3,910,129	115,153
	BGC Group Inc. Class A	11,602,038	113,468
	Virtu Financial Inc. Class A	2,573,896	113,200
	Assured Guaranty Ltd.	1,379,566	112,407
	WSFS Financial Corp.	1,680,637	110,014
	Renasant Corp.	3,036,102	109,694
*	Brighthouse Financial Inc.	1,817,065	108,806
*,1	Galaxy Digital Inc. Class A	5,802,459	107,055
	Victory Capital Holdings Inc. Class A	1,630,638	106,774
	WesBanco Inc.	3,090,703	106,598
	First Bancorp	4,967,172	106,099
	BankUnited Inc.	2,337,195	105,548
*	Enova International Inc.	764,242	103,807
	PJT Partners Inc. Class A	736,170	102,858
*	Genworth Financial Inc. Class A	12,628,185	102,541
*	Palomar Holdings Inc.	855,357	102,215
	Cathay General Bancorp	2,037,090	101,569
	Community Financial System Inc.	1,697,827	99,578
	Blackstone Mortgage Trust Inc. Class A	5,173,089	99,065
	Bread Financial Holdings Inc.	1,299,782	97,341
	Seacoast Banking Corp. of Florida	3,160,586	95,734
	Bank of Hawaii Corp.	1,278,772	94,949
	First Hawaiian Inc.	3,850,724	94,882
	Towne Bank	2,800,927	94,307
*,1	MARA Holdings Inc.	11,452,980	93,456
*	NMI Holdings Inc. Class A	2,448,153	91,830
	First Interstate BancSystem Inc. Class A	2,725,327	91,026
*	Oscar Health Inc. Class A	7,926,208	90,914
	Simmons First National Corp. Class A	4,671,714	90,865
	BancFirst Corp.	813,329	88,246
	First Financial Bancorp	3,159,564	88,089
	Nicolet Bankshares Inc.	582,141	86,518
	Park National Corp.	528,811	86,434
	Provident Financial Services Inc.	3,935,163	83,268

		Shares	Market Value ($000)
	Beacon Financial Corp.	2,687,160	80,615
	PennyMac Financial Services Inc.	916,448	80,098
	Banc of California Inc.	4,550,315	79,995
	CVB Financial Corp.	4,037,801	78,293
	Artisan Partners Asset Management Inc. Class A	2,137,255	77,775
	Dynex Capital Inc.	6,092,612	77,742
	Mercury General Corp.	881,386	77,694
	WaFd Inc.	2,441,232	76,655
	Trustmark Corp.	1,785,822	75,255
	First Merchants Corp.	1,934,641	74,929
	BOK Financial Corp.	577,061	73,898
*	SiriusPoint Ltd.	3,418,216	73,628
	FB Financial Corp.	1,390,909	72,244
	First Bancorp (XNGS)	1,268,636	71,488
*	Bancorp Inc.	1,267,991	68,129
*	Customers Bancorp Inc.	976,904	67,807
	NBT Bancorp Inc.	1,587,014	67,575
*,1	Upstart Holdings Inc.	2,626,346	67,366
	Banner Corp.	1,085,431	65,864
*,1	Sable Offshore Corp.	3,962,154	65,455
	First Busey Corp.	2,566,477	64,855
*	Dave Inc.	367,562	63,989
[1]	ARMOUR Residential REIT Inc.	3,782,145	63,086
	Enterprise Financial Services Corp.	1,132,111	61,259
	Stewart Information Services Corp.	960,478	59,146
[1]	WisdomTree Inc.	4,027,531	58,641
	Northwest Bancshares Inc.	4,616,771	58,587
*,1	Credit Acceptance Corp.	137,077	58,047
	Kemper Corp.	1,869,010	57,117
	Cohen & Steers Inc.	903,984	56,544
	OFG Bancorp	1,383,075	55,959
	Horace Mann Educators Corp.	1,302,402	55,587
*	Baldwin Insurance Group Inc. Class A	2,506,034	54,982
	HCI Group Inc.	355,461	54,958
	First Commonwealth Financial Corp.	3,106,529	54,613
	Stock Yards Bancorp Inc.	818,070	54,230
	Stellar Bancorp Inc.	1,478,261	54,119
	Nelnet Inc. Class A	400,475	51,645
*	Skyward Specialty Insurance Group Inc.	1,171,637	51,177
	City Holding Co.	427,866	51,139
	National Bank Holdings Corp. Class A	1,301,457	50,965
*	LendingClub Corp.	3,502,627	50,158
	S&T Bancorp Inc.	1,186,139	49,616
	Apollo Commercial Real Estate Finance Inc.	4,502,671	47,548
	Bank First Corp.	345,926	46,721
*	Encore Capital Group Inc.	665,726	46,681
	Walker & Dunlop Inc.	1,041,664	46,229
	Acadian Asset Management Inc.	835,413	45,463
	Dime Community Bancshares Inc.	1,344,221	45,462
	Lakeland Financial Corp.	790,171	45,340
	German American Bancorp Inc.	1,072,366	44,814
	Hilltop Holdings Inc.	1,246,472	44,649
*	EZCORP Inc. Class A	1,744,492	44,275
	Pathward Financial Inc.	492,258	43,924
	Hope Bancorp Inc.	3,888,076	43,430
	QCR Holdings Inc.	505,333	43,181
[1]	Orchid Island Capital Inc.	6,077,626	42,726
*	Triumph Financial Inc.	707,913	42,234
	Federal Agricultural Mortgage Corp. Class C	283,745	42,094
	TriCo Bancshares	883,837	42,018
	Ellington Financial Inc.	3,531,315	41,846
	Westamerica Bancorp	793,788	41,396
	ConnectOne Bancorp Inc.	1,533,011	41,039
*	Miami International Holdings Inc.	1,042,078	40,558
	Origin Bancorp Inc.	974,094	40,386
*	ProAssurance Corp.	1,613,962	39,897
*,1	TIC Solutions Inc.	5,984,564	39,378
*,1	Slide Insurance Holdings Inc.	2,168,467	39,032
[1]	Arbor Realty Trust Inc.	5,042,397	38,877
	Two Harbors Investment Corp.	3,361,441	38,388

		Shares	Market Value ($000)
	Enact Holdings Inc.	923,771	37,699
	1st Source Corp.	541,872	37,503
	Live Oak Bancshares Inc.	1,076,367	35,595
	Peoples Bancorp Inc.	1,063,966	34,973
	Heritage Financial Corp.	1,343,395	34,928
	Ladder Capital Corp.	3,505,725	34,251
	Safety Insurance Group Inc.	470,500	34,177
	F&G Annuities & Life Inc.	1,322,666	33,490
	Preferred Bank	364,038	33,015
*	Goosehead Insurance Inc. Class A	767,589	32,745
	Old Second Bancorp Inc.	1,610,374	32,465
	Tompkins Financial Corp.	410,309	32,349
	PennyMac Mortgage Investment Trust	2,748,832	32,051
	MFA Financial Inc.	3,300,522	31,619
	OceanFirst Financial Corp.	1,730,465	31,218
	Chimera Investment Corp.	2,481,733	31,146
*	Coastal Financial Corp.	403,107	30,676
	Community Trust Bancorp Inc.	505,203	30,676
	Metropolitan Bank Holding Corp.	366,954	30,564
	Univest Financial Corp.	872,388	29,888
	UWM Holdings Corp. Class A	8,045,513	29,125
	Amerant Bancorp Inc. Class A	1,296,447	28,574
	Oppenheimer Holdings Inc. Class A	312,736	27,893
	Southside Bancshares Inc.	897,062	27,890
	Virtus Investment Partners Inc.	207,136	27,829
	Merchants Bancorp	648,290	27,818
	Business First Bancshares Inc.	1,027,264	27,777
	Universal Insurance Holdings Inc.	808,842	27,630
	First Mid Bancshares Inc.	664,318	27,363
	Byline Bancorp Inc.	863,632	27,265
	CNB Financial Corp.	931,816	26,985
	Employers Holdings Inc.	648,184	26,666
	Capitol Federal Financial Inc.	3,727,021	26,574
	Horizon Bancorp Inc.	1,598,781	26,492
	Camden National Corp.	556,557	26,409
	TrustCo Bank Corp.	598,824	26,217
	United Fire Group Inc.	700,121	25,946
*	Trupanion Inc.	1,012,038	25,918
	NB Bancorp Inc.	1,229,005	25,895
	Central Pacific Financial Corp.	805,025	25,729
*,1	Accelerant Holdings Class A	1,880,740	25,127
	Mercantile Bank Corp.	494,837	24,989
	Burke & Herbert Financial Services Corp.	400,806	24,966
	Hanmi Financial Corp.	945,841	24,932
	Esquire Financial Holdings Inc.	227,839	24,493
	Northeast Bank	215,269	24,190
	TFS Financial Corp.	1,708,395	24,003
	Heritage Commerce Corp.	1,893,322	23,629
	First Community Bankshares Inc.	564,161	23,424
	Farmers National Banc Corp.	1,779,528	23,419
	Redwood Trust Inc.	4,140,810	23,230
	Safehold Inc.	1,688,916	22,851
	Equity Bancshares Inc. Class A	511,559	22,718
*	Porch Group Inc.	3,125,700	22,411
	BrightSpire Capital Inc. Class A	3,963,742	22,197
	Mechanics Bancorp Class A	1,495,374	22,057
	Amalgamated Financial Corp.	567,409	22,055
	HomeTrust Bancshares Inc.	513,163	21,886
	Franklin BSP Realty Trust Inc.	2,564,870	21,776
	Independent Bank Corp. (Michigan)	653,200	21,752
	Eagle Bancorp Inc.	855,089	21,266
	Mid Penn Bancorp Inc.	660,785	21,251
	Orrstown Financial Services Inc.	581,221	20,970
	First Financial Corp.	331,610	20,958
	Washington Trust Bancorp Inc.	621,701	20,802
	AMERISAFE Inc.	617,455	20,580
*	PRA Group Inc.	1,169,220	20,461
	Adamas Trust Inc.	2,764,819	20,349
	Southern Missouri Bancorp Inc.	316,895	20,262
[1]	Invesco Mortgage Capital Inc.	2,496,775	20,174

		Shares	Market Value ($000)
	Capital City Bank Group Inc.	453,484	19,708
	SmartFinancial Inc.	497,845	19,456
*	Heritage Insurance Holdings Inc.	730,399	19,173
	Republic Bancorp Inc. Class A	267,506	18,873
	Financial Institutions Inc.	595,014	18,868
	Shore Bancshares Inc.	1,004,786	18,769
	Great Southern Bancorp Inc.	294,440	18,588
	GCM Grosvenor Inc. Class A	1,895,495	18,576
	Metrocity Bankshares Inc.	632,357	18,130
	TPG RE Finance Trust Inc.	2,273,758	17,758
*	Firstsun Capital Bancorp	477,463	17,408
	Peapack-Gladstone Financial Corp.	492,011	17,324
*,1	Strive Inc. Class A	1,720,374	17,238
	South Plains Financial Inc.	410,614	17,205
	Bar Harbor Bankshares	528,604	17,153
	Five Star Bancorp	454,201	17,132
	Northfield Bancorp Inc.	1,250,716	16,935
*	Third Coast Bancshares Inc.	442,269	16,731
*	Carter Bankshares Inc.	715,016	16,674
	Navient Corp.	2,028,039	16,589
	Compass Diversified Holdings	2,109,785	16,583
	Jefferson Capital Inc.	834,462	16,047
*	Hippo Holdings Inc.	610,860	15,919
	Northrim Bancorp Inc.	691,200	15,815
	Flushing Financial Corp.	1,024,053	15,729
	Arrow Financial Corp.	467,287	15,687
	Alerus Financial Corp.	656,301	15,561
*	Root Inc. Class A	347,062	15,330
	Cannae Holdings Inc.	1,318,771	14,994
*	Columbia Financial Inc.	849,627	14,877
*	Hagerty Inc. Class A	1,405,755	14,803
	Peoples Financial Services Corp.	276,856	14,765
	Hingham Institution For Savings	51,032	14,587
*	LendingTree Inc.	340,044	14,581
	Midland States Bancorp Inc.	648,413	14,466
	Ridgepost Capital Inc. Class A	1,990,399	14,450
*,1	Neptune Insurance Holdings Inc. Class A	593,843	14,365
	Diamond Hill Investment Group Inc.	82,959	14,277
	ACNB Corp.	297,436	14,238
	Civista Bancshares Inc.	612,195	13,952
	Colony Bankcorp Inc.	696,674	13,913
*	Bowhead Specialty Holdings Inc.	617,948	13,861
*	First Foundation Inc.	2,327,219	13,731
*	Southern First Bancshares Inc.	250,477	13,651
	Northpointe Bancshares Inc.	789,380	13,625
	California Bancorp	765,386	13,563
	Red River Bancshares Inc.	149,412	13,513
	Sierra Bancorp	391,362	13,275
	ChoiceOne Financial Services Inc.	465,202	13,081
	Kearny Financial Corp.	1,721,464	12,997
	First Business Financial Services Inc.	237,417	12,804
	Home Bancorp Inc.	210,317	12,741
	Community West Bancshares	532,063	12,397
	West Bancorp Inc.	506,241	12,043
	Tiptree Inc. Class A	706,440	11,953
	Investar Holding Corp.	437,184	11,922
	BayCom Corp.	400,768	11,913
	Avidia Bancorp Inc.	589,649	11,598
	Bank of Marin Bancorp	449,016	11,508
*	Bridgewater Bancshares Inc.	643,868	11,396
	Unity Bancorp Inc.	219,502	11,377
*	World Acceptance Corp.	84,008	11,344
	Citizens & Northern Corp.	503,422	11,246
[1]	Abacus Global Management Inc.	1,426,245	11,239
	First Bank	701,579	11,225
*,1	Wealthfront Corp.	1,207,450	11,169
	RBB Bancorp	506,796	10,830
	Orange County Bancorp Inc.	337,803	10,803
	Capital Bancorp Inc.	354,580	10,545
*,1	Better Home & Finance Holding Co. Class A	294,192	10,479

		Shares	Market Value ($000)
*	Ponce Financial Group Inc.	621,846	10,391
	KKR Real Estate Finance Trust Inc.	1,683,938	10,306
	HBT Financial Inc.	374,526	10,007
	Farmers & Merchants Bancorp Inc.	379,109	9,732
	Plumas Bancorp	197,752	9,654
	Primis Financial Corp.	726,061	9,642
	Bankwell Financial Group Inc.	197,121	9,564
	Parke Bancorp Inc.	334,790	9,508
	Timberland Bancorp Inc.	239,886	9,459
	Waterstone Financial Inc.	524,148	9,450
	FS Bancorp Inc.	244,862	9,449
	Donegal Group Inc. Class A	548,794	9,428
	PCB Bancorp	413,107	9,291
	NewtekOne Inc.	828,408	9,071
	Investors Title Co.	41,538	9,028
	Norwood Financial Corp.	304,220	8,950
*	Claros Mortgage Trust Inc.	3,731,381	8,881
	MVB Financial Corp.	355,925	8,838
	Northeast Community Bancorp Inc.	367,678	8,751
[1]	Isabella Bank Corp.	188,324	8,601
	Citizens Financial Services Inc.	140,013	8,562
	Western New England Bancorp Inc.	661,545	8,554
	Blue Ridge Bankshares Inc.	2,023,837	8,500
*	MBIA Inc.	1,431,336	8,459
	Ames National Corp.	295,313	8,334
	First Bancorp Inc.	294,905	8,266
*,1	GBank Financial Holdings Inc.	303,078	8,110
	Regional Management Corp.	242,298	7,814
*,1	Innventure Inc.	1,997,799	7,811
	Ares Commercial Real Estate Corp.	1,622,773	7,789
	American Coastal Insurance Corp.	688,548	7,746
	CoastalSouth Bancshares Inc.	314,100	7,724
	John Marshall Bancorp Inc.	379,425	7,695
	FVCBankcorp Inc.	503,086	7,642
*	Onity Group Inc.	194,546	7,640
	Oak Valley Bancorp	234,403	7,602
	Crawford & Co. Class B	734,208	7,445
*	Blue Foundry Bancorp	561,815	7,438
[1]	Ready Capital Corp.	4,570,789	7,405
*	FB Bancorp Inc.	532,924	7,322
	First Community Corp.	249,021	7,279
	James River Group Holdings Inc.	1,155,297	7,278
*	TWFG Inc. Class A	394,152	7,248
	First United Corp.	195,054	7,147
*,1	Citizens Inc. Class A	1,418,858	7,137
	American Integrity Insurance Group Inc.	368,687	7,108
*	Avidbank Holdings Inc.	248,746	7,089
	C&F Financial Corp.	96,944	7,071
	USCB Financial Holdings Inc.	370,796	6,875
	Chemung Financial Corp.	127,422	6,858
	National Bankshares Inc.	187,913	6,842
	Franklin Financial Services Corp.	133,496	6,819
	Meridian Corp.	359,042	6,807
	Citizens Community Bancorp Inc.	334,752	6,628
	Peoples Bancorp of North Carolina Inc.	168,956	6,616
	Eagle Financial Services Inc.	187,494	6,559
*	Velocity Financial Inc.	361,986	6,548
	OppFi Inc.	845,857	6,522
	Virginia National Bankshares Corp.	169,113	6,460
*	Octave Specialty Group Inc.	1,384,276	6,437
*	First Western Financial Inc.	259,432	6,377
	LINKBANCORP Inc.	764,300	6,374
	TPG Mortgage Investment Trust Inc.	870,521	6,364
	Princeton Bancorp Inc.	187,298	6,325
	Commercial Bancgroup Inc.	242,000	6,297
	First National Corp.	233,248	6,279
	Hawthorn Bancshares Inc.	179,258	6,039
	LCNB Corp.	384,776	5,999
	Fidelity D&D Bancorp Inc.	136,089	5,890
	Seven Hills Realty Trust	708,411	5,823

		Shares	Market Value ($000)
	Chicago Atlantic Real Estate Finance Inc.	509,627	5,769
[1]	NexPoint Diversified Real Estate Trust	1,228,133	5,735
	Bank7 Corp.	142,720	5,692
*	Pioneer Bancorp Inc.	403,223	5,613
	Medallion Financial Corp.	655,273	5,609
	OP Bancorp	417,458	5,552
*	Ategrity Specialty Holdings LLC	277,366	5,484
	First Capital Inc.	109,184	5,419
	Community Bancorp	173,245	5,388
*	BV Financial Inc.	275,117	5,266
*	Oportun Financial Corp.	1,132,000	5,219
	Eagle Bancorp Montana Inc.	251,272	5,171
	Kingstone Cos. Inc.	353,564	5,151
	Ohio Valley Banc Corp.	116,676	5,117
	MainStreet Bancshares Inc.	229,832	5,102
*	Kingsway Financial Services Inc.	485,347	5,062
	Angel Oak Mortgage REIT Inc.	605,083	4,974
*	ECB Bancorp Inc.	295,785	4,948
	First Internet Bancorp	242,202	4,936
*	Security National Financial Corp. Class A	518,045	4,911
	Richmond Mutual Bancorp Inc.	358,398	4,863
	CB Financial Services Inc.	141,499	4,836
*	loanDepot Inc. Class A	3,375,204	4,793
	SB Financial Group Inc.	225,384	4,733
[1]	SR Bancorp Inc.	274,557	4,635
*	ACRES Commercial Realty Corp.	239,441	4,626
	Greene County Bancorp Inc.	205,500	4,605
	United Security Bancshares	426,776	4,485
*	Finwise Bancorp	281,401	4,463
*,1	Patriot National Bancorp Inc.	3,392,720	4,377
*	Finance of America Cos. Inc. Class A	254,200	4,220
*,1	BRC Group Holdings Inc.	574,871	4,208
	Hanover Bancorp Inc.	192,471	4,155
	Finward Bancorp	111,889	4,062
	BCB Bancorp Inc.	447,048	4,014
*	AlTi Global Inc.	1,103,932	3,996
	Westwood Holdings Group Inc.	242,367	3,992
	CF Bankshares Inc.	141,951	3,962
*,1	Hoyne Bancorp Inc.	273,500	3,959
*,1	Ethos Technologies Inc. Class A	350,925	3,920
*	Open Lending Corp.	3,127,071	3,909
	Landmark Bancorp Inc.	148,231	3,676
	Sound Financial Bancorp Inc.	78,818	3,445
	Riverview Bancorp Inc.	614,975	3,382
*,1	Bakkt Inc. Class A	453,317	3,336
	Nexpoint Real Estate Finance Inc.	235,480	3,172
*	Chain Bridge Bancorp Inc. Class A	88,229	3,079
*	Sui Group Holdings Ltd.	2,497,639	3,022
	Rithm Property Trust Inc.	221,990	2,972
	Provident Financial Holdings Inc.	174,616	2,815
	Silvercrest Asset Management Group Inc. Class A	204,529	2,749
*	Selectquote Inc.	4,268,452	2,687
[1]	Cherry Hill Mortgage Investment Corp.	1,073,988	2,685
	Union Bankshares Inc.	107,198	2,607
*,1	DeFi Development Corp.	789,280	2,597
	Sunrise Realty Trust Inc.	332,338	2,549
*	Fifth District Bancorp Inc.	171,731	2,545
*	Catalyst Bancorp Inc.	147,942	2,450
*	NI Holdings Inc.	187,610	2,418
*	Consumer Portfolio Services Inc.	309,206	2,390
*	Summit State Bank	178,010	2,380
[1]	SWK Holdings Corp.	135,788	2,310
	Bank of the James Financial Group Inc.	111,400	2,295
*,1	Hyperscale Data Inc.	14,980,066	2,253
	Granite Point Mortgage Trust Inc.	1,537,591	2,229
*	Rhinebeck Bancorp Inc.	136,223	2,101
	First Northwest Bancorp	241,236	2,094
*,1	Prairie Operating Co.	1,031,077	2,093
*,1	Gemini Space Station Inc. Class A	461,323	2,039
	Kestrel Group Ltd.	185,307	2,001

		Shares	Market Value ($000)
*	Affinity Bancshares Inc.	86,927	1,935
*,1	Fold Holdings Inc.	1,459,428	1,926
*	Broadway Financial Corp.	256,840	1,865
*	Heritage Global Inc.	1,360,167	1,850
*,1	Realloys Inc.	189,417	1,849
*	Central Plains Bancshares Inc.	107,605	1,841
	Hennessy Advisors Inc.	181,566	1,770
*	First Seacoast Bancorp	140,523	1,765
*	NSTS Bancorp Inc.	146,297	1,706
*	Winchester Bancorp Inc.	132,140	1,678
*,1,3	FG Nexus Inc.	335,613	1,675
	AmeriServ Financial Inc.	448,326	1,623
[1]	Mount Logan Capital Inc.	441,158	1,579
	First Guaranty Bancshares Inc.	191,786	1,557
	Sachem Capital Corp.	1,534,601	1,550
*,1	GCT Semiconductor Holding Inc.	1,204,946	1,374
	Lument Finance Trust Inc.	963,933	1,215
*	OptimumBank Holdings Inc.	237,870	1,213
*	Bogota Financial Corp.	138,283	1,175
	Manhattan Bridge Capital Inc.	260,321	1,158
	Pathfinder Bancorp Inc.	88,500	1,129
*,1	Exodus Movement Inc. Class A	165,759	1,077
*	eHealth Inc.	819,051	1,057
	US Global Investors Inc. Class A	369,298	916
	MarketWise Inc.	43,045	806
	Marathon Bancorp Inc.	55,400	750
	Bayfirst Financial Corp.	110,025	699
*	Great Elm Group Inc.	365,330	683
*	NeuroOne Medical Technologies Corp.	854,573	664
*,1	Siebert Financial Corp.	322,275	619
*,1	Health In Tech Inc. Class A	405,996	589
	Texas Community Bancshares Inc.	31,336	549
	Crawford & Co. Class A	50,110	500
	First US Bancshares Inc.	32,390	496
*	Daxor Corp.	48,280	469
*,1	Katapult Holdings Inc.	64,323	454
	Home Federal Bancorp Inc. of Louisiana	25,388	439
	Advanced Flower Capital Inc.	149,709	422
	United Bancorp Inc.	26,944	410
	Auburn National Bancorp Inc.	13,944	333
*	Bitgo Holdings Inc. Class A	32,480	267
*,1	Bitcoin Depot Inc.	107,174	234
	Cohen & Co. Inc.	15,179	229
*,1	Binah Capital Group Inc.	95,202	191
*	GoHealth Inc. Class A	116,874	176
*,1	Eva Live Inc.	46,683	175
*,1	Worksport Ltd.	90,344	95
*	Kentucky First Federal Bancorp	18,651	80
*	Aether Holdings Inc.	9,256	22
*,2	Sterling Bancorp Inc.	1,048,885	—
			210,615,490
Health Care (9.7%)
	Eli Lilly & Co.	26,970,250	24,806,427
	Johnson & Johnson	76,552,553	18,712,506
	AbbVie Inc.	56,170,913	12,216,612
	Merck & Co. Inc.	78,542,379	9,447,863
	UnitedHealth Group Inc.	28,774,763	7,786,163
	Amgen Inc.	17,126,249	6,025,871
	Thermo Fisher Scientific Inc.	11,799,485	5,799,801
	Abbott Laboratories	55,194,742	5,666,844
	Gilead Sciences Inc.	39,440,216	5,496,783
*	Intuitive Surgical Inc.	11,280,726	5,200,302
	Pfizer Inc.	180,637,864	5,072,311
	Bristol-Myers Squibb Co.	64,699,711	3,924,037
	Danaher Corp.	20,216,009	3,832,955
*	Vertex Pharmaceuticals Inc.	8,071,708	3,604,340
	Stryker Corp.	10,938,910	3,594,416
	Medtronic plc	40,772,299	3,532,920
*	Boston Scientific Corp.	47,133,945	2,957,655

		Shares	Market Value ($000)
	Regeneron Pharmaceuticals Inc.	3,301,618	2,550,962
	HCA Healthcare Inc.	4,972,366	2,353,122
	Cigna Group	8,371,427	2,233,078
	Elevance Health Inc.	7,011,302	2,052,559
	Cardinal Health Inc.	7,472,209	1,578,952
*	Edwards Lifesciences Corp.	18,446,396	1,477,187
	Zoetis Inc.	12,073,685	1,427,230
	Becton Dickinson & Co.	9,041,888	1,421,656
*	IDEXX Laboratories Inc.	2,528,579	1,420,783
*	Alnylam Pharmaceuticals Inc.	4,217,053	1,395,296
*	Insmed Inc.	6,852,426	1,120,509
	ResMed Inc.	4,626,461	1,038,548
	Agilent Technologies Inc.	8,983,659	1,023,957
	GE HealthCare Technologies Inc.	13,735,561	977,697
*	Waters Corp.	3,118,618	928,724
*	IQVIA Holdings Inc.	5,390,907	919,365
*	Biogen Inc.	4,656,418	853,661
*	Natera Inc.	4,211,760	842,310
*	Veeva Systems Inc. Class A	4,702,812	826,096
*	United Therapeutics Corp.	1,392,969	826,003
*	Dexcom Inc.	12,225,879	767,785
	Labcorp Holdings Inc.	2,617,163	698,285
	STERIS plc	3,110,255	687,771
	Quest Diagnostics Inc.	3,489,210	683,815
	Humana Inc.	3,829,534	664,003
*	Revolution Medicines Inc.	5,984,619	582,004
	West Pharmaceutical Services Inc.	2,292,722	574,648
*	Moderna Inc.	11,299,571	574,018
*	Illumina Inc.	4,602,863	567,349
	Zimmer Biomet Holdings Inc.	6,209,866	561,496
*	Hologic Inc.	7,100,704	536,742
*	Tenet Healthcare Corp.	2,761,885	521,195
*	Centene Corp.	15,654,588	512,531
*	Incyte Corp.	5,377,744	506,153
	Viatris Inc.	36,475,829	492,788
*,1	Medline Inc. Class A	10,699,425	476,124
*	Insulet Corp.	2,241,464	470,349
*	Cooper Cos. Inc.	6,192,457	442,761
*	Neurocrine Biosciences Inc.	3,197,284	421,210
*	Bridgebio Pharma Inc.	5,559,652	412,860
*	Roivant Sciences Ltd.	14,797,165	409,881
*	Penumbra Inc.	1,184,445	388,936
*	Elanco Animal Health Inc.	15,829,534	378,801
*,1	Ionis Pharmaceuticals Inc.	4,996,832	375,212
*	Align Technology Inc.	2,170,353	372,064
	Ensign Group Inc.	1,842,729	371,310
*	Guardant Health Inc.	3,959,812	365,768
*	Jazz Pharmaceuticals plc	1,858,128	351,279
*	BioMarin Pharmaceutical Inc.	6,122,846	345,880
*	Medpace Holdings Inc.	718,322	344,931
*	Exelixis Inc.	7,859,686	337,102
	Revvity Inc.	3,552,256	311,213
*	Globus Medical Inc. Class A	3,578,276	308,304
*	Madrigal Pharmaceuticals Inc.	586,517	307,024
*	Solventum Corp.	4,698,993	306,844
	Encompass Health Corp.	3,155,698	305,251
	Universal Health Services Inc. Class B	1,622,763	290,426
*	Praxis Precision Medicines Inc.	885,471	285,290
	Baxter International Inc.	16,391,903	275,384
*	Charles River Laboratories International Inc.	1,566,310	270,188
*	Vaxcyte Inc.	4,587,522	266,581
*	Arrowhead Pharmaceuticals Inc.	4,227,976	265,094
	Bio-Techne Corp.	4,980,800	260,297
*	Masimo Corp.	1,452,763	258,403
*	Cytokinetics Inc.	3,904,202	257,326
*	Halozyme Therapeutics Inc.	3,737,645	241,564
*	Axsome Therapeutics Inc.	1,386,816	234,400
*	Henry Schein Inc.	3,096,236	228,193
*	HealthEquity Inc.	2,715,194	226,909
*	Molina Healthcare Inc.	1,636,738	218,177

		Shares	Market Value ($000)
*	Protagonist Therapeutics Inc.	2,038,149	214,821
*	Krystal Biotech Inc.	830,915	214,642
*	Arcellx Inc.	1,850,462	212,470
*	Repligen Corp.	1,708,063	201,244
*	BrightSpring Health Services Inc.	4,569,920	194,724
*	Glaukos Corp.	1,766,912	190,226
*	Rhythm Pharmaceuticals Inc.	2,177,436	189,372
*	Cogent Biosciences Inc.	4,909,213	188,956
*	Alkermes plc	5,281,484	186,753
*	PTC Therapeutics Inc.	2,634,112	179,462
*	Nuvalent Inc. Class A	1,747,593	179,041
*	Kymera Therapeutics Inc.	2,082,957	173,489
*	Terns Pharmaceuticals Inc.	3,285,241	173,198
*	Avantor Inc.	21,744,548	170,477
	Chemed Corp.	451,279	170,466
*	Mirum Pharmaceuticals Inc.	1,826,094	168,695
	Teleflex Inc.	1,409,495	168,590
*	Bio-Rad Laboratories Inc. Class A	593,422	165,416
*	DaVita Inc.	1,065,996	163,833
*,1	Tempus AI Inc. Class A	3,587,167	162,212
*	TG Therapeutics Inc.	4,820,157	160,126
*	Lantheus Holdings Inc.	2,054,798	155,856
*	Apogee Therapeutics Inc.	1,841,048	154,961
*	Celcuity Inc.	1,335,814	152,470
*	CG oncology Inc.	2,195,035	148,560
*	Amicus Therapeutics Inc.	10,036,325	145,125
*,1	Hims & Hers Health Inc.	6,642,531	137,899
*	Apellis Pharmaceuticals Inc.	3,424,564	137,770
*	Scholar Rock Holding Corp.	2,788,391	137,077
*	Erasca Inc.	8,312,514	134,496
*	Option Care Health Inc.	4,963,327	133,613
*	Envista Holdings Corp.	5,181,412	131,452
*	Dianthus Therapeutics Inc.	1,566,017	131,420
*	Merit Medical Systems Inc.	1,888,934	130,204
*	RadNet Inc.	2,211,523	123,602
	Bruker Corp.	3,388,366	122,388
*	Crinetics Pharmaceuticals Inc.	3,351,384	121,722
*	IRhythm Holdings Inc.	1,028,282	121,358
*	Indivior Pharmaceuticals Inc.	3,971,054	121,038
*	Ligand Pharmaceuticals Inc.	594,921	118,776
*	Corcept Therapeutics Inc.	2,854,493	115,065
*	Viking Therapeutics Inc.	3,507,697	114,140
*	Spyre Therapeutics Inc.	2,219,560	111,955
*	Sotera Health Co.	7,693,771	110,329
*	Alignment Healthcare Inc.	5,853,187	103,133
*	TransMedics Group Inc.	1,037,117	103,100
*	ICU Medical Inc.	793,147	102,435
*	Brookdale Senior Living Inc.	7,210,352	98,638
*	Integer Holdings Corp.	1,085,352	95,511
*	Doximity Inc. Class A	4,041,096	94,158
*	Catalyst Pharmaceuticals Inc.	3,713,037	91,935
*	Edgewise Therapeutics Inc.	2,865,531	90,264
*	Tarsus Pharmaceuticals Inc.	1,282,734	89,984
*	ACADIA Pharmaceuticals Inc.	4,036,840	89,860
*	Supernus Pharmaceuticals Inc.	1,732,641	89,560
*	Ideaya Biosciences Inc.	2,669,292	88,941
*	Waystar Holding Corp.	3,662,432	88,301
*	Twist Bioscience Corp.	1,847,970	87,816
*	Prestige Consumer Healthcare Inc.	1,480,256	87,735
*	Travere Therapeutics Inc.	2,950,532	87,660
*,1	ImmunityBio Inc.	11,349,072	87,047
*	Dyne Therapeutics Inc.	4,647,556	84,260
*	Haemonetics Corp.	1,487,983	83,863
*	Arcutis Biotherapeutics Inc.	3,514,411	82,800
*,1	Tango Therapeutics Inc.	3,932,874	82,276
*	Denali Therapeutics Inc.	4,243,773	81,480
*	Veracyte Inc.	2,511,133	80,884
*	10X Genomics Inc. Class A	3,747,456	79,559
*	Liquidia Corp.	2,086,652	78,750
	Concentra Group Holdings Parent Inc.	3,646,432	78,216

		Shares	Market Value ($000)
*	Vera Therapeutics Inc. Class A	1,901,461	76,496
*	BioCryst Pharmaceuticals Inc.	8,018,768	76,339
	DENTSPLY SIRONA Inc.	6,427,334	74,557
*	Beam Therapeutics Inc.	3,098,456	73,836
*	Privia Health Group Inc.	3,522,981	72,468
	LeMaitre Vascular Inc.	657,631	71,794
*,1	Summit Therapeutics Inc.	3,756,712	71,227
*	Sarepta Therapeutics Inc.	3,213,559	69,927
*	Immunome Inc.	3,167,622	69,276
*,1	Acadia Healthcare Co. Inc.	2,947,694	68,947
*	Amneal Pharmaceuticals Inc.	5,511,533	68,508
*	Celldex Therapeutics Inc.	2,148,156	68,140
*	Oruka Therapeutics Inc.	1,375,377	67,462
*	Warby Parker Inc. Class A	3,184,861	67,105
*	Alumis Inc.	3,029,305	66,736
*	ADMA Biologics Inc.	7,244,312	65,271
*	Immunovant Inc.	2,598,798	64,554
*	Syndax Pharmaceuticals Inc.	2,758,484	64,438
*	Neogen Corp.	6,905,781	64,155
*	Adaptive Biotechnologies Corp.	4,615,320	64,061
	National HealthCare Corp.	398,086	63,574
*	Agios Pharmaceuticals Inc.	1,876,147	63,470
*	Enliven Therapeutics Inc.	1,617,027	63,387
*,1	Disc Medicine Inc.	989,501	63,269
*	Kiniksa Pharmaceuticals International plc Class A	1,289,998	62,113
*	Nektar Therapeutics	855,923	61,584
*	Ultragenyx Pharmaceutical Inc.	2,937,280	61,536
*	Viridian Therapeutics Inc.	3,118,860	61,005
*	Arcus Biosciences Inc.	2,818,556	60,881
*	GRAIL Inc.	1,157,750	59,833
*	Relay Therapeutics Inc.	5,737,225	57,085
*,1	Caris Life Sciences Inc.	3,156,971	56,447
*	Pediatrix Medical Group Inc.	2,629,075	56,236
*	Stoke Therapeutics Inc.	1,723,382	56,113
*	Axogen Inc.	1,680,224	55,666
*	Ocular Therapeutix Inc.	6,553,142	55,505
	Select Medical Holdings Corp.	3,397,216	55,341
*	Day One Biopharmaceuticals Inc.	2,460,462	52,752
*	Addus HomeCare Corp.	562,452	52,674
*	Artivion Inc.	1,433,157	52,482
*	Soleno Therapeutics Inc.	1,558,341	52,173
*	Innoviva Inc.	2,231,526	51,995
*	Vericel Corp.	1,612,477	51,873
*	Nurix Therapeutics Inc.	3,233,145	50,114
	Organon & Co.	8,291,941	49,669
*	CorVel Corp.	898,879	49,124
*	Mineralys Therapeutics Inc.	1,774,478	48,071
*,1	Recursion Pharmaceuticals Inc. Class A	15,598,253	47,887
*	Inspire Medical Systems Inc.	921,949	47,554
	Perrigo Co. plc	4,418,062	47,450
*,1	Intellia Therapeutics Inc.	3,668,262	47,027
*	Kodiak Sciences Inc.	1,226,542	46,756
*	ANI Pharmaceuticals Inc.	600,933	46,212
*	Omnicell Inc.	1,355,384	45,243
*	Palvella Therapeutics Inc.	361,690	45,085
*	UFP Technologies Inc.	232,592	45,030
*,1	Capricor Therapeutics Inc.	1,464,205	44,512
*	Ardelyx Inc.	7,404,867	44,355
*	Trevi Therapeutics Inc.	3,699,063	44,130
*	Harmony Biosciences Holdings Inc.	1,569,802	43,970
*,1	Iovance Biotherapeutics Inc.	12,475,464	43,789
*	AtriCure Inc.	1,514,934	43,221
*	Amylyx Pharmaceuticals Inc.	3,103,915	43,144
*	PROCEPT BioRobotics Corp.	1,680,364	42,026
*	Healthcare Services Group Inc.	2,259,152	41,907
*,1	Novavax Inc.	5,135,025	41,799
*	Progyny Inc.	2,448,165	41,570
*	Tandem Diabetes Care Inc.	2,158,932	41,387
*	Enovis Corp.	1,817,930	41,358
*	Zymeworks Inc.	1,651,313	41,349

		Shares	Market Value ($000)
*	Hinge Health Inc. Class A	1,038,742	40,054
*	PACS Group Inc.	1,243,661	39,946
*	HeartFlow Inc.	1,639,556	39,890
*	Monte Rosa Therapeutics Inc.	2,340,527	38,502
*	GeneDx Holdings Corp. Class A	599,473	38,498
*	Alphatec Holdings Inc.	3,515,025	38,243
*	Nuvation Bio Inc. Class A	8,656,294	37,136
*	AdaptHealth Corp. Class A	3,115,734	37,077
*	Novocure Ltd.	3,359,159	36,615
*,1	Olema Pharmaceuticals Inc.	2,427,390	36,192
	US Physical Therapy Inc.	477,391	35,785
*	QuidelOrtho Corp.	2,172,676	35,697
*	Vir Biotechnology Inc.	3,975,748	35,623
	Phibro Animal Health Corp. Class A	639,226	35,356
*,1	Harrow Inc.	1,001,445	35,311
	CONMED Corp.	984,240	34,803
*	ORIC Pharmaceuticals Inc.	2,738,573	34,698
*	Maze Therapeutics Inc.	1,162,190	34,691
*	LifeStance Health Group Inc.	5,435,411	34,624
*,1	MBX Biosciences Inc.	1,158,775	34,589
*	Corvus Pharmaceuticals Inc.	2,339,506	34,227
*	AnaptysBio Inc.	614,546	34,083
*,1	Sionna Therapeutics Inc.	842,941	33,794
*	Taysha Gene Therapies Inc.	7,513,950	33,587
*	EyePoint Inc.	2,600,860	33,525
*	Savara Inc.	6,072,561	33,156
*	AtaiBeckley Inc.	9,307,700	32,949
*	Tyra Biosciences Inc.	836,172	32,025
*,1	VeraDermics Inc.	504,706	31,872
*	Pennant Group Inc.	1,032,539	31,472
*	Collegium Pharmaceutical Inc.	948,657	31,372
*	Teladoc Health Inc.	5,687,282	30,996
*	CytomX Therapeutics Inc.	6,531,787	30,699
*	Rapport Therapeutics Inc.	973,330	30,456
*	NeoGenomics Inc.	4,074,635	30,234
*	Geron Corp.	20,054,534	29,881
*	Surgery Partners Inc.	2,451,334	29,220
*	Astrana Health Inc.	1,188,417	29,140
*	Pacira BioSciences Inc.	1,283,992	29,018
*	Xeris Biopharma Holdings Inc.	4,952,056	28,722
*	Azenta Inc.	1,296,722	27,400
*	Fortrea Holdings Inc.	2,908,731	27,400
*	BioLife Solutions Inc.	1,435,412	27,388
*	Bicara Therapeutics Inc.	1,371,353	27,276
*,1	KalVista Pharmaceuticals Inc.	1,349,851	27,173
*	Xencor Inc.	2,231,888	26,917
*,1	ArriVent Biopharma Inc.	1,155,263	26,652
*	CareDx Inc.	1,535,068	26,649
*	Cullinan Therapeutics Inc.	1,855,966	26,373
	iRadimed Corp.	259,566	24,986
*,1	Inhibrx Biosciences Inc.	363,841	24,461
*	Annexon Inc.	4,314,036	23,900
*	Butterfly Network Inc. Class A	5,684,407	22,965
*	MannKind Corp.	9,147,582	22,412
*,1	Omeros Corp.	2,120,336	22,391
*	Compass Therapeutics Inc.	4,190,854	22,170
*	Kura Oncology Inc.	2,726,738	22,168
*	AMN Healthcare Services Inc.	1,202,468	22,053
*,1	Phathom Pharmaceuticals Inc.	1,961,598	21,793
*,1	Septerna Inc.	906,665	21,787
*	Amphastar Pharmaceuticals Inc.	1,109,376	21,733
*	Certara Inc.	3,809,005	21,711
*	Arbutus Biopharma Corp.	4,811,847	21,653
*	Theravance Biopharma Inc.	1,324,682	21,500
*	Enhabit Inc.	1,511,135	21,292
*	Clover Health Investments Corp. Class A	12,063,287	21,231
*,1	SELLAS Life Sciences Group Inc.	4,969,618	21,021
*	Omada Health Inc.	1,670,051	20,993
*,1	Esperion Therapeutics Inc.	7,525,646	20,620
*	STAAR Surgical Co.	1,095,860	20,493

		Shares	Market Value ($000)
*	Arvinas Inc.	1,920,682	20,359
*	Castle Biosciences Inc.	823,964	20,228
*	Avanos Medical Inc.	1,410,627	19,763
*	Aveanna Healthcare Holdings Inc.	3,067,290	19,753
*,1	Alto Neuroscience Inc.	875,781	19,688
*	Integra LifeSciences Holdings Corp.	2,079,195	19,586
[1]	Jade Biosciences Inc.	1,385,335	19,464
*	Precigen Inc.	5,002,096	19,358
*,1	Kestra Medical Technologies Ltd.	967,707	19,286
*	Talkspace Inc.	3,702,211	19,159
*,1	Vor BioPharma Inc.	1,065,085	19,001
*,1	Ocugen Inc.	9,801,994	17,742
*,1	Eton Pharmaceuticals Inc.	715,024	17,647
*	Tactile Systems Technology Inc.	669,235	17,487
*,1	Zenas Biopharma Inc.	891,196	17,423
*	BioAge Labs Inc.	985,493	17,236
*	Janux Therapeutics Inc.	1,225,837	17,039
*	Zevra Therapeutics Inc.	1,769,506	16,492
*	SI-BONE Inc.	1,285,348	16,234
	Embecta Corp.	1,831,834	16,193
*	Ceribell Inc.	874,053	16,021
*	Fulcrum Therapeutics Inc.	2,074,332	15,910
*	4D Molecular Therapeutics Inc.	1,706,213	15,885
*,1	Sana Biotechnology Inc.	5,439,344	15,665
	HealthStream Inc.	751,138	15,556
*	Ironwood Pharmaceuticals Inc. Class A	4,334,784	15,215
*	Relmada Therapeutics Inc.	2,180,304	15,175
*,1	CorMedix Inc.	2,227,723	15,126
*	Solid Biosciences Inc.	2,080,576	14,980
*	Cytek Biosciences Inc.	3,411,248	14,907
*	Aclaris Therapeutics Inc.	3,969,645	14,886
*	Phreesia Inc.	1,774,842	14,873
*,1	Nutex Health Inc.	156,282	14,853
*,1	LB Pharmaceuticals Inc.	599,100	14,774
*	MiMedx Group Inc.	3,722,290	14,703
*	Rigel Pharmaceuticals Inc.	542,046	14,657
*	Replimune Group Inc.	1,848,304	14,140
*,1	ARS Pharmaceuticals Inc.	1,749,763	14,051
*,1	Personalis Inc.	2,189,695	13,948
*	Varex Imaging Corp.	1,304,233	13,838
*	Perspective Therapeutics Inc.	3,313,065	13,815
*	AngioDynamics Inc.	1,210,727	13,766
*,1	Aquestive Therapeutics Inc.	3,294,909	13,674
*	Orthofix Medical Inc.	1,178,770	13,521
*	XOMA Royalty Corp.	428,101	13,430
*	Emergent BioSolutions Inc.	1,608,616	13,352
*,1	Sutro Biopharma Inc.	533,124	13,280
*,1	Upstream Bio Inc.	1,443,025	12,987
*	Lexeo Therapeutics Inc.	2,259,260	12,968
*	Verastem Inc.	2,424,988	12,852
*,1	Crescent Biopharma Inc.	698,846	12,838
*,1	Absci Corp.	4,253,585	12,761
*	Atea Pharmaceuticals Inc.	2,369,422	12,747
*,1	Pulse Biosciences Inc.	590,360	12,746
*	Altimmune Inc.	4,107,271	12,650
*	Myriad Genetics Inc.	2,776,877	12,496
*,1	Beta Bionics Inc.	1,230,804	12,333
*	Vanda Pharmaceuticals Inc.	1,761,840	12,174
*	Entrada Therapeutics Inc.	953,727	12,036
*	REGENXBIO Inc.	1,428,039	11,967
*	Allogene Therapeutics Inc.	4,879,191	11,905
*	Contineum Therapeutics Inc. Class A	910,659	11,893
*,1	Pacific Biosciences of California Inc.	8,958,865	11,826
*,1	Immix Biopharma Inc.	1,285,595	11,712
*	Community Health Systems Inc.	3,959,288	11,640
*,1	Kyverna Therapeutics Inc.	1,347,397	11,628
*	Maravai LifeSciences Holdings Inc. Class A	3,923,526	11,104
*,1	Polaryx Therapeutics Inc.	1,468,014	11,098
*	Akebia Therapeutics Inc.	7,912,283	10,998
*	NeuroPace Inc.	827,569	10,883

		Shares	Market Value ($000)
*,1	Prime Medicine Inc.	3,120,450	10,859
*,1	Aktis Oncology Inc.	605,835	10,838
*,1	Tectonic Therapeutic Inc.	349,413	10,800
*,1	Lyell Immunopharma Inc.	537,261	10,777
*	Enanta Pharmaceuticals Inc.	852,434	10,766
*	OPKO Health Inc.	9,433,793	10,755
*,1	Lexicon Pharmaceuticals Inc.	6,847,451	10,682
*	Bioventus Inc. Class A	1,163,677	10,624
*	Larimar Therapeutics Inc.	2,337,146	10,517
*	Design Therapeutics Inc.	984,775	10,478
*	Cerus Corp.	5,721,066	10,412
*	Aura Biosciences Inc.	1,551,092	10,377
*	X4 Pharmaceuticals Inc.	2,485,887	10,267
*	Shattuck Labs Inc.	1,591,107	10,231
*,1	Forte Biosciences Inc.	393,727	10,198
*,1	Billiontoone Inc. Class A	126,092	9,954
*	Fulgent Genetics Inc.	624,739	9,933
*,1	Century Therapeutics Inc.	4,339,806	9,808
*,1	MapLight Therapeutics Inc.	478,579	9,730
*	Rocket Pharmaceuticals Inc.	2,700,288	9,667
*,1	Assembly Biosciences Inc.	347,884	9,654
*,1	Candel Therapeutics Inc.	1,968,034	9,643
*	Invivyd Inc.	7,392,820	9,611
*,1	Monopar Therapeutics Inc.	167,986	9,204
*,1	Delcath Systems Inc.	983,010	9,122
*,1	Lineage Cell Therapeutics Inc.	5,550,504	8,770
*,1	Opus Genetics Inc.	1,894,478	8,620
*	Sonida Senior Living Inc.	266,578	8,597
*	Puma Biotechnology Inc.	1,343,121	8,583
*,1	Immuneering Corp. Class A	1,623,577	8,556
*	Ovid therapeutics Inc.	3,829,016	8,500
	National Research Corp.	498,279	8,461
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,372,611	8,414
*,1	Anavex Life Sciences Corp.	2,731,053	8,384
*	Viemed Healthcare Inc.	909,918	8,380
*	Standard BioTools Inc.	8,945,142	8,223
*,1	SpyGlass Pharma Inc.	317,053	8,215
*,1	SAB Biotherapeutics Inc.	2,123,393	8,133
*,1	ClearPoint Neuro Inc.	887,504	8,076
*	OrthoPediatrics Corp.	508,797	8,075
*	Protara Therapeutics Inc.	1,541,579	8,032
*,1	Oncology Institute Inc.	2,616,199	8,032
*,1	Avalo Therapeutics Inc.	537,792	8,029
*,1	Minerva Neurosciences Inc.	1,319,143	7,948
*	Evolent Health Inc. Class A	3,479,555	7,933
*,1	Neurogene Inc.	382,191	7,705
*	Senseonics Holdings Inc.	1,152,705	7,677
*,1	Cabaletta Bio Inc.	2,831,388	7,616
*	C4 Therapeutics Inc.	2,892,424	7,607
*	RxSight Inc.	1,227,155	7,559
*	Rezolute Inc.	2,477,237	7,556
*,1	Eikon Therapeutics Inc.	711,917	7,532
*	Nautilus Biotechnology Inc.	1,930,610	7,491
*	Editas Medicine Inc.	3,019,044	7,457
*	Context Therapeutics Inc.	2,815,486	7,377
*,1	Orchestra BioMed Holdings Inc.	1,727,963	7,344
*,1	Evommune Inc.	318,897	7,331
*,1	ALX Oncology Holdings Inc.	3,642,854	7,304
*,1	Eledon Pharmaceuticals Inc.	2,356,062	7,257
*,1	LENZ Therapeutics Inc.	762,154	6,974
*,1	Abeona Therapeutics Inc.	1,529,026	6,850
*	Evolus Inc.	1,665,893	6,847
*,1	CapsoVision Inc.	925,200	6,745
*	Benitec Biopharma Inc.	627,793	6,686
*	Keros Therapeutics Inc.	595,316	6,572
*,1	Lumexa Imaging Holdings Inc.	760,803	6,543
*	TruBridge Inc.	446,266	6,533
*	Niagen Bioscience Inc.	1,470,818	6,486
*,1	CVRx Inc.	684,121	6,472
	SIGA Technologies Inc.	1,206,157	6,453

		Shares	Market Value ($000)
*	Voyager Therapeutics Inc.	1,671,885	6,453
*	OraSure Technologies Inc.	2,147,763	6,443
	Utah Medical Products Inc.	101,436	6,288
*	Anika Therapeutics Inc.	428,624	6,215
*,1	Arcturus Therapeutics Holdings Inc.	797,154	6,154
*,1	Coherus Oncology Inc.	3,629,417	6,134
*	Ardent Health Inc.	710,490	6,082
*	GoodRx Holdings Inc. Class A	3,099,740	6,075
*	Atrium Therapeutics Inc.	443,916	5,935
*	Climb Bio Inc.	854,986	5,857
*	Electromed Inc.	247,437	5,793
*,1	Inhibikase Therapeutics Inc.	3,425,978	5,756
*	InfuSystem Holdings Inc.	612,419	5,653
*	MacroGenics Inc.	1,925,510	5,565
*,1	Claritev Corp. Class A	337,016	5,507
*	Alector Inc.	2,541,322	5,464
*,1	Neumora Therapeutics Inc.	2,796,154	5,453
*	Fennec Pharmaceuticals Inc.	873,030	5,369
*	Accendra Health Inc.	2,322,173	5,295
*,1	Greenwich Lifesciences Inc.	217,777	5,231
*	Caribou Biosciences Inc.	2,729,473	5,186
*,1	Microbot Medical Inc.	2,109,889	5,085
*,1	Gyre Therapeutics Inc.	727,501	5,071
*,1	Shoulder Innovations Inc.	346,531	5,035
*,1	CAMP4 Therapeutics Corp.	1,139,169	5,024
*	Corbus Pharmaceuticals Holdings Inc.	533,575	5,010
*,1	Tonix Pharmaceuticals Holding Corp.	359,728	4,946
*	Innovage Holding Corp.	615,322	4,935
*	Foghorn Therapeutics Inc.	1,026,081	4,905
*	KORU Medical Systems Inc.	1,114,722	4,816
*,1	908 Devices Inc.	782,657	4,790
*	Organogenesis Holdings Inc. Class A	1,991,446	4,720
*	FONAR Corp.	254,162	4,717
*,1	Achieve Life Sciences Inc.	1,565,669	4,603
*	SANUWAVE Health Inc.	264,933	4,581
*	Inogen Inc.	739,966	4,573
[1]	Acme United Corp.	100,718	4,523
*,1	Tenaya Therapeutics Inc.	6,475,820	4,484
*	Quanterix Corp.	1,254,850	4,417
*,1	Pro-Dex Inc.	89,498	4,396
*,1	Heron Therapeutics Inc.	5,474,947	4,381
*	Codexis Inc.	2,633,770	4,293
*,1	Elicio Therapeutics Inc.	384,801	4,114
*	LifeMD Inc.	1,128,301	4,073
*	Sagimet Biosciences Inc. Class A	778,727	4,069
*	Immunic Inc.	3,663,888	4,067
*	OmniAb Inc.	2,579,634	4,050
*	Apyx Medical Corp.	1,095,524	4,042
*	Unicycive Therapeutics Inc.	611,016	4,020
*	Sight Sciences Inc.	1,053,900	3,973
*	Zentalis Pharmaceuticals Inc.	1,694,426	3,965
*,1	Journey Medical Corp.	834,313	3,913
*,1	Joint Corp.	431,516	3,819
*	CareCloud Inc.	1,035,341	3,779
*,1	Quantum-Si Inc.	4,874,730	3,773
*,1	Galectin Therapeutics Inc.	1,351,443	3,771
*,1	Assertio Holdings Inc.	190,399	3,629
*,1	Inovio Pharmaceuticals Inc.	2,081,792	3,622
*	TriSalus Life Sciences Inc.	899,317	3,597
*	Fate Therapeutics Inc.	2,974,111	3,569
*,1	Avita Medical Inc.	958,401	3,546
*	Stereotaxis Inc.	1,915,013	3,524
*,1	Lucid Diagnostics Inc.	3,025,302	3,479
*	Precision BioSciences Inc.	629,339	3,461
*,1	Agenus Inc.	1,022,172	3,414
*,1	Nuvectis Pharma Inc.	439,687	3,399
*,1	Cardiff Oncology Inc.	2,073,126	3,358
*,1	Streamex Corp.	2,959,687	3,344
*,1	Humacyte Inc.	5,295,966	3,213
*,1	Prelude Therapeutics Inc.	936,001	3,201

		Shares	Market Value ($000)
*	Tenax Therapeutics Inc.	194,159	3,105
*	OptimizeRx Corp.	494,252	3,104
*	Whitehawk Therapeutics Inc.	887,972	3,064
*,1	Lifecore Biomedical Inc.	822,113	3,058
*	agilon health Inc.	384,839	3,044
*	Aldeyra Therapeutics Inc.	1,784,433	3,016
*	Nkarta Inc.	1,415,823	2,987
*	RCM Technologies Inc.	155,817	2,982
*,1	Biodesix Inc.	204,100	2,959
*	vTv Therapeutics Inc. Class A	74,346	2,949
*,1	Spero Therapeutics Inc.	1,236,776	2,894
*,1	Biomea Fusion Inc.	1,887,229	2,887
*,1	Genelux Corp.	1,191,126	2,883
*,1	Coeptis Therapeutics Holdings Inc.	254,749	2,858
*	Surrozen Inc.	97,635	2,844
*,1	TuHURA Biosciences Inc.	1,586,666	2,840
*,1	Karyopharm Therapeutics Inc.	509,129	2,836
*,1	Equillium Inc.	1,401,958	2,804
*	Black Diamond Therapeutics Inc.	1,297,051	2,763
*,1	Rani Therapeutics Holdings Inc. Class A	3,703,205	2,721
*	Owlet Inc. Class A	520,177	2,674
*	Acumen Pharmaceuticals Inc.	1,118,322	2,639
*,1	Korro Bio Inc.	233,062	2,638
*	Health Catalyst Inc.	2,058,272	2,614
*	Seer Inc. Class A	1,544,222	2,594
*,1	Hyperfine Inc. Class A	2,332,177	2,519
*,1	AN2 Therapeutics Inc.	733,392	2,508
*,1	PepGen Inc.	1,408,449	2,493
*	Armata Pharmaceuticals Inc.	238,433	2,442
*,1	Anixa Biosciences Inc.	936,927	2,417
*	Coya Therapeutics Inc.	601,117	2,368
*,1	MAIA Biotechnology Inc.	1,676,861	2,348
*,1	Neuronetics Inc.	1,595,778	2,314
*,1	Filana Therapeutics Inc.	1,365,843	2,308
*,1	Gossamer Bio Inc.	6,910,934	2,270
*	Pliant Therapeutics Inc.	1,746,470	2,201
*	Outset Medical Inc.	552,827	2,123
*,1	OnKure Therapeutics Inc. Class A	510,161	2,112
*	Pyxis Oncology Inc.	1,422,296	2,077
*,1	aTyr Pharma Inc.	2,650,788	2,068
*	American Well Corp. Class A	387,774	2,040
*	Sensus Healthcare Inc.	494,131	1,967
*,1	Sangamo Therapeutics Inc.	7,956,969	1,965
*,1	Fortress Biotech Inc.	697,802	1,947
*	MaxCyte Inc.	2,742,125	1,926
*,1	Fractyl Health Inc.	4,141,277	1,896
*,1	Grace Therapeutics Inc.	400,350	1,854
*	PMV Pharmaceuticals Inc.	1,487,065	1,844
*,1	Seres Therapeutics Inc.	206,170	1,829
*	Sanara Medtech Inc.	105,299	1,809
*	Sera Prognostics Inc. Class A	887,016	1,801
*,1	Carlsmed Inc.	194,638	1,761
*,1	Cartesian Therapeutics Inc.	280,909	1,728
*	Rapid Micro Biosystems Inc. Class A	750,984	1,705
*	Definitive Healthcare Corp. Class A	1,362,856	1,676
*,1	DocGo Inc.	2,664,541	1,676
*,1	Kezar Life Sciences Inc.	223,229	1,656
*	LENSAR Inc.	275,971	1,645
*,1	Pelthos Therapeutics Inc.	78,008	1,639
*,1	NRX Therapeutics Inc.	744,532	1,586
*	Cognition Therapeutics Inc.	2,056,395	1,562
*,1	Aardvark Therapeutics Inc.	408,670	1,541
*	Exagen Inc.	511,952	1,536
*	TScan Therapeutics Inc.	1,500,337	1,515
*	Pulmonx Corp.	1,152,272	1,486
*,1	Adicet Bio Inc.	213,118	1,451
*,1	Sharps Technology Inc.	836,207	1,405
*	Atossa Therapeutics Inc.	256,137	1,347
*,1	ImageneBio Inc.	264,771	1,324
*	Champions Oncology Inc.	229,971	1,322

		Shares	Market Value ($000)
*,1	Annovis Bio Inc.	592,118	1,320
*,1	Cingulate Inc.	211,655	1,314
*	NextCure Inc.	123,276	1,297
*	Treace Medical Concepts Inc.	954,065	1,278
*	iBio Inc.	671,500	1,276
*	Accuray Inc.	3,122,473	1,212
*	Generate Biomedicines Inc.	96,876	1,211
*	Q32 Bio Inc.	186,715	1,199
*	Scilex Holding Co.	176,617	1,176
*	ImmuCell Corp.	181,077	1,146
*,1	Lipocine Inc.	142,773	1,141
*	Biote Corp. Class A	829,704	1,120
*	LeonaBio Inc.	104,969	1,079
*,1	Telomir Pharmaceuticals Inc.	815,408	1,060
*,1	SCYNEXIS Inc.	1,144,360	1,049
*,1	RenovoRx Inc.	1,034,193	1,045
*	Forian Inc.	496,900	1,029
*,1	Kalaris Therapeutics Inc.	176,727	1,020
*	Metagenomi Therapeutics Inc.	741,407	993
*,1	Clene Inc.	201,022	991
*,1	CervoMed Inc.	250,174	986
*,1	Cypherpunk Technologies Inc.	1,235,494	982
*,1	Instil Bio Inc.	118,992	981
*	Insight Molecular Diagnostics Inc.	297,775	977
*	Lisata Therapeutics Inc.	191,371	959
*	Rafael Holdings Inc. Class B	765,238	957
*	Rein Therapeutics Inc.	734,417	955
*,1	Artiva Biotherapeutics Inc.	148,199	954
*,1	Alpha Teknova Inc.	328,043	948
*	Aligos Therapeutics Inc.	126,970	943
*	Neuraxis Inc.	125,735	930
*,1	HeartBeam Inc.	753,402	919
*	Actinium Pharmaceuticals Inc.	918,557	914
*	Cumberland Pharmaceuticals Inc.	274,814	893
*	Vivani Medical Inc.	849,075	849
*,1	ElectroCore Inc.	140,700	848
*	Veru Inc.	380,640	841
*	Xtant Medical Holdings Inc.	1,499,266	837
*	Elutia Inc. Class A	785,645	825
*,1	Tvardi Therapeutics Inc.	258,426	822
[1]	Dominari Holdings Inc.	247,795	805
*,1	Actuate Therapeutics Inc.	287,385	787
*	Kyntra Bio Inc.	114,179	774
*,1	Spectral AI Inc.	523,630	770
*,1	Acrivon Therapeutics Inc.	545,541	758
*,1	Lite Strategy Inc.	652,336	757
*,1	Atara Biotherapeutics Inc.	158,646	750
*	Jasper Therapeutics Inc.	833,391	730
*	Werewolf Therapeutics Inc.	873,745	727
*	CytoSorbents Corp.	1,274,363	722
*,1	OneMedNet Corp.	845,040	718
*	Tela Bio Inc.	1,149,678	713
*,1	Rallybio Corp.	79,470	713
*	Rockwell Medical Inc.	795,997	711
*	Neonc Technologies Holdings Inc.	97,557	684
*	Vistagen Therapeutics Inc.	1,160,455	663
*	Passage Bio Inc.	78,764	618
*	Precision Optics Corp. Inc.	139,956	614
*	Celularity Inc. Class A	455,049	605
*	PDS Biotechnology Corp.	995,421	602
*	Harvard Bioscience Inc.	123,470	601
*,1	Myomo Inc.	847,644	573
*,1	Inmune Bio Inc.	490,268	554
*,1	MiNK Therapeutics Inc.	49,290	519
*,1	CEL-SCI Corp.	156,941	504
*,1	TherapeuticsMD Inc.	244,317	494
*	Boundless Bio Inc.	445,181	490
*	Dyadic International Inc.	583,627	479
*	Aytu BioPharma Inc.	169,000	461
*,1	Dare Bioscience Inc.	248,383	452

		Shares	Market Value ($000)
*,1	Xilio Therapeutics Inc.	51,695	435
*,1	Nutriband Inc.	122,586	433
*,1	Beyondspring Inc.	263,550	432
*,1	Atlantic International Corp.	142,342	431
*	Milestone Scientific Inc.	1,450,746	418
*,1	Spruce Biosciences Inc.	6,310	412
*	IRIDEX Corp.	401,852	406
*	Nephros Inc.	130,901	390
*,1	Longeveron Inc. Class A	361,300	376
*,1	Mira Pharmaceuticals Inc.	337,223	361
*,1	Cue Biopharma Inc.	1,520,020	349
*,1	Skye Bioscience Inc.	561,832	345
*,1	Lantern Pharma Inc.	250,635	343
*,1	Marker Therapeutics Inc.	261,243	340
	Cryo-Cell International Inc.	94,688	336
*	NanoViricides Inc.	344,656	314
*,1	Senti Biosciences Inc.	368,878	300
*,1	Estrella Immunopharma Inc.	268,005	284
*	Verrica Pharmaceuticals Inc.	52,821	279
*	Retractable Technologies Inc.	412,203	273
*,1	Femasys Inc.	619,461	260
*,1	Vivos Therapeutics Inc.	212,700	251
*,1	Serina Therapeutics Inc.	125,805	244
*	Precipio Inc.	9,271	232
*,1	Citius Oncology Inc.	370,100	229
*	OS Therapies Inc.	149,115	210
*,1	Outlook Therapeutics Inc.	942,805	194
*,1	BioAtla Inc.	1,191,032	192
*,1	Cocrystal Pharma Inc.	187,266	189
*,1	Envoy Medical Inc.	273,065	182
*,1	Tempest Therapeutics Inc.	104,944	172
*	Cadrenal Therapeutics Inc.	33,278	170
*	Modular Medical Inc.	28,597	151
*	American Shared Hospital Services	98,075	142
*	Neuphoria Therapeutics Inc.	34,982	142
*,1	AirSculpt Technologies Inc.	48,744	138
*,1	Cellectar Biosciences Inc.	50,770	129
*	Bonk Inc.	49,228	128
*	Curis Inc.	215,599	118
*	Turn Therapeutics Inc.	33,874	108
*	QT Imaging Holdings Inc.	17,928	105
*	P3 Health Partners Inc.	28,358	87
*,1	Inotiv Inc.	266,700	73
*,1	Tevogen Bio Holdings Inc.	15,102	68
*	BioCardia Inc.	55,568	67
*	BioVie Inc.	39,365	55
*,1	Fibrobiologics Inc.	39,896	53
*,1	Bullfrog AI Holdings Inc.	27,993	47
*,1	Reviva Pharmaceuticals Holdings Inc.	59,608	44
*,1	CalciMedica Inc.	80,154	43
*	Exicure Inc.	4,100	18
*	Jupiter Neurosciences Inc.	33,100	12
*	Adagio Medical Holdings Inc.	4,000	5
*	eXoZymes Inc.	391	3
*,1	Imunon Inc.	1,089	3
*	Pulmatrix Inc.	1,300	2
*,1,2	Aravive Inc.	368,501	—
			192,595,555
Industrials (12.6%)
	Visa Inc. Class A	52,375,339	15,829,922
	Mastercard Inc. Class A	25,306,372	12,644,582
	Caterpillar Inc.	14,779,232	10,470,495
	GE Aerospace	31,649,523	8,981,185
	RTX Corp.	42,636,281	8,224,539
	GE Vernova Inc.	8,561,617	7,473,435
*	Boeing Co.	24,940,026	4,963,813
	American Express Co.	15,267,943	4,618,247
	Deere & Co.	8,151,264	4,591,607
	Union Pacific Corp.	18,845,348	4,572,258

		Shares	Market Value ($000)
	Honeywell International Inc.	20,190,766	4,563,719
	Lockheed Martin Corp.	7,308,187	4,416,995
	Eaton Corp. plc	12,337,601	4,412,790
	Accenture plc Class A	19,546,994	3,875,973
	Capital One Financial Corp.	19,754,041	3,603,730
	Parker-Hannifin Corp.	4,007,995	3,588,117
	Northrop Grumman Corp.	4,508,205	3,075,678
	Howmet Aerospace Inc.	12,734,952	2,934,897
	Trane Technologies plc	7,029,031	2,929,278
	General Dynamics Corp.	7,728,701	2,652,645
	Quanta Services Inc.	4,750,556	2,608,150
	Automatic Data Processing Inc.	12,784,492	2,597,553
	Johnson Controls International plc	19,436,350	2,545,190
	3M Co.	16,730,028	2,429,702
	CSX Corp.	59,053,655	2,424,153
	Sherwin-Williams Co.	7,475,505	2,396,273
	FedEx Corp.	6,719,687	2,393,418
	Cummins Inc.	4,388,017	2,360,841
	Emerson Electric Co.	17,852,144	2,338,988
	United Parcel Service Inc. Class B	23,625,968	2,324,323
	Illinois Tool Works Inc.	8,691,921	2,262,420
	CRH plc	21,223,475	2,231,012
	TransDigm Group Inc.	1,793,391	2,078,468
	L3Harris Technologies Inc.	5,932,967	2,047,764
	Norfolk Southern Corp.	7,129,298	2,046,109
	PACCAR Inc.	16,701,059	1,928,972
	Cintas Corp.	10,791,782	1,825,322
	AMETEK Inc.	7,272,349	1,558,901
	WW Grainger Inc.	1,428,706	1,558,447
	Comfort Systems USA Inc.	1,116,755	1,539,994
*	Keysight Technologies Inc.	5,453,524	1,539,912
	United Rentals Inc.	2,000,717	1,457,642
	Ferguson Enterprises Inc.	6,208,987	1,448,308
	Carrier Global Corp.	25,220,079	1,420,143
	Westinghouse Air Brake Technologies Corp.	5,416,430	1,353,620
	Rockwell Automation Inc.	3,567,055	1,280,145
	PayPal Holdings Inc.	27,362,654	1,237,613
	Old Dominion Freight Line Inc.	5,959,659	1,164,517
*	Rocket Lab Corp.	18,025,459	1,157,595
*	Bloom Energy Corp. Class A	8,466,014	1,147,060
	Vulcan Materials Co.	4,146,932	1,129,210
	Martin Marietta Materials Inc.	1,913,424	1,126,394
*	Block Inc. Class A	17,388,462	1,046,438
	EMCOR Group Inc.	1,414,304	1,044,195
*	Axon Enterprise Inc.	2,426,672	1,030,583
	Ingersoll Rand Inc.	12,442,717	996,910
	Otis Worldwide Corp.	12,347,174	951,720
	Paychex Inc.	10,257,477	944,919
	Dow Inc.	22,410,580	933,401
	Xylem Inc.	7,723,226	922,925
	Dover Corp.	4,280,630	892,297
*	Teledyne Technologies Inc.	1,471,063	890,008
[1]	Sunbelt Rentals Holdings Inc.	13,209,474	859,805
*	Fiserv Inc.	15,296,377	853,538
	Verisk Analytics Inc.	4,381,399	831,370
	Hubbell Inc. Class B	1,691,320	829,998
*	Mettler-Toledo International Inc.	645,410	813,991
	FTAI Aviation Ltd.	3,255,204	797,525
	Curtiss-Wright Corp.	1,170,482	797,239
	Fidelity National Information Services Inc.	16,349,214	766,942
*	Fair Isaac Corp.	714,714	762,986
	PPG Industries Inc.	7,094,945	758,308
	Synchrony Financial	11,025,455	749,951
	Equifax Inc.	3,820,473	687,953
*	XPO Inc.	3,534,717	687,679
	Woodward Inc.	1,893,020	677,550
	Smurfit Westrock plc	16,622,295	662,398
	Veralto Corp.	7,472,710	660,737
	HEICO Corp. Class A	3,102,563	654,920
*	MasTec Inc.	2,002,635	644,328

		Shares	Market Value ($000)
*	ATI Inc.	4,348,031	632,465
	CH Robinson Worldwide Inc.	3,764,470	625,166
*	Corpay Inc.	2,106,952	613,102
	nVent Electric plc	5,139,040	607,846
	Expeditors International of Washington Inc.	4,238,114	607,025
	Packaging Corp. of America	2,829,089	600,389
	Snap-on Inc.	1,646,541	598,057
	DuPont de Nemours Inc.	12,969,493	594,003
	BWX Technologies Inc.	2,897,339	592,477
	Fortive Corp.	9,773,434	540,275
	ITT Inc.	2,728,709	519,901
	JB Hunt Transport Services Inc.	2,400,785	508,726
	Ball Corp.	8,440,896	498,941
	MKS Inc.	2,136,564	491,004
	Global Payments Inc.	7,213,236	485,451
*	Trimble Inc.	7,430,126	484,667
	Textron Inc.	5,526,092	483,865
	Jacobs Solutions Inc.	3,729,365	474,674
	Huntington Ingalls Industries Inc.	1,249,444	474,664
*	API Group Corp.	11,642,300	471,746
	Lennox International Inc.	993,719	461,215
	Pentair plc	5,174,116	450,717
	IDEX Corp.	2,357,235	446,814
	Nordson Corp.	1,678,899	446,688
	Graco Inc.	5,235,761	443,207
	Lincoln Electric Holdings Inc.	1,739,231	433,208
	Carlisle Cos. Inc.	1,297,087	432,734
	WESCO International Inc.	1,549,323	423,926
	TransUnion	6,110,898	422,813
*	Kratos Defense & Security Solutions Inc.	5,878,835	414,517
*	QXO Inc.	21,315,838	413,954
	RPM International Inc.	4,075,201	405,075
	Watsco Inc.	1,112,353	404,663
	Allegion plc	2,739,047	397,956
	Regal Rexnord Corp.	2,113,596	395,792
	Masco Corp.	6,450,824	389,436
*	Affirm Holdings Inc. Class A	8,366,653	383,360
*	Sterling Infrastructure Inc.	922,507	375,709
*	Generac Holdings Inc.	1,869,667	365,202
*	Modine Manufacturing Co.	1,677,539	363,539
	Jack Henry & Associates Inc.	2,286,492	361,357
	Crown Holdings Inc.	3,597,415	360,641
	Stanley Black & Decker Inc.	4,927,804	350,170
	AECOM	4,106,217	348,289
	Advanced Drainage Systems Inc.	2,478,258	339,844
*	Zebra Technologies Corp. Class A	1,563,268	326,848
*	SPX Technologies Inc.	1,587,394	317,384
*	TopBuild Corp.	892,771	313,630
	Applied Industrial Technologies Inc.	1,181,697	313,528
	Donaldson Co. Inc.	3,680,656	312,377
	Allison Transmission Holdings Inc.	2,627,236	307,544
*	Dycom Industries Inc.	903,204	306,024
	Booz Allen Hamilton Holding Corp.	3,827,512	298,661
*	Saia Inc.	847,728	297,790
	Flowserve Corp.	4,045,269	297,368
*	Core & Main Inc. Class A	5,994,483	296,127
*	Chart Industries Inc.	1,421,097	293,812
	Oshkosh Corp.	1,984,805	292,183
	Toro Co.	3,110,759	290,669
*,1	Karman Holdings Inc.	3,582,078	286,745
	Knight-Swift Transportation Holdings Inc. Class A	4,914,651	282,986
	CNH Industrial NV	25,599,761	281,597
*	Builders FirstSource Inc.	3,351,326	275,915
	Owens Corning	2,547,201	275,658
	Acuity Inc.	973,566	272,813
	Littelfuse Inc.	801,296	271,920
	Crane Co.	1,558,032	266,423
	Moog Inc. Class A	905,526	264,993
	Cognex Corp.	5,265,111	257,938
	AptarGroup Inc.	2,042,608	257,409

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	872,501	253,278
	Tetra Tech Inc.	8,302,946	250,085
*	Planet Labs PBC	8,575,299	239,680
	A O Smith Corp.	3,611,637	238,151
	Valmont Industries Inc.	590,176	235,817
	Primoris Services Corp.	1,637,473	234,224
	ESCO Technologies Inc.	826,219	232,473
	Ryder System Inc.	1,133,232	231,984
	Argan Inc.	418,717	228,054
	Simpson Manufacturing Co. Inc.	1,324,026	227,229
	Zurn Elkay Water Solutions Corp.	5,057,406	226,774
*	Kirby Corp.	1,698,236	225,662
	Armstrong World Industries Inc.	1,355,377	223,366
*,1	AeroVironment Inc.	1,192,825	218,347
*	Fluor Corp.	4,657,696	217,282
*,1	Aurora Innovation Inc. Class A	52,284,769	215,413
[1]	HEICO Corp.	783,563	214,853
	Terex Corp.	3,612,968	213,526
	AGCO Corp.	1,834,852	212,604
	JBT Marel Corp.	1,655,359	211,671
	UL Solutions Inc. Class A	2,455,348	210,448
	Federal Signal Corp.	1,932,758	209,008
	Air Lease Corp. Class A	3,203,847	208,058
	EnerSys	1,175,652	204,234
	MSA Safety Inc.	1,228,199	201,363
	Genpact Ltd.	5,387,070	200,668
	Sealed Air Corp.	4,687,007	197,089
	Installed Building Products Inc.	732,670	194,267
*	Everus Construction Group Inc.	1,625,891	191,953
	GATX Corp.	1,119,181	191,089
*	Middleby Corp.	1,440,951	191,041
	Eagle Materials Inc.	997,371	188,952
*	GXO Logistics Inc.	3,640,951	188,783
*	Axalta Coating Systems Ltd.	6,782,052	187,863
[1]	AAON Inc.	2,213,675	183,182
*	Gates Industrial Corp. plc	8,060,748	182,254
	Esab Corp.	1,842,212	178,068
	Landstar System Inc.	1,081,301	173,343
*	FTI Consulting Inc.	963,124	170,251
	Sonoco Products Co.	3,145,917	170,163
	Enpro Inc.	671,509	168,314
	Powell Industries Inc.	308,626	166,991
*	WEX Inc.	1,090,509	166,891
	Granite Construction Inc.	1,388,918	166,503
	Arcosa Inc.	1,563,533	165,953
	Sensata Technologies Holding plc	4,640,481	163,438
*	Mohawk Industries Inc.	1,647,319	162,195
	Vontier Corp.	4,495,527	159,456
	Matson Inc.	944,569	154,853
	VSE Corp.	829,214	152,907
*	Construction Partners Inc. Class A	1,373,210	152,591
*,1	Joby Aviation Inc.	18,434,034	152,265
	Brunswick Corp.	2,069,257	150,559
	Ralliant Corp.	3,591,142	149,356
*	Paylocity Holding Corp.	1,382,219	149,335
	Fortune Brands Innovations Inc.	3,818,536	148,808
*	Knife River Corp.	1,807,777	147,605
	Louisiana-Pacific Corp.	1,995,190	145,150
*	ExlService Holdings Inc.	4,690,747	142,833
	Belden Inc.	1,233,584	141,652
*	MYR Group Inc.	496,882	140,280
	Badger Meter Inc.	919,094	140,024
*	Resideo Technologies Inc.	4,085,581	137,725
	Mueller Water Products Inc. Class A	4,998,587	137,411
*	StandardAero Inc.	5,302,306	136,959
	Brink's Co.	1,318,090	136,594
*	Mirion Technologies Inc. Class A	7,345,543	136,554
*	IES Holdings Inc.	284,819	135,708
	CSW Industrials Inc.	519,597	135,397
*	OSI Systems Inc.	498,365	132,321

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	3,208,267	131,571
*	AAR Corp.	1,193,743	130,667
	MSC Industrial Direct Co. Inc. Class A	1,414,800	130,544
*	Itron Inc.	1,420,472	127,317
*	Mercury Systems Inc.	1,717,591	125,230
*	Trex Co. Inc.	3,348,506	121,953
*	Amentum Holdings Inc.	4,648,621	121,236
	AZZ Inc.	953,250	119,280
*	Vicor Corp.	739,474	119,055
	Otter Tail Corp.	1,328,784	116,627
	UniFirst Corp.	462,557	116,375
*,1	Ondas Inc.	12,865,464	116,304
	International Seaways Inc.	1,577,215	114,947
	Leonardo DRS Inc.	2,549,638	113,510
*	Symbotic Inc. Class A	2,105,366	112,005
	Franklin Electric Co. Inc.	1,208,763	111,412
	Patrick Industries Inc.	1,002,992	111,402
	Maximus Inc.	1,730,640	110,934
	Silgan Holdings Inc.	2,847,700	110,491
	Tutor Perini Corp.	1,428,642	110,277
	Kadant Inc.	376,481	110,064
*	BILL Holdings Inc.	2,865,432	109,746
	Brady Corp. Class A	1,330,685	108,105
	HB Fuller Co.	1,728,240	106,598
	Herc Holdings Inc.	1,060,414	105,564
	Korn Ferry	1,671,881	105,245
	ADT Inc.	15,756,364	103,519
*	NCR Atleos Corp.	2,350,790	102,447
	Griffon Corp.	1,407,721	102,313
	Exponent Inc.	1,566,187	102,194
	Standex International Corp.	386,975	98,624
	WillScot Holdings Corp.	5,528,317	95,972
[1]	GPGI Inc. Class A	5,537,527	94,692
	Graphic Packaging Holding Co.	9,435,058	93,784
*	Centuri Holdings Inc.	3,204,111	93,592
*	Hayward Holdings Inc.	6,604,481	88,368
	Western Union Co.	10,087,764	88,066
	Kennametal Inc.	2,436,629	88,035
	McGrath RentCorp	793,439	87,500
	Boise Cascade Co.	1,136,761	86,223
*,1	Archer Aviation Inc. Class A	16,632,894	85,992
*	Remitly Global Inc.	5,314,566	83,279
	Trinity Industries Inc.	2,548,594	82,014
*	Euronet Worldwide Inc.	1,193,046	79,182
*,1	Forgent Power Solutions Inc. Class A	2,697,739	78,963
	Robert Half Inc.	3,107,029	78,919
*,1	Loar Holdings Inc.	1,350,657	77,379
*	RXO Inc.	5,245,146	76,684
	ABM Industries Inc.	1,859,668	71,634
*,1	Intuitive Machines Inc. Class A	3,853,139	71,514
	Bel Fuse Inc. Class B	357,700	70,817
	ArcBest Corp.	716,489	70,474
	Helios Technologies Inc.	1,073,463	69,464
*	V2X Inc.	992,588	67,992
*	Huron Consulting Group Inc.	529,554	67,513
*	GEO Group Inc.	4,007,114	67,360
*	Astronics Corp.	1,003,246	66,947
*	Verra Mobility Corp. Class A	4,582,211	65,480
	Atkore Inc.	1,078,299	63,523
	Greif Inc. Class A	946,299	63,468
	Crane NXT Co.	1,555,086	63,121
	Hub Group Inc. Class A	1,744,997	62,890
*,1	Shift4 Payments Inc. Class A	1,428,995	62,490
*	Legence Corp. Class A	1,096,203	61,892
	Enerpac Tool Group Corp. Class A	1,688,201	61,569
*,1	Firefly Aerospace Inc.	2,031,501	57,837
*	CECO Environmental Corp.	961,621	57,293
	EVERTEC Inc.	2,029,374	57,269
*	Blue Bird Corp.	1,003,886	57,011
*	Amprius Technologies Inc.	3,338,021	56,279

		Shares	Market Value ($000)
*	CoreCivic Inc.	2,963,539	56,041
*	DXP Enterprises Inc.	396,788	55,443
	Alamo Group Inc.	332,211	54,805
*	Ducommun Inc.	445,125	54,305
*,1	Eos Energy Enterprises Inc.	10,880,531	53,967
	Werner Enterprises Inc.	1,829,354	53,801
*	Hillman Solutions Corp.	6,334,470	52,703
*	O-I Glass Inc.	4,966,237	52,195
*	Thermon Group Holdings Inc.	987,819	49,786
*	Babcock & Wilcox Enterprises Inc.	3,370,375	49,511
	Greenbrier Cos. Inc.	933,203	49,133
	Albany International Corp. Class A	917,466	47,901
*	Marqeta Inc. Class A	11,603,922	47,344
	Pitney Bowes Inc.	4,268,696	47,169
*	ASGN Inc.	1,207,748	46,752
	Schneider National Inc. Class B	1,758,511	46,354
*	Paymentus Holdings Inc. Class A	1,808,811	45,944
	ManpowerGroup Inc.	1,498,338	44,141
*	Upwork Inc.	3,939,608	43,178
*	Proto Labs Inc.	751,595	42,856
*	Payoneer Global Inc.	8,853,080	42,760
	Napco Security Technologies Inc.	1,070,824	42,180
*	Flywire Corp.	3,609,431	42,014
	United States Lime & Minerals Inc.	320,989	41,924
	TriMas Corp.	1,163,454	41,815
	Gorman-Rupp Co.	665,119	41,324
*	CBIZ Inc.	1,512,105	40,600
	Lindsay Corp.	339,588	40,435
*	Cimpress plc	551,380	40,251
*,1	Redwire Corp.	4,584,597	38,969
	Tennant Co.	582,676	38,690
	Astec Industries Inc.	718,249	38,671
	ICF International Inc.	589,780	38,507
*	Gibraltar Industries Inc.	940,382	37,493
*	Donnelley Financial Solutions Inc.	792,065	37,338
	Deluxe Corp.	1,296,857	35,715
	Perella Weinberg Partners Class A	1,950,479	35,421
*	Great Lakes Dredge & Dock Corp.	2,028,469	34,484
*,1	Sezzle Inc.	543,842	34,420
*	Willdan Group Inc.	442,647	33,889
	TriNet Group Inc.	929,691	33,869
*,1	Masterbrand Inc.	4,032,296	33,508
*	Evolv Technologies Holdings Inc.	5,343,611	32,329
	CRA International Inc.	196,438	31,799
*	Legalzoom.com Inc.	5,398,540	30,610
*,1	Enovix Corp.	5,896,928	30,546
*,1	First Advantage Corp.	2,467,262	29,015
	Douglas Dynamics Inc.	687,243	28,926
	Insperity Inc.	1,064,550	28,785
	Allient Inc.	479,104	28,310
*	Vestis Corp.	3,509,219	27,582
	Cadre Holdings Inc.	895,454	27,473
*,1	PureCycle Technologies Inc.	5,196,936	26,972
*	BrightView Holdings Inc.	2,239,715	26,406
*,1	Alliance Laundry Holdings Inc.	1,259,683	26,126
	Quanex Building Products Corp.	1,449,240	26,043
*	Graham Corp.	326,046	25,732
*	Limbach Holdings Inc.	327,269	25,543
	Myers Industries Inc.	1,166,130	24,699
*,1	BlackSky Technology Inc. Class A	961,623	24,194
	Marten Transport Ltd.	1,802,645	23,669
	Apogee Enterprises Inc.	675,821	22,667
*	Montrose Environmental Group Inc.	1,030,253	22,552
	Barrett Business Services Inc.	759,154	22,152
*,1	Resolute Holdings Management Inc.	133,853	21,724
*	Transcat Inc.	293,264	21,540
*	Janus International Group Inc.	4,160,035	21,424
	Preformed Line Products Co.	78,763	21,325
*	Cantaloupe Inc.	1,950,971	21,090
	National Presto Industries Inc.	150,013	20,561

		Shares	Market Value ($000)
*,1	EquipmentShare.com Inc. Class A	1,009,268	20,559
	LSI Industries Inc.	1,080,889	20,105
*	LightPath Technologies Inc. Class A	1,946,727	19,526
	Insteel Industries Inc.	578,931	19,458
*	Green Dot Corp. Class A	1,653,169	18,549
*,1	Voyager Technologies Inc. Class A	781,741	18,285
	Cass Information Systems Inc.	408,803	17,995
	Heartland Express Inc.	1,683,633	17,510
*	American Woodmark Corp.	433,320	17,259
	Kforce Inc.	573,375	16,765
	Ennis Inc.	772,632	16,550
	Park Aerospace Corp.	595,570	16,307
	Miller Industries Inc.	355,421	16,189
	FTAI Infrastructure Inc.	3,274,334	16,175
*	I3 Verticals Inc. Class A	721,999	16,144
*	Energy Recovery Inc.	1,592,328	16,035
*	Vishay Precision Group Inc.	365,524	15,871
*,1	Power Solutions International Inc.	256,749	15,631
*,1	Beta Technologies Inc. Class A	1,013,670	14,901
*,1	Satellogic Inc. Class A	2,696,256	14,668
	Mesa Laboratories Inc.	164,211	14,520
*	Cardinal Infrastructure Group Inc. Class A	358,966	14,235
*	BlueLinx Holdings Inc.	252,875	13,701
*	International Money Express Inc.	858,388	13,563
*,1	York Space Systems Inc.	602,564	13,359
	Covenant Logistics Group Inc. Class A	477,827	12,973
*	Orion Group Holdings Inc.	1,185,857	12,926
	Willis Lease Finance Corp.	75,341	12,828
*,1	Forward Air Corp.	750,868	12,547
	Columbus McKinnon Corp.	856,762	12,449
*	Bowman Consulting Group Ltd.	435,267	12,379
*	CryoPort Inc.	1,492,868	12,361
*	Manitowoc Co. Inc.	1,057,633	12,321
*	Custom Truck One Source Inc.	1,777,542	11,678
	Wabash National Corp.	1,283,350	11,062
	Hyster-Yale Inc.	337,103	10,959
*,1	Titan Machinery Inc.	651,545	10,894
*,1	Richtech Robotics Inc. Class B	5,102,242	10,664
*	Mistras Group Inc.	707,514	10,457
	Luxfer Holdings plc	847,674	10,325
*	Titan International Inc.	1,491,564	10,307
*,1	Lightbridge Corp.	966,158	10,299
*,1	Spire Global Inc.	770,738	9,696
*,1	Andersen Group Inc. Class A	356,004	9,683
*	Innovative Solutions & Support Inc.	470,996	9,670
*	Target Hospitality Corp.	1,017,947	9,447
*,1	Microvast Holdings Inc.	6,186,113	9,279
*	Cross Country Healthcare Inc.	985,990	9,268
*,1	Pattern Group Inc. Class A	721,445	8,968
*,1	TSS Inc.	679,327	8,838
*	Frequency Electronics Inc.	199,108	8,813
*	Aspen Aerogels Inc.	2,565,612	8,774
*	Atlanticus Holdings Corp.	166,213	8,721
*,1	Strata Critical Medical Inc.	2,035,936	8,510
	Kelly Services Inc. Class A	943,775	8,352
*	Distribution Solutions Group Inc.	311,752	8,180
	Alight Inc. Class A	13,605,046	7,928
	Karat Packaging Inc.	283,933	7,927
*	Radiant Logistics Inc.	1,103,845	7,782
*,1	3D Systems Corp.	4,029,220	7,575
*,1	Eve Holding Inc.	3,018,692	7,486
*	Mayville Engineering Co. Inc.	415,146	7,452
*	L B Foster Co. Class A	266,556	7,437
	Park-Ohio Holdings Corp.	306,908	7,378
*,1	Hyliion Holdings Corp.	4,037,797	7,107
*,1	Velo3D Inc.	745,900	7,004
*	Hudson Technologies Inc.	1,189,633	6,995
	Quad/Graphics Inc.	1,012,033	6,690
*	AerSale Corp.	1,038,111	6,457
*	Repay Holdings Corp. Class A	2,414,366	6,277

		Shares	Market Value ($000)
*	Paysign Inc.	1,041,994	6,148
*,1	Sky Harbour Group Corp. Class A	633,936	6,105
*	Conduent Inc.	4,736,893	6,063
*,1	Palladyne AI Corp.	983,699	5,971
*,1	Sidus Space Inc. Class A	2,568,113	5,958
	Twin Disc Inc.	385,972	5,817
*	Acacia Research Corp.	1,164,521	5,601
*	Core Molding Technologies Inc.	247,956	5,554
*,1	Franklin Covey Co.	349,634	5,521
*	Concrete Pumping Holdings Inc.	770,986	5,505
*	Taylor Devices Inc.	96,078	5,476
	Information Services Group Inc.	1,371,652	5,267
	Bel Fuse Inc. Class A	29,042	5,233
*,1	M-Tron Industries Inc.	78,163	5,225
*	Ranpak Holdings Corp. Class A	1,432,792	5,115
*,1	AIRO Group Holdings Inc.	662,760	5,040
*,1	Byrna Technologies Inc.	534,505	4,907
*	Gencor Industries Inc.	324,811	4,872
*,1	Virgin Galactic Holdings Inc.	1,986,404	4,827
[1]	Universal Logistics Holdings Inc.	225,403	4,765
*	Proficient Auto Logistics Inc.	698,321	4,735
	Kronos Worldwide Inc.	710,203	4,666
	EVI Industries Inc.	220,373	4,535
	Alta Equipment Group Inc.	798,858	4,290
*	Smith-Midland Corp.	128,486	4,180
*	Priority Technology Holdings Inc.	876,964	4,139
*,1	Terrestrial Energy Inc.	682,000	4,095
*	ZipRecruiter Inc. Class A	2,165,685	3,985
*	CEA Industries Inc.	1,354,338	3,955
*,1	NeoVolta Inc.	1,263,100	3,890
*,1	Advantage Solutions Inc.	183,387	3,877
[1]	TaskUS Inc. Class A	546,444	3,667
	Resources Connection Inc.	979,117	3,652
*,1	AEye Inc.	1,990,000	3,602
*	DHI Group Inc.	1,263,352	3,550
*	TrueBlue Inc.	875,834	3,425
*	Commercial Vehicle Group Inc.	983,059	3,352
	Espey Manufacturing & Electronics Corp.	58,632	3,249
	Eastern Co.	159,470	3,228
*	FreightCar America Inc.	398,314	3,175
*	JELD-WEN Holding Inc.	2,500,328	3,100
*,1	Cleancore Solutions Inc. Class B	8,498,580	3,028
*	Hurco Cos. Inc.	189,966	2,794
*	CPI Card Group Inc.	183,576	2,664
*,1	SKYX Platforms Corp.	2,240,557	2,509
*	RF Industries Ltd.	242,945	2,505
*,1	Starfighters Space Inc.	414,900	2,456
*,1	AirJoule Technologies Corp. Class A	974,664	2,446
*	Coda Octopus Group Inc.	215,464	2,435
*,1	CitroTech Inc.	278,459	2,403
	BGSF Inc.	351,919	2,277
*	Ultralife Corp.	339,593	2,214
*,1	TTEC Holdings Inc.	804,199	2,010
*	Alpha Pro Tech Ltd.	451,058	2,003
*,1	Forrester Research Inc.	351,436	1,989
*,1	SoundThinking Inc.	291,981	1,933
*	Research Solutions Inc.	826,297	1,867
*	Optex Systems Holdings Inc.	132,285	1,749
*	Bridger Aerospace Group Holdings Inc.	874,540	1,732
*,1	Wrap Technologies Inc.	1,095,555	1,687
*	Where Food Comes From Inc.	126,264	1,654
	HireQuest Inc.	165,094	1,648
*,1	Odyssey Marine Exploration Inc. Class B	1,786,206	1,490
*	Tecogen Inc.	579,798	1,484
*,1	Knightscope Inc. Class A	352,941	1,472
*,1	PAMT Corp.	168,925	1,427
*	Team Inc.	86,426	1,378
*	Broadwind Inc.	660,523	1,374
	NL Industries Inc.	229,049	1,335
*	VirTra Inc.	324,290	1,203

		Shares	Market Value ($000)
*,1	Safe Pro Group Inc.	311,137	1,185
*	CPI Aerostructures Inc.	301,833	1,183
*,1	AgEagle Aerial Systems Inc.	1,259,476	1,139
*,1	Sypris Solutions Inc.	385,404	1,098
*	Star Equity Holdings Inc.	105,380	1,083
*	AmpliTech Group Inc.	512,741	974
*	Sono-Tek Corp.	222,267	902
*	GEE Group Inc.	3,749,016	900
*	INNOVATE Corp.	158,402	900
*	Fuel Tech Inc.	731,730	893
	Public Policy Holding Co. Inc.	66,209	866
*	SIFCO Industries Inc.	64,292	856
*	Usio Inc.	741,106	845
*	Orion Energy Systems Inc.	77,898	681
*,1	Skillsoft Corp.	153,455	658
*,1	Air T Inc.	30,856	652
*,1	374Water Inc.	214,145	608
*	LGL Group Inc.	73,083	508
*	Flux Power Holdings Inc.	467,211	500
*	Southland Holdings Inc.	306,415	398
*,1	JFB Construction Holdings Class A	64,038	392
*,1	Cloudastructure Inc. Class A	579,900	353
*	Pioneer Power Solutions Inc.	104,865	341
*	Acorn Energy Inc.	19,399	330
*,1	Stardust Power Inc.	121,646	287
*	TOMI Environmental Solutions Inc.	474,303	262
*,1	T3 Defense Inc.	360,179	258
*	ClearSign Technologies Corp.	59,026	257
*,1	RYTHM Inc.	14,025	242
*,1	CISO Global Inc.	433,900	150
*	Xos Inc.	79,636	130
*,1	MultiSensor AI Holdings Inc.	542,779	125
*	Air Industries Group	32,062	104
*	Electro-Sensors Inc.	18,604	83
*,1	Armlogi Holding Corp.	321,257	81
*,1	Rain Enhancement Technologies Holdco Inc. Class A	11,700	30
*	Shimmick Corp.	5,900	22
*	Arrive AI Inc.	13,000	10
*,1,2	Hyzon Motors Inc. Class A	52,830	—
			251,636,657
Real Estate (2.4%)
	Welltower Inc.	22,165,462	4,382,334
	Prologis Inc.	29,417,542	3,888,411
	Equinix Inc.	3,121,107	3,059,434
	American Tower Corp.	14,808,108	2,555,583
	Digital Realty Trust Inc.	10,915,887	1,967,152
	Simon Property Group Inc.	9,797,420	1,827,513
	Realty Income Corp.	29,599,751	1,810,913
	Public Storage	5,018,258	1,359,346
*	CBRE Group Inc. Class A	9,379,245	1,270,513
	Ventas Inc.	15,084,224	1,233,588
	Crown Castle Inc.	13,862,868	1,127,190
	Iron Mountain Inc.	8,941,317	913,266
	Extra Space Storage Inc.	6,709,536	879,821
	VICI Properties Inc. Class A	31,221,225	852,964
	AvalonBay Communities Inc.	4,503,059	735,575
	Equity Residential	11,389,955	673,716
	SBA Communications Corp.	3,377,991	581,386
	Weyerhaeuser Co.	22,939,567	560,414
*	CoStar Group Inc.	13,343,139	538,262
	Essex Property Trust Inc.	2,050,384	496,193
	Sun Communities Inc.	3,905,526	491,940
	Kimco Realty Corp.	21,609,305	485,561
	WP Carey Inc.	7,134,604	484,868
	Invitation Homes Inc.	18,377,752	456,687
*	Jones Lang LaSalle Inc.	1,487,532	452,686
	Mid-America Apartment Communities Inc.	3,702,877	452,195
	Regency Centers Corp.	5,814,387	439,917
	Host Hotels & Resorts Inc.	21,768,399	417,083

		Shares	Market Value ($000)
	Omega Healthcare Investors Inc.	9,403,868	412,078
	Gaming & Leisure Properties Inc.	8,555,912	379,626
	Equity LifeStyle Properties Inc.	5,852,180	365,293
	Healthpeak Properties Inc.	22,135,469	363,686
	UDR Inc.	10,411,939	351,715
	Lamar Advertising Co. Class A	2,762,117	349,850
	Camden Property Trust	3,276,424	319,976
	EastGroup Properties Inc.	1,700,056	314,663
	Federal Realty Investment Trust	2,742,565	291,288
	American Homes 4 Rent Class A	10,363,008	289,335
	Agree Realty Corp.	3,798,995	286,368
	Brixmor Property Group Inc.	9,725,549	280,096
	American Healthcare REIT Inc.	5,888,811	277,716
	CubeSmart	7,247,972	265,638
	BXP Inc.	5,054,860	262,347
	CareTrust REIT Inc.	7,102,752	260,316
	Alexandria Real Estate Equities Inc.	5,506,742	255,623
	NNN REIT Inc.	6,023,193	253,155
	First Industrial Realty Trust Inc.	4,203,443	243,169
	Rexford Industrial Realty Inc.	7,324,613	239,735
	STAG Industrial Inc.	6,050,873	218,194
*	Zillow Group Inc. Class C	5,168,386	213,868
	Terreno Realty Corp.	3,293,697	202,299
	Essential Properties Realty Trust Inc.	6,655,659	202,066
	Rayonier Inc.	9,649,198	198,966
	Healthcare Realty Trust Inc. Class A	11,082,414	188,290
	Ryman Hospitality Properties Inc.	1,902,258	175,521
*	Compass Inc. Class A	22,696,923	165,915
	Kite Realty Group Trust	6,556,862	160,971
	Macerich Co.	8,153,425	154,100
	Sabra Health Care REIT Inc.	7,964,493	153,157
	Phillips Edison & Co. Inc.	4,003,707	149,819
	HA Sustainable Infrastructure Capital Inc.	4,043,687	148,606
	Vornado Realty Trust	5,499,012	142,919
	Millrose Properties Inc.	4,935,538	138,195
	Outfront Media Inc.	5,038,788	133,528
	Tanger Inc.	3,677,103	124,948
	Cousins Properties Inc.	5,345,325	120,644
*	Opendoor Technologies Inc.	25,742,609	120,475
	National Health Investors Inc.	1,474,501	119,228
	EPR Properties	2,308,368	115,326
	Independence Realty Trust Inc.	7,567,427	112,679
	Broadstone Net Lease Inc.	6,083,524	111,146
	COPT Defense Properties	3,597,326	110,078
	Kilroy Realty Corp.	3,769,705	106,343
	Americold Realty Trust Inc.	9,173,589	105,129
*	Cushman & Wakefield Ltd.	7,398,147	90,701
	DigitalBridge Group Inc.	5,800,171	89,439
	SL Green Realty Corp.	2,287,501	84,500
	National Storage Affiliates Trust	2,208,182	83,337
	LXP Industrial Trust	1,801,184	83,323
	Four Corners Property Trust Inc.	3,501,527	82,811
	Urban Edge Properties	4,054,386	81,007
	St. Joe Co.	1,288,649	80,927
	Acadia Realty Trust	4,189,504	80,103
	Apple Hospitality REIT Inc.	6,806,824	78,347
*	Howard Hughes Holdings Inc.	1,238,415	78,342
	Curbline Properties Corp.	3,009,990	77,628
	InvenTrust Properties Corp.	2,450,898	74,654
	Highwoods Properties Inc.	3,463,500	74,154
	Lineage Inc.	2,133,037	69,878
*,1	Zillow Group Inc. Class A	1,673,282	69,257
[1]	Medical Properties Trust Inc.	14,514,909	67,204
	Newmark Group Inc. Class A	4,254,451	63,774
	Global Net Lease Inc.	6,689,402	62,613
	Getty Realty Corp.	1,939,844	61,687
	Park Hotels & Resorts Inc.	5,855,406	61,657
	DiamondRock Hospitality Co.	6,553,513	61,406
[1]	NETSTREIT Corp.	3,040,179	57,247
	LTC Properties Inc.	1,495,910	55,588

		Shares	Market Value ($000)
	Sunstone Hotel Investors Inc.	6,115,441	55,100
	Douglas Emmett Inc.	5,183,054	48,824
	Diversified Healthcare Trust	6,940,973	46,088
	Veris Residential Inc.	2,433,192	45,914
[1]	Smartstop Self Storage REIT Inc.	1,511,479	45,768
	Pebblebrook Hotel Trust	3,568,809	45,074
	Xenia Hotels & Resorts Inc.	3,004,274	44,553
	Innovative Industrial Properties Inc.	880,378	44,160
	Sila Realty Trust Inc.	1,731,883	41,011
	Kennedy-Wilson Holdings Inc.	3,288,434	35,581
	UMH Properties Inc.	2,399,782	34,629
*,1	Janus Living Inc. Class A	1,436,040	33,847
	RLJ Lodging Trust	4,124,181	30,601
	Centerspace	527,663	30,314
	Easterly Government Properties Inc. Class A	1,383,723	29,653
	American Assets Trust Inc.	1,535,687	28,272
*	Piedmont Realty Trust Inc.	4,124,166	27,096
	Whitestone REIT	1,544,617	24,946
	JBG SMITH Properties	1,705,560	24,918
	Peakstone Realty Trust	1,123,257	23,465
	Empire State Realty Trust Inc. Class A	4,307,525	22,399
	Marcus & Millichap Inc.	767,192	20,400
	CBL & Associates Properties Inc.	488,809	18,785
	Apartment Investment & Management Co. Class A	4,571,457	18,606
	eXp World Holdings Inc.	3,039,559	18,207
	CTO Realty Growth Inc.	982,198	18,161
	Universal Health Realty Income Trust	438,138	17,731
	Gladstone Commercial Corp.	1,494,564	17,083
	NexPoint Residential Trust Inc.	672,294	16,807
*	Forestar Group Inc.	642,441	15,701
	Alexander's Inc.	65,983	15,585
	Summit Hotel Properties Inc.	3,330,207	14,720
	Postal Realty Trust Inc. Class A	782,149	14,517
	Brandywine Realty Trust	5,237,949	14,195
	Farmland Partners Inc.	1,233,055	13,847
	Saul Centers Inc.	424,157	13,819
	AH Realty Trust Inc.	2,494,773	13,721
	Community Healthcare Trust Inc.	842,249	13,383
	Chiron Real Estate Inc.	398,505	13,183
*	Tejon Ranch Co.	675,522	12,727
	Chatham Lodging Trust	1,469,438	11,564
	Gladstone Land Corp.	1,112,770	11,350
	One Liberty Properties Inc.	528,795	11,348
	Industrial Logistics Properties Trust	1,826,616	10,375
*	Hudson Pacific Properties Inc.	1,710,339	10,108
	FrontView REIT Inc.	646,565	10,002
	SITE Centers Corp.	1,540,898	8,321
*	Stratus Properties Inc.	268,186	8,185
	Alpine Income Property Trust Inc.	454,526	8,181
*	FRP Holdings Inc.	359,891	7,874
	RMR Group Inc. Class A	473,349	7,323
[1]	Service Properties Trust	5,092,836	6,901
	NET Lease Office Properties	503,448	5,800
	Elme Communities	2,827,538	5,683
*,1	Seaport Entertainment Group Inc.	232,882	5,002
	Braemar Hotels & Resorts Inc.	2,022,463	4,773
	BRT Apartments Corp.	324,444	4,328
*	Douglas Elliman Inc.	2,414,765	3,960
	Modiv Industrial Inc. Class C	270,392	3,872
	Orion Properties Inc.	1,785,535	3,839
*	RE/MAX Holdings Inc. Class A	592,449	3,413
*	Maui Land & Pineapple Co. Inc.	221,412	3,408
*	AMREP Corp.	113,193	3,184
*	Comstock Holding Cos. Inc. Class A	160,543	3,041
*	Seritage Growth Properties Class A	1,081,359	3,039
*	Star Holdings	388,033	2,937
	Strawberry Fields REIT Inc.	218,452	2,600
	Franklin Street Properties Corp.	2,694,319	1,790
	Global Self Storage Inc.	312,824	1,599
*	Altisource Portfolio Solutions SA	203,966	1,299

		Shares	Market Value ($000)
	Bluerock Homes Trust Inc.	106,728	1,212
	Clipper Realty Inc.	390,313	1,179
*,1	Mobile Infrastructure Corp. Class A	344,020	771
*,1	Offerpad Solutions Inc.	868,887	569
*	Ashford Hospitality Trust Inc.	167,593	459
*	Transcontinental Realty Investors Inc.	11,158	389
*	Fathom Holdings Inc.	541,054	287
*,1	reAlpha Tech Corp.	301,825	73
*,2	New York REIT Liquidating LLC	19,100	41
*	American Strategic Investment Co. Class A	2,738	23
*	CKX Lands Inc.	1,131	12
			47,361,683
Technology (36.2%)
	NVIDIA Corp.	733,305,621	127,888,500
	Apple Inc.	466,354,347	118,356,070
	Microsoft Corp.	235,877,602	87,314,812
	Alphabet Inc. Class A	184,949,645	53,184,120
	Broadcom Inc.	150,609,108	46,615,025
	Alphabet Inc. Class C	146,814,441	42,115,191
	Meta Platforms Inc. Class A	69,476,773	39,749,746
	Micron Technology Inc.	35,752,121	12,078,497
*	Advanced Micro Devices Inc.	51,791,107	10,535,865
*	Palantir Technologies Inc. Class A	69,149,664	10,115,213
	Applied Materials Inc.	25,209,396	8,616,319
	Lam Research Corp.	39,666,331	8,475,108
	Oracle Corp.	54,760,667	8,055,842
	International Business Machines Corp.	29,798,221	7,222,791
	KLA Corp.	4,163,712	6,130,691
*	Intel Corp.	126,938,834	5,601,811
	Texas Instruments Inc.	28,829,131	5,596,887
	Salesforce Inc.	28,276,573	5,278,388
	Analog Devices Inc.	15,507,967	4,933,705
	Amphenol Corp. Class A	39,046,017	4,933,464
	QUALCOMM Inc.	33,894,226	4,364,898
*	Palo Alto Networks Inc.	25,919,641	4,155,437
	Intuit Inc.	8,839,788	3,822,148
*	ServiceNow Inc.	33,227,543	3,473,940
	Corning Inc.	24,526,939	3,334,928
*	Adobe Inc.	13,038,679	3,169,442
*	AppLovin Corp. Class A	7,803,363	3,105,738
	Vertiv Holdings Co. Class A	12,152,550	3,045,186
*	Crowdstrike Holdings Inc. Class A	7,608,117	2,970,285
*	Sandisk Corp.	4,628,925	2,940,941
	Western Digital Corp.	10,769,720	2,913,102
	Marvell Technology Inc.	27,723,912	2,746,053
	Seagate Technology Holdings plc	6,927,297	2,713,838
*	Cadence Design Systems Inc.	8,763,768	2,435,188
*	Synopsys Inc.	6,085,391	2,412,736
*	Cloudflare Inc. Class A	9,585,168	1,977,804
	TE Connectivity plc	9,320,606	1,948,193
*	DoorDash Inc. Class A	11,069,625	1,662,104
*	Autodesk Inc.	6,734,740	1,612,297
	Monolithic Power Systems Inc.	1,470,116	1,607,351
	Dell Technologies Inc. Class C	9,547,241	1,566,989
*	Snowflake Inc. Class A	10,329,702	1,557,926
*	Fortinet Inc.	18,804,058	1,536,668
	Teradyne Inc.	4,972,696	1,474,205
*	Coherent Corp.	5,955,000	1,418,541
*	Strategy Inc.	9,978,705	1,245,342
*	Datadog Inc. Class A	10,429,045	1,231,149
	Roper Technologies Inc.	3,269,535	1,156,958
	Microchip Technology Inc.	17,165,380	1,109,055
	Hewlett Packard Enterprise Co.	42,218,047	1,005,212
	Cognizant Technology Solutions Corp. Class A	15,191,856	932,020
*	Workday Inc. Class A	6,757,832	877,978
	Jabil Inc.	3,187,041	846,574
*	ON Semiconductor Corp.	12,520,021	775,240
	Qnity Electronics Inc.	6,667,870	769,339
*	Flex Ltd.	11,682,622	764,744

		Shares	Market Value ($000)
*	CoreWeave Inc. Class A	9,206,915	713,260
	VeriSign Inc.	2,621,352	651,039
*	Zoom Communications Inc.	8,028,490	645,410
	Leidos Holdings Inc.	4,013,905	624,242
	NetApp Inc.	6,092,982	623,860
*	Twilio Inc. Class A	4,814,495	605,760
*	MongoDB Inc.	2,460,971	602,372
*	Fabrinet	1,141,102	595,108
*	Everpure Inc. Class A	9,953,795	587,672
*	Reddit Inc. Class A	4,214,544	567,488
	Entegris Inc.	4,826,635	565,875
	HP Inc.	29,047,920	558,011
*	PTC Inc.	3,778,202	538,356
*	Akamai Technologies Inc.	4,604,944	528,878
*	F5 Inc.	1,790,436	518,027
*	Astera Labs Inc.	4,596,461	503,772
	CDW Corp.	4,096,868	495,803
*	Credo Technology Group Holding Ltd.	5,164,310	484,774
*	MACOM Technology Solutions Holdings Inc.	2,145,586	476,470
*	Zscaler Inc.	3,324,585	466,406
*	Tyler Technologies Inc.	1,361,002	465,980
	SS&C Technologies Holdings Inc.	6,510,508	439,915
*	Okta Inc.	5,368,575	422,561
*	Toast Inc. Class A	15,822,001	419,441
*	Guidewire Software Inc.	2,709,638	405,253
*	Lattice Semiconductor Corp.	4,356,126	404,074
	TD SYNNEX Corp.	2,302,364	388,432
	Advanced Energy Industries Inc.	1,202,661	388,111
*	HubSpot Inc.	1,586,614	387,292
*	CACI International Inc. Class A	703,460	382,591
*	Atlassian Corp. Class A	5,391,467	367,968
*,1	Super Micro Computer Inc.	16,153,020	367,804
*	Dynatrace Inc.	9,477,126	350,464
*	GoDaddy Inc. Class A	4,237,169	350,287
*	Gartner Inc.	2,127,686	336,898
	Gen Digital Inc.	17,302,034	325,797
*	Nutanix Inc. Class A	8,554,869	325,171
*	Samsara Inc. Class A	10,249,664	324,812
*	Pinterest Inc. Class A	17,675,454	324,168
*	Onto Innovation Inc.	1,575,222	323,031
*	TTM Technologies Inc.	3,126,735	304,607
*,1	IonQ Inc.	10,491,687	302,475
*	Docusign Inc.	6,337,606	300,466
*	Rambus Inc.	3,428,732	294,974
	Skyworks Solutions Inc.	4,789,190	256,461
*	Manhattan Associates Inc.	1,896,731	252,493
*	SiTime Corp.	706,734	244,071
*	Unity Software Inc.	11,052,691	242,496
*	FormFactor Inc.	2,465,243	239,104
*	Cirrus Logic Inc.	1,628,753	235,550
*	Arrow Electronics Inc.	1,614,067	231,473
	Match Group Inc.	7,390,855	226,973
*	Semtech Corp.	2,943,733	226,344
*	Rubrik Inc. Class A	4,589,191	224,733
*	EPAM Systems Inc.	1,634,835	221,357
*,1	Procore Technologies Inc.	3,820,078	217,744
*	Silicon Laboratories Inc.	1,045,713	217,665
*	Sanmina Corp.	1,648,286	213,684
*	DigitalOcean Holdings Inc.	2,439,429	209,254
*	Qorvo Inc.	2,650,796	205,172
*	Maplebear Inc.	5,356,406	200,651
*,1	Applied Digital Corp.	7,567,061	179,642
	Paycom Software Inc.	1,464,550	178,001
*,1	Figma Inc. Class A	8,414,824	177,889
	Amkor Technology Inc.	3,931,717	177,045
*	Plexus Corp.	851,493	172,461
*,1	Terawulf Inc.	11,324,860	163,418
[1]	Bentley Systems Inc. Class B	4,645,796	163,160
*,1	D-Wave Quantum Inc.	11,074,818	159,810
	Avnet Inc.	2,576,344	158,754

		Shares	Market Value ($000)
*	Snap Inc. Class A	34,224,325	157,432
*,1	Cipher Digital Inc.	12,231,031	157,413
*	JFrog Ltd.	3,195,733	149,976
*	Hut 8 Corp.	3,187,991	149,549
	KBR Inc.	4,027,857	148,467
*,1	UiPath Inc. Class A	13,047,012	144,822
*	Elastic NV	2,861,282	143,035
*	Rigetti Computing Inc.	9,994,928	140,329
*,1	Core Scientific Inc.	9,373,974	140,235
	Clear Secure Inc. Class A	2,856,265	138,272
*	SentinelOne Inc. Class A	10,634,871	136,977
	Science Applications International Corp.	1,434,949	136,205
*,1	Novanta Inc.	1,148,057	135,597
	Universal Display Corp.	1,405,493	128,827
	Pegasystems Inc.	2,970,132	126,409
*	Fastly Inc. Class A	4,284,296	124,502
*,1	ServiceTitan Inc. Class A	1,927,722	122,333
*	Allegro MicroSystems Inc.	3,842,609	121,157
	Dolby Laboratories Inc. Class A	1,940,330	116,536
*	Appfolio Inc. Class A	735,824	116,128
*	Commvault Systems Inc.	1,414,407	110,168
*	CCC Intelligent Solutions Holdings Inc.	18,347,830	110,087
*	Dropbox Inc. Class A	4,727,474	107,408
*	Box Inc. Class A	4,376,659	103,464
*,1	Zeta Global Holdings Corp. Class A	6,368,733	101,390
*	Qualys Inc.	1,117,179	98,144
*,1	Life360 Inc.	2,366,479	96,600
*	AXT Inc.	1,669,279	95,116
*	Diodes Inc.	1,392,850	95,076
*	Workiva Inc. Class A	1,582,132	94,343
*	nLight Inc.	1,652,083	94,202
*	Impinj Inc.	913,672	93,834
*	Parsons Corp.	1,707,933	92,519
*	Kyndryl Holdings Inc.	7,047,692	92,466
*	IPG Photonics Corp.	806,609	92,429
*	Gitlab Inc. Class A	4,249,990	91,970
	Power Integrations Inc.	1,790,127	91,654
*	Axcelis Technologies Inc.	984,261	91,615
*	Q2 Holdings Inc.	1,898,836	89,815
	RingCentral Inc. Class A	2,370,503	88,159
*,1	Klaviyo Inc. Class A	4,385,064	85,333
*	Ultra Clean Holdings Inc.	1,365,077	84,880
*,1	SoundHound AI Inc. Class A	12,339,709	84,774
*	Cargurus Inc. Class A	2,453,623	83,546
*	Synaptics Inc.	1,182,538	82,825
*	IAC Inc.	2,056,620	82,326
	Adeia Inc.	3,299,093	79,277
*	Varonis Systems Inc.	3,590,159	77,081
*	Photronics Inc.	1,786,892	72,208
*	Teradata Corp.	2,812,749	72,091
	Vishay Intertechnology Inc.	3,958,543	71,254
	CSG Systems International Inc.	861,992	68,908
*	Onestream Inc. Class A	2,859,683	68,632
*	NetScout Systems Inc.	2,157,672	68,592
*	SPS Commerce Inc.	1,211,001	67,416
*	DXC Technology Co.	5,277,304	66,336
*	Ambarella Inc.	1,284,889	66,140
*	Insight Enterprises Inc.	983,619	65,912
*,1	Cleanspark Inc.	7,739,653	65,864
*	Alarm.com Holdings Inc.	1,515,656	65,461
*	Veeco Instruments Inc.	1,905,777	64,530
*	Tenable Holdings Inc.	3,792,687	64,153
	ePlus Inc.	846,531	63,701
*	ACM Research Inc. Class A	1,615,861	63,584
*	Braze Inc. Class A	2,684,977	63,392
*	BlackLine Inc.	1,697,947	62,824
*	Rogers Corp.	579,309	62,177
	Benchmark Electronics Inc.	1,098,360	61,574
*	Freshworks Inc. Class A	7,626,679	61,242
*	Xometry Inc. Class A	1,442,753	58,922

		Shares	Market Value ($000)
*	Agilysys Inc.	808,927	57,547
*	Blackbaud Inc.	1,470,513	56,777
*,1	Navitas Semiconductor Corp. Class A	6,247,847	54,794
*	Diebold Nixdorf Inc.	706,906	53,329
	A10 Networks Inc.	2,247,182	51,955
*	Magnite Inc.	4,346,318	51,634
*,1	Trump Media & Technology Group Corp.	5,426,882	50,361
*	nCino Inc.	3,356,005	50,273
*	Ziff Davis Inc.	1,185,646	49,750
*	AvePoint Inc.	5,216,030	49,604
*	LiveRamp Holdings Inc.	1,857,191	49,253
*,1	BigBear.ai Holdings Inc.	13,933,764	49,047
*	Ichor Holdings Ltd.	1,026,712	47,855
*	Intapp Inc.	1,823,399	46,843
*	Yelp Inc. Class A	1,843,474	45,608
*	MaxLinear Inc. Class A	2,607,704	45,348
*,1	NextNav Inc.	2,817,924	45,143
[1]	Concentrix Corp.	1,618,598	44,285
*	DoubleVerify Holdings Inc.	4,619,221	43,883
*,1	Quantum Computing Inc.	6,402,857	43,860
*	ZoomInfo Technologies Inc. Class A	7,305,591	43,687
*	Cohu Inc.	1,401,257	42,906
	CTS Corp.	888,291	42,425
*,1	Figure Technology Solutions Inc. Class A	1,095,690	37,199
*,1	Innodata Inc.	957,140	36,965
*	Ouster Inc.	1,931,733	35,486
*,1	C3.ai Inc. Class A	4,213,233	35,475
*	Progress Software Corp.	1,379,679	35,389
*	Five9 Inc.	2,324,655	35,265
*,1	Alkami Technology Inc.	2,201,258	34,494
*,1	Aehr Test Systems	928,847	34,442
*	PDF Solutions Inc.	998,562	32,663
*,1	NIQ Global Intelligence plc	2,843,787	32,334
*	SkyWater Technology Inc.	1,174,492	32,193
*	Appian Corp. Class A	1,163,315	28,048
*	Penguin Solutions Inc.	1,578,185	27,776
*,1	NCR Voyix Corp.	4,385,381	27,759
*	Vertex Inc. Class A	2,218,642	26,380
	Ingram Micro Holding Corp.	1,125,100	26,226
*	SEMrush Holdings Inc. Class A	2,083,588	24,878
*	Daktronics Inc.	1,219,771	23,847
*	ScanSource Inc.	654,901	23,773
*,1	Wolfspeed Inc.	1,435,013	23,419
*,1	SailPoint Inc.	1,753,026	23,210
*	Sprinklr Inc. Class A	3,824,212	22,945
*	Schrodinger Inc.	1,922,067	21,835
	PC Connection Inc.	368,558	21,546
*	Amplitude Inc. Class A	2,929,527	19,979
*	Mitek Systems Inc.	1,347,395	18,190
*	Kimball Electronics Inc.	764,178	18,103
*,1	indie Semiconductor Inc. Class A	5,410,238	17,421
*,1	Asana Inc. Class A	2,688,468	17,206
*,1	Serve Robotics Inc.	2,036,569	17,189
*,1	PAR Technology Corp.	1,285,788	17,140
*	PagerDuty Inc.	2,749,180	17,072
*	Alpha & Omega Semiconductor Ltd.	749,077	16,600
*	Arteris Inc.	961,143	15,801
*	Ambiq Micro Inc.	609,763	15,494
*	CEVA Inc.	801,663	14,975
*	Bandwidth Inc. Class A	839,907	14,967
*,1	Navan Inc. Class A	1,096,894	14,523
*,1	Rumble Inc.	2,683,411	13,685
*	EverQuote Inc. Class A	878,443	13,546
*	Consensus Cloud Solutions Inc.	567,206	13,465
[1]	Shutterstock Inc.	775,995	12,889
*,1	Netskope Inc. Class A	1,501,659	12,749
*,1	Kopin Corp.	5,448,047	12,258
*	Red Violet Inc.	351,075	12,147
	OneSpan Inc.	1,132,596	11,926
*	Blend Labs Inc. Class A	6,824,116	11,601

		Shares	Market Value ($000)
*	N-able Inc.	2,464,736	11,510
*	Grid Dynamics Holdings Inc.	1,988,574	11,335
*,1	Aeva Technologies Inc.	849,416	11,178
*	Powerfleet Inc.	3,618,222	11,144
*,1	Ibotta Inc. Class A	357,707	10,720
*,1	Grindr Inc.	883,619	10,683
*	Rapid7 Inc.	1,938,367	10,680
	Climb Global Solutions Inc.	522,016	10,346
	NVE Corp.	149,719	9,807
*	Digital Turbine Inc.	3,348,570	9,644
*	Nextdoor Holdings Inc.	6,887,234	9,642
*,1	Yext Inc.	2,509,647	9,637
*	NerdWallet Inc. Class A	927,254	9,625
*	PubMatic Inc. Class A	1,175,859	9,619
	Hackett Group Inc.	710,875	9,248
*	MediaAlpha Inc. Class A	981,800	9,131
*,1	Groupon Inc.	761,571	9,063
*	Sprout Social Inc. Class A	1,580,250	9,007
*	Weave Communications Inc.	1,934,174	8,936
*	Cerence Inc.	1,271,166	8,021
*	ON24 Inc.	986,648	7,992
*	Bumble Inc. Class A	2,323,668	7,575
*	Angi Inc. Class A	1,084,518	7,429
*,1	Datavault AI Inc. (XNCM)	11,632,121	7,192
*	SmartRent Inc. Class A	4,755,163	7,133
*	Rimini Street Inc.	2,080,379	6,824
*	Telos Corp.	1,597,835	6,695
*	Asure Software Inc.	775,410	6,669
*	Simulations Plus Inc.	537,490	6,353
*	inTEST Corp.	460,795	6,290
*,1	MicroVision Inc.	9,446,026	6,057
	Methode Electronics Inc.	1,066,057	5,885
*,1	Aeluma Inc.	446,381	5,843
*	Backblaze Inc. Class A	1,640,455	5,660
*,1	Veritone Inc.	2,800,657	5,517
*,1	Duos Technologies Group Inc.	794,186	5,448
*	Commerce.com Inc.	2,006,813	5,358
*,1	Via Transportation Inc. Class A	356,831	5,352
*	Viant Technology Inc. Class A	468,891	5,252
*	One Stop Systems Inc.	693,556	5,250
*,1	Blaize Holdings Inc.	2,837,306	5,164
	Immersion Corp.	945,008	5,160
*	Everspin Technologies Inc.	584,800	5,140
*	Amtech Systems Inc.	430,540	5,029
*	1stdibs.com Inc.	908,280	4,996
*	GSI Technology Inc.	919,431	4,726
*	eGain Corp.	595,590	4,699
*	Intellicheck Inc.	668,560	4,673
[1]	Xerox Holdings Corp.	3,578,710	4,617
*,1	Tucows Inc. Class A	257,905	4,426
*	Unisys Corp.	2,112,468	4,373
*,1	TON Strategy Co.	1,716,200	4,239
*,1	QuickLogic Corp.	441,646	4,143
*,1	Brand Engagement Network Inc.	105,381	3,994
	Richardson Electronics Ltd.	356,083	3,899
*	TechTarget Inc.	890,567	3,455
*,1	Atomera Inc.	890,855	3,394
*,1	Rackspace Technology Inc.	3,402,753	3,334
[1]	ReposiTrak Inc.	435,859	3,313
*	Kaltura Inc.	2,641,043	3,222
*,1	Rekor Systems Inc.	3,768,745	3,090
*,1	Getty Images Holdings Inc.	3,878,650	3,077
*,1	KULR Technology Group Inc.	1,291,985	3,062
*	Domo Inc. Class B	986,416	3,018
*	Identiv Inc.	800,059	2,960
*	CS Disco Inc.	759,612	2,902
*,1	Datacentrex Inc.	1,317,363	2,832
*,1	XTI Aerospace Inc.	1,333,300	2,760
*,1	Digimarc Corp.	549,644	2,699
	CSP Inc.	272,265	2,355

		Shares	Market Value ($000)
*	AstroNova Inc.	244,374	2,246
*,1	Arena Group Holdings Inc.	979,043	2,125
*	WM Technology Inc.	3,121,918	2,055
*	KORE Group Holdings Inc.	225,868	2,037
[1]	BTCS Inc.	1,331,894	1,851
*	DLH Holdings Corp.	305,738	1,779
*,1	Quantum Corp.	374,196	1,777
*	Silvaco Group Inc.	238,522	1,689
*,1	VirnetX Holding Corp.	113,293	1,570
*	AudioEye Inc.	242,739	1,546
*	NetSol Technologies Inc.	439,236	1,489
*,1	Airship AI Holdings Inc.	651,075	1,471
*	Expensify Inc. Class A	1,664,862	1,448
	Zedge Inc. Class B	445,793	1,306
*	WidePoint Corp.	259,060	1,293
*	Trio-Tech International	212,340	1,227
*	Phunware Inc.	656,562	1,162
*,1	Pixelworks Inc.	200,989	1,085
*	comScore Inc.	148,108	1,028
*	ACCESS Newswire Inc.	107,686	954
*	Beachbody Co. Inc.	86,477	939
*	TransAct Technologies Inc.	265,639	874
*	Key Tronic Corp.	315,028	860
*,1	LivePerson Inc.	337,107	860
*,1	Vivid Seats Inc. Class A	140,650	831
*	Aware Inc.	631,259	789
*	Inuvo Inc.	377,482	781
*	CVD Equipment Corp.	182,583	756
*,1	Nuburu Inc.	4,014,560	712
*	Upland Software Inc.	919,599	612
*	Creative Realities Inc.	166,816	574
*	Gloo Holdings Inc. Class A	113,004	544
*	Mastech Digital Inc.	95,432	543
*	Data I/O Corp.	208,781	528
*,1	Mobix Labs Inc.	1,304,623	436
*,1	PSQ Holdings Inc. Class A	815,759	432
*,1	Nixxy Inc.	398,877	425
*	BuzzFeed Inc. Class A	610,151	371
*,1	authID Inc.	274,478	357
*	Research Frontiers Inc.	276,087	249
*,1	Laser Photonics Corp.	228,813	229
*	Glimpse Group Inc.	427,800	221
*	Intelligent Protection Management Corp.	139,605	214
*,1	Veea Inc.	343,900	183
*	Giftify Inc.	162,064	162
*	Intellinetics Inc.	19,545	146
*	Skillz Inc. Class A	43,740	113
*	Nortech Systems Inc.	9,179	112
*	Data Storage Corp.	23,118	89
*	Marygold Cos. Inc.	53,168	61
*,1	System1 Inc.	17,069	52
*	Alpha Modus Holdings Inc.	84,627	31
*	FiscalNote Holdings Inc.	2	—
*,2	Pivotal Software Inc.	2,226,463	—
*,1,2	Datavault AI Inc.	121,714	—
			722,351,134
Telecommunications (2.1%)
	Cisco Systems Inc.	112,924,516	8,761,813
	AT&T Inc.	222,381,107	6,446,828
	Verizon Communications Inc.	120,577,891	6,053,010
*	Arista Networks Inc.	33,928,794	4,165,777
	Comcast Corp. Class A	113,982,455	3,272,436
	T-Mobile US Inc.	14,003,656	2,941,188
	Motorola Solutions Inc.	5,262,847	2,283,918
*	Ciena Corp.	4,490,542	1,743,363
*	Lumentum Holdings Inc.	2,268,168	1,593,978
*,1	AST SpaceMobile Inc. Class A	8,248,027	683,514
*,1	Charter Communications Inc. Class A	2,613,952	564,300
*	EchoStar Corp. Class A	4,235,213	495,816

		Shares	Market Value ($000)
*	Roku Inc.	4,166,432	394,228
	InterDigital Inc.	813,106	245,558
*	Viavi Solutions Inc.	7,353,425	244,722
*	Lumen Technologies Inc.	29,400,253	204,332
*	Applied Optoelectronics Inc.	2,269,957	192,016
*	Liberty Broadband Corp. Class C	3,783,643	190,317
*	Viasat Inc.	4,091,242	187,379
	Telephone & Data Systems Inc.	3,036,680	127,844
*	Vistance Networks Inc.	6,861,383	124,877
*	Globalstar Inc.	1,616,056	107,339
*	Calix Inc.	1,903,704	93,263
	Iridium Communications Inc.	2,778,454	77,074
	Uniti Group Inc.	7,620,809	71,483
*	Extreme Networks Inc.	4,057,185	61,182
*	Digi International Inc.	1,114,972	53,742
*	GCI Liberty Inc. Class C	1,073,982	39,963
*	ADTRAN Holdings Inc.	2,516,922	31,663
	IDT Corp. Class B	632,098	31,036
*,1	Lightwave Logic Inc.	4,342,951	30,531
*	Harmonic Inc.	3,333,860	29,938
	Cogent Communications Holdings Inc.	1,543,223	29,074
*	Liberty Broadband Corp. Class A	514,617	25,844
	Shenandoah Telecommunications Co.	1,621,397	25,002
	Array Digital Infrastructure Inc.	503,310	23,223
*	NETGEAR Inc.	865,287	18,898
*	Anterix Inc.	351,793	13,435
*	Cable One Inc.	141,388	12,896
*	Ooma Inc.	779,871	11,347
*	Optimum Communications Inc. Class A	8,372,524	10,884
*	Gogo Inc.	2,523,172	10,143
*	Clearfield Inc.	371,525	9,834
	ATN International Inc.	301,591	8,209
*,1	fuboTV Inc. Class A	852,393	8,064
*	Aviat Networks Inc.	355,692	8,042
*	Xperi Inc.	1,379,319	7,724
*	BK Technologies Corp.	94,379	7,044
	Spok Holdings Inc.	615,117	6,705
*	8x8 Inc.	4,036,777	6,701
*	Ribbon Communications Inc.	3,068,300	6,505
*	Lantronix Inc.	1,050,316	5,504
*	KVH Industries Inc.	527,571	4,727
*	GCI Liberty Inc. Class A	115,298	4,249
*,1	Inseego Corp.	376,559	4,187
*	Crexendo Inc.	530,206	3,271
*	Comtech Telecommunications Corp.	842,420	2,797
*	Genasys Inc.	1,303,758	2,373
*	Airgain Inc.	345,269	1,899
*	Optical Cable Corp.	142,353	1,174
	Franklin Wireless Corp.	296,350	1,129
	Network-1 Technologies Inc.	392,041	565
*	SurgePays Inc.	418,431	314
*	NextPlat Corp.	44,512	17
			41,826,208
Utilities (2.8%)
	NextEra Energy Inc.	66,185,225	6,147,284
	Southern Co.	34,954,451	3,373,804
	Duke Energy Corp.	24,711,156	3,235,679
	Waste Management Inc.	12,810,512	2,943,728
	Constellation Energy Corp.	9,785,212	2,732,520
	American Electric Power Co. Inc.	17,178,720	2,251,787
	Sempra	20,726,707	2,014,014
	Dominion Energy Inc.	27,903,039	1,724,966
	Vistra Corp.	10,765,978	1,618,449
	Entergy Corp.	14,394,588	1,617,376
	Xcel Energy Inc.	19,815,584	1,574,150
	Exelon Corp.	32,072,902	1,572,214
	Republic Services Inc.	6,374,763	1,396,201
	Waste Connections Inc.	8,122,609	1,319,437
	Consolidated Edison Inc.	11,489,960	1,300,434

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	15,844,689	1,282,628
	WEC Energy Group Inc.	10,346,829	1,197,852
	PG&E Corp.	68,008,595	1,194,911
	NRG Energy Inc.	6,746,716	985,965
	Atmos Energy Corp.	5,254,204	970,557
	Ameren Corp.	8,772,505	964,274
	CenterPoint Energy Inc.	20,770,225	896,443
	Edison International	12,207,679	893,358
	FirstEnergy Corp.	17,440,887	883,555
	PPL Corp.	22,675,430	866,201
	American Water Works Co. Inc.	6,196,875	843,333
	Eversource Energy	11,943,286	827,431
	DTE Energy Co.	5,616,305	821,216
	CMS Energy Corp.	9,703,764	752,818
	NiSource Inc.	15,222,738	710,293
	Alliant Energy Corp.	8,146,097	584,564
	Evergy Inc.	6,916,579	566,606
*	Talen Energy Corp.	1,446,697	461,829
*	Clean Harbors Inc.	1,511,221	433,312
	Pinnacle West Capital Corp.	3,841,905	387,072
	Essential Utilities Inc.	9,006,564	362,694
	AES Corp.	22,659,369	319,270
	OGE Energy Corp.	6,538,141	313,569
	National Fuel Gas Co.	3,015,696	283,355
	IDACORP Inc.	1,742,973	249,193
	UGI Corp.	6,821,459	248,437
*,1	Oklo Inc. Class A	4,220,321	209,286
	Ormat Technologies Inc.	1,840,963	206,041
	TXNM Energy Inc.	3,437,408	200,951
	Portland General Electric Co.	3,663,687	193,333
	Southwest Gas Holdings Inc.	2,168,694	188,459
	New Jersey Resources Corp.	3,203,734	175,949
	ONE Gas Inc.	2,001,383	172,379
	Black Hills Corp.	2,394,134	166,177
	Spire Inc.	1,788,544	161,935
*	Casella Waste Systems Inc. Class A	1,988,351	157,756
	MDU Resources Group Inc.	6,506,264	134,810
	Northwestern Energy Group Inc.	1,962,796	129,427
	Avista Corp.	2,594,607	104,147
	Clearway Energy Inc. Class C	2,462,079	96,735
	Chesapeake Utilities Corp.	756,528	95,602
*	Sunrun Inc.	7,049,772	95,595
*,1	NuScale Power Corp. Class A	8,623,380	93,477
	American States Water Co.	1,231,169	93,101
	MGE Energy Inc.	1,171,498	90,545
	California Water Service Group	1,895,262	85,931
*	Hawaiian Electric Industries Inc.	5,234,553	77,681
	H2O America	1,206,848	70,806
	Northwest Natural Holding Co.	1,296,033	68,975
	Clearway Energy Inc. Class A	1,353,032	52,998
*	Enviri Corp.	2,277,049	44,676
	Middlesex Water Co.	600,182	31,239
	Unitil Corp.	591,561	30,903
	Excelerate Energy Inc. Class A	760,686	25,422
*,1	NANO Nuclear Energy Inc.	1,195,011	24,474
*	Hallador Energy Co.	1,025,786	16,700
	Consolidated Water Co. Ltd.	496,323	16,438
	York Water Co.	473,337	14,413
	Artesian Resources Corp. Class A	274,863	8,754
	Genie Energy Ltd. Class B	608,409	8,603
*	Cadiz Inc.	1,670,464	8,202
*	Pure Cycle Corp.	615,705	6,194
*	Perma-Fix Environmental Services Inc.	550,971	5,890
	RGC Resources Inc.	251,023	5,535
*,1	ALT5 Sigma Corp.	3,924,878	4,357
	Global Water Resources Inc.	439,882	3,339
*	Arq Inc.	1,056,800	2,705
*	Spruce Power Holding Corp.	423,209	1,735
*,1	Net Power Inc.	1,099,992	1,716
*	Quest Resource Holding Corp.	547,428	651

		Shares	Market Value ($000)
*	Zeo Energy Corp.	340,315	195
	Royalty Management Holding Corp.	40,644	121
			56,507,137
Total Common Stocks (Cost $812,236,450)			1,985,199,803
Preferred Stocks (0.0%)
*,1,2	ClearOne Inc. Preference Shares	24,648	5
*,2	Next Bridge Hydrocarbons Inc. Preference Shares	103,600	—
[2]	BTCS Inc. Preference Shares	280,193	—
*,1,2	Nutriband Inc. Preference Shares	30,646	—
Total Preferred Stocks (Cost $305)			5
Rights (0.0%)
*,1,2	Korro Bio Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,2	Sanofi Aatd Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Adverum Biotechnologies Inc. CVR	572,302	458
*,2	Enliven Therapeutics Inc. CVR	370,003	334
*	M-Tron Industries Inc. Exp. 4/15/2026	78,163	164
*,2	Coherus BioSciences Inc. CVR	1,709,153	161
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,1,2	FG Nexus Inc. CVR	14,902	81
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,1,2	BlackBox Inc. CVR	27,277	7
*,2	Akero Therapeutics Inc. CVR	2,352	2
*,2	Metsera Inc. CVR	245	1
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	ABIOMED Inc. CVR	264	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
*,2	Ikena Oncology Securities Corp. CVR	1,028,743	—
Total Rights (Cost $5,033)			6,046
Warrants (0.0%)
*	Altisource Portfolio Solutions SA Exp. 4/30/2032	582,728	223
*,1	Altisource Portfolio Solutions SA Exp. 4/2/2029	582,728	123
*	Presidio Property Trust Inc. Exp. 1/24/2027	110,319	2
*	SELLAS Life Sciences Group Inc. Exp. 4/5/2027	40,000	—
*	Tempest Therapeutics Inc. Exp. 2/3/2031	104,944	—
Total Warrants (Cost $—)			348

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $10,177,264)	3.687%	101,793,916	10,178,373
Total Investments (100.1%) (Cost $822,419,052)				1,995,384,575
Other Assets and Liabilities—Net (-0.1%)				(2,918,367)
Net Assets (100%)				1,992,466,208
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,574,944.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,675,361 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	4,224	530,577	3,257
E-mini S&P 500 Index	June 2026	11,609	3,813,992	(17,339)
E-mini S&P Mid-Cap 400 Index	June 2026	194	65,892	627
				(13,455)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	2/1/2027	GSI	3,850	(3.640)	—	(1)
Bank of America Corp.	2/1/2027	CITNA	356,595	(4.490)	11,540	—
Citigroup Inc.	8/31/2027	BANA	221,125	(4.380)	—	(2,201)
Global Payments Inc.	8/31/2026	BANA	23,187	(4.367)	—	(1,152)
Goldman Sachs Group Inc.	8/31/2027	BANA	407,930	(4.460)	1,758	—
JPMorgan Chase & Co.	8/31/2027	BANA	1,443,370	(4.435)	—	(7,045)
NetApp Inc.	8/31/2026	BANA	18,542	(4.314)	—	(560)
PayPal Holdings Inc.	8/31/2026	BANA	84,575	(4.466)	664	—
Raymond James Financial Inc.	2/1/2027	CITNA	7,941	(4.140)	42	—
VICI Properties Inc. Class A	8/31/2026	BANA	71,823	(4.336)	1,839	—
Visa Inc. Class A	8/31/2026	BANA	312,533	(3.630)	—	(2,894)
					15,843	(13,853)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,985,199,607	—	196	1,985,199,803
Preferred Stocks	—	—	5	5
Rights	164	—	5,882	6,046
Warrants	348	—	—	348
Temporary Cash Investments	10,178,373	—	—	10,178,373
Total	1,995,378,492	—	6,083	1,995,384,575

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,884	—	—	3,884
Swap Contracts	—	15,843	—	15,843
Total	3,884	15,843	—	19,727
Liabilities
Futures Contracts[1]	(17,339)	—	—	(17,339)
Swap Contracts	—	(13,853)	—	(13,853)
Total	(17,339)	(13,853)	—	(31,192)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Coeptis Therapeutics Holdings Inc.	3,820	—	182	(19)	(761)	—	—	NA1
FG Nexus Inc.	NA2	4,905	—	—	(3,230)	—	—	1,675
Vanguard Market Liquidity Fund	8,262,624	NA3	NA3	(438)	(602)	50,909	—	10,178,373
Total	8,266,444	4,905	182	(457)	(4,593)	50,909	—	10,180,048
1	Not applicable—at March 31, 2026, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at December 31, 2025, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.